ANNUAL REPORT AS OF
AUGUST 31, 1998


SEI TAX EXEMPT
TRUST



-------------------------------------------
Tax Free Portfolio
-------------------------------------------
California Tax Exempt Portfolio
-------------------------------------------
Institutional Tax Free Portfolio
-------------------------------------------
Pennsylvania Tax Free Portfolio
-------------------------------------------
Intermediate-Term Municipal Portfolio
-------------------------------------------
Pennsylvania Municipal Bond Portfolio
-------------------------------------------
Massachusetts Municipal Bond Portfolio
-------------------------------------------
New Jersey Municipal Bond Portfolio
-------------------------------------------
New York Municipal Bond Portfolio
-------------------------------------------
California Municipal Bond Portfolio
-------------------------------------------



[LOGO OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998

LETTER TO SHAREHOLDERS ..............................................     1
MUNICIPAL BOND MARKET OVERVIEW ......................................     2
MANAGEMENT'S DISCUSSION AND ANALYSIS
     OF FUND PERFORMANCE ............................................     3
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS......................     5
STATEMENT OF ASSETS & LIABILITIES....................................    59
STATEMENT OF OPERATIONS..............................................    60
STATEMENT OF CHANGES IN NET ASSETS...................................    63
FINANCIAL HIGHLIGHTS.................................................    66
NOTES TO FINANCIAL STATEMENTS........................................    68
NOTICE TO SHAREHOLDERS ..............................................    74
REPORT OF INDEPENDENT ACCOUNTANTS ...................................    76

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998

TO OUR SHAREHOLDERS:

In the fiscal year ending August 31, 1998, yields in the municipal markets started the year on the right foot as they fell in September 1997 and continued to do so through December. Yields in the Treasury market also fell through calendar year end as the markets began to unravel in Asia and investors bought Treasuries for security.

The Federal Reserve, specifically Chairman Greenspan, made comments in January 1998 regarding the effects of Asia's turmoil on U.S. markets. Greenspan believed that it would slow economic growth in the United States. However, the flight-to-quality buying began in late 1997 and continued through second quarter of 1998 which resulted in decreasing Treasury yields.

The Federal Reserve did not raise or lower interest rates during the past fiscal year. Interest rates have remained at 5.50% since April of 1997. The Federal Reserve continues to monitor the events in the Far East and Russia and their effects on the U.S. markets. Chairman Greenspan continually reminds the markets of these events. The advisors will review the information available and position the portfolios accordingly, while keeping in mind each fund's investment objective.

Thank you for your continued confidence in the SEI Tax Exempt Trust.



                                               Sincerely,


                                               / s / [signature omitted]



                                               Edward D. Loughlin
                                               PRESIDENT

MUNICIPAL BOND MARKET OVERVIEW
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


The broad domestic fixed income markets started the fiscal year on a positive note as September of 1997 was characterized by falling yields. In general, the Treasury market responded favorably to a slew of `bond positive' economic data. With both CPI and PPI reports coming in at below expectations, bond prices rose on the expectations for controlled inflation pressures. Municipals meanwhile, rallied as well, yet underperformed their taxable counterparts due to robust new issue supply. For the rest of calendar 1997, the Treasury market continued its march higher as yields fell due to another raft of benign inflation data. In December, the market was further propelled by flight-to-quality buying in lieu of turmoil in Asia. As events unfolded in the Far East, many investors bought Treasuries for safety reasons. As one might expect, the municipal bond market likewise moved higher in the face of low inflation data. However, tax-exempt bonds underperformed Treasuries due to continued large bond issuance by municipalities. In addition, municipals remained insulated from the flight-to-quality trading experienced in the Treasury market.

Despite much volatility, Treasuries moved higher during the next three month period. Most of the positive momentum occurred in January as comments by Fed Chairman Greenspan caused Treasury prices to skyrocket. Essentially, Greenspan indicated that events in Asia could have a dampening effect upon U.S. economic growth and therefore, inflation. In contrast, the municipal market was mixed during the period, with yields falling along the 1- to 3-year portion of the maturity spectrum. Yields rose across the remainder of the curve. Furthermore, the performance of municipals was once again eclipsed by Treasuries. The underperformance was again a function of technical pressures as municipalities rushed to take advantage of the low interest rate environment to either issue new bonds or refinance older, higher cost debt.

The aforementioned themes of subdued inflation, lower than expected economic data, and flight-to-quality buying extended through April, May, and June. As a result, yields on Treasury securities fell once again. The performance of the tax-exempt market was mixed as strong new issuance served to partially offset the positive impact of subdued economic data. Nevertheless, the U.S. fixed income market rounded out the remaining two months of the fiscal year in grand fashion. Lower than expected CPI and PPI reports, flight-to-quality in the Treasury market, and comments by Fed Chairman Greenspan combined to send bond prices to even greater heights. In like manner, municipal bonds rose due to economic data and Fed comments. However, municipals remained largely insulated from international flight-to-quality buying. Naturally, without this demand component, the tax-exempt market underperformed treasuries during the last two months of the fiscal year.

For the complete fiscal year, the Treasury market posted solid performance with yields falling by 71 to 143 basis points across all maturities. In contrast, municipals underperformed the taxable market with yields falling by only 38 to 48 basis points across the AAA-rated general obligation yield curve.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


                                INTERMEDIATE-TERM
                               MUNICIPAL PORTFOLIO

      OBJECTIVES. The Intermediate-Term Municipal Portfolio seeks the highest level of income exempt from Federal income taxes that can be obtained, consistent with the preservation of capital, from a diversified portfolio of investment grade securities.
      STRATEGY. The Intermediate-Term Municipal Portfolio invests primarily in municipal notes and bonds rated A or better. The Portfolio will maintain an average weighted maturity of three to ten years, although typically the average maturity will tend towards the shorter end of this maturity range. The Portfolio invests in securities which are viewed as attractively priced due to the inefficiencies of the municipal market.
      ANALYSIS. For the fiscal year ended August 31, 1998, the SEI Intermediate-Term Municipal Portfolio, Class A (the "Fund") posted a total return of 7.20% versus a total return of 6.82% for the Lehman Brothers 5-Year G.O. Municipal Bond Index (the "Benchmark") and 7.18% for the Lehman 3- to 10-Year Blend Municipal Index.
      The primary driver of outperformance versus the Lehman 5-Year G.O. Municipal Bond Index was the Fund's longer duration posture. With interest rates falling throughout the fiscal year, the longer duration positioning allowed the Fund to more fully participate in the market rally. In addition, the portfolio's sizable exposure to California bonds further enhanced relative performance. California issues performed well compared to the broad municipal market during the period due to improving credit fundamentals. Overall, the Fund maintained a yield advantage over the index through investment in sectors such as hospitals and housing bonds.
      In like manner, a longer relative duration posture explained much of the Fund's outperformance versus the Lehman 3- to 10-year Blend Municipal Index. The Fund's relative performance was further enhanced by its moderate exposure to BBB-rated securities. This sector of the market performed well primarily due to technical forces. With interest rates steadily declining throughout the fiscal year, many municipal investors flocked to the BBB sector in an attempt to garner excess yield. This increased demand caused the sector to outperform the broad municipal market. The Fund also benefited from credit upgrades within the sector. Furthermore, for reasons stated above, the Fund's investment in California paper also aided performance for the 12-month period.

--------------------------------------------------------------------------------
                                INTERMEDIATE-TERM
                                    MUNICIPAL
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                      One     Annualized   Annualized   Annualized   Cumulative
                      Year      3-Year      5-Year      Inception    Inception
                     Return     Return      Return       to Date      to Date
--------------------------------------------------------------------------------
Intermediate-Term
Municipal             7.20%      6.28%       5.38%        6.45%        75.43%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
SEI TAX EXEMPT TRUST INTERMEDIATE-TERM MUNICIPAL PORTFOLIO, VERSUS
THE LEHMAN BROTHERS 5-YEAR G.O. INDEX

[LINE CHART OMITTED]

              Tax Exempt    Lehman

9/30/89         10000       10000
8/90            10522       10670
8/91            11450       11747
8/92            12427       12912
8/93            13498       14053
8/94            13586       14384
8/95            14609       15442
8/96            15158       16029
8/97            16360       17100
8/98            17538       18266

1 FOR THE PERIODS ENDED AUGUST 31, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


                      PENNSYLVANIA MUNICIPAL BOND PORTFOLIO

      OBJECTIVES. The Pennsylvania Municipal Bond Portfolio seeks to provide current income exempt from both Federal and Pennsylvania state income taxes while preserving capital by investing primarily in municipal securities.
      STRATEGY. While the Portfolio is permitted to purchase investment-grade municipal bonds, a large percentage of the assets are currently in AAA-rated, insured Pennsylvania municipal securities. As principal stability is a primary objective of the Portfolio, the weighted average maturity of the Portfolio is typically in a narrow band of five to seven years. While the Adviser does not attempt to forecast interest rates, the maturity of the Portfolio is extended when interest rates are stable or in decline, and is shortened during periods of rising interest rates.
      ANALYSIS. The SEI Pennsylvania Municipal Bond Portfolio (the "Fund") posted a total return of 7.24% compared to a total return of 6.82% for the benchmark (the "Benchmark"), the Lehman Brothers 5-Year G.O. Municipal Bond Index. During the same period, the Lehman M.F. Pennsylvania Intermediate Municipal Index returned 7.65%.
      Given the falling interest rate environment over the last 12 months, the Fund's longer duration posture versus the Lehman 5-Year G.O. Municipal Bond Index was the main contributor to positive relative performance. In addition, the Fund's exposure to bonds maturing in more than 6 years served to further bolster performance. In broad terms, the Fund's yield advantage versus the Benchmark served to enhance results.
      In contrast, the slight underperformance versus the Lehman M.F. Pennsylvania Intermediate Municipal Index was mainly the result of the Fund's shorter relative duration posture. Nevertheless, the underperformance for the the fiscal year was mitigated by the Fund's exposure to BBB-rated securities. BBB's outperformed the broad market due to strong investor demand with the sector. In addition, the Fund's performance was supported by investment in the hospital sector. Many hospitals performed well during the year due to merger and acquisition forces in the healthcare industry. Therefore, the Fund's investment in stronger financially sound hospital credits, served to bolster relative returns during the period.

--------------------------------------------------------------------------------
                           PENNSYLVANIA MUNICIPAL BOND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                          One     Annualized  Annualized  Annualized  Cumulative
                          Year      3-Year     5-Year    Inception    Inception
                         Return     Return     Return     to Date      to Date
--------------------------------------------------------------------------------

 Pennsylvania
 Municipal Bond            7.24%      6.41%      5.42%      6.61%      78.50%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
SEI TAX EXEMPT TRUST PENNSYLVANIA MUNICIPAL BOND PORTFOLIO, VERSUS
THE LEHMAN BROTHERS 5-YEAR G.O. INDEX

[LINE CHART OMITTED]

          Tax Exempt Lehman

8/31/89        10000        10000
8/90           10527        10675
8/91           11559        11752
8/92           12584        12918
8/93           13706        14060
8/94           13862        14290
8/95           14806        15449
8/96           15392        16036
8/97           16636        17108
8/98           17840        18275


1 FOR THE PERIODS ENDED AUGUST 31, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


TAX FREE PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 105.6%
ALABAMA -- 1.0%
   Alabama State, Multi-Family
     Housing Revenue Authority,
     Rime Village Hoover Project,
     Ser A, RB (A) (B) (C)
     3.300%, 09/10/98                 $4,565       $ 4,565
   Tuscaloosa County, Industrial
     Development Authority,
     Field Container Corporation
     Project, RB (A) (B) (C)
     3.250%, 09/10/98                    850           850
                                                   -------
                                                     5,415
                                                   -------
ARIZONA -- 1.8%
   Chandler Industrial Development
     Authority, Parsons Municipal
     Services Project, RB (A) (B) (C)
     3.550%, 09/01/98                  4,900         4,900
   Phoenix, GO
     Pre-Refunded @ 102 (D)
     6.600%, 07/01/99                  1,000         1,044
   Tuscon, Industrial Development
     Authority, Tuscon City Center
     Parking Project, Ser A,
     RB (A) (B) (C)
     3.425%, 09/10/98                  3,800         3,800
                                                   -------
                                                     9,744
                                                   -------
ARKANSAS -- 0.2%
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                  1,203         1,203
                                                   -------
CALIFORNIA -- 2.4%
   California State, Higher Education
     Loan Authority, Student Loan
     Revenue Project, RB (A) (B) (C)
     3.800%, 12/01/98                  2,500         2,500
   California State, Higher Education
     Loan Authority, Student Loan
     Revenue, Ser 87-A, RB (A) (B) (C)
     3.650%, 01/01/99                  4,500         4,500
   Kern, Community College
     District, COP (A) (B) (C)
     3.550%, 09/10/98                  3,000         3,000
   Los Angeles, Community
     Redevelopment Authority,
     Central Business District I
     Project, TA
     5.000%, 11/15/98                  3,000         3,007
                                                   -------
                                                    13,007
                                                   -------
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
COLORADO -- 2.2%
   Colorado State, Housing Finance
     Authority, Multi-Family Housing,
     Cambray Park Project, RB
     (A) (B) (C)
     3.400%, 09/10/98                 $3,400       $ 3,400
   Colorado State, Housing Finance
     Authority, Multi-Family Housing,
     Grants Plaza Project, Ser A,
     RB (A) (B) (C)
     3.325%, 09/10/98                  1,500         1,500
   Colorado State, Housing Finance
     Authority, Multi-Family
     Housing, Woodstream Project,
     RB (A) (B) (C)
     3.400%, 09/10/98                  2,500         2,500
   Fraser, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.800%, 12/01/98                  1,405         1,405
   Jefferson County, School District
     Ser A, GO
     4.000%, 12/15/98                  1,500         1,501
   Panorama Metropolitan District,
     Ser B, RB (A) (B) (C)
     4.000%, 12/01/98                  1,000         1,000
   Stonegate Village, Stonegate
     Village Metropolitan District,
     Refunding & Improvements
     Project, Ser A, GO
     5.600%, 12/01/98                    770           773
                                                   -------
                                                    12,079
                                                   -------
CONNECTICUT -- 0.1%
   Connecticut State, GO
     6.700%, 12/01/98                    400           403
                                                   -------
DELAWARE -- 0.7%
   Delaware State, Multi-Family
     Economic Development
     Authority, School House
     Project, RB (A) (B) (C)
     3.300%, 09/10/98                  4,000         4,000
                                                   -------
DISTRICT OF COLUMBIA -- 0.7%
   District of Columbia, General
     Fund Recovery Project,
     Ser B-2, GO (A) (B) (C)
     3.400%, 09/01/98                  1,000         1,000
   District of Columbia, Ser A, GO,
     AMBAC, Pre-Refunded @ 102,
     (C) (D)
     7.500%, 06/01/99                  2,500         2,614
                                                   -------
                                                     3,614
                                                   -------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


TAX FREE PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
FLORIDA -- 6.6%
   Boca Raton, Industrial
     Development Authority,
     Parking Garage Project,
     Ser 84-A, RB (A) (B) (C)
     3.675%, 09/10/98                $ 3,125       $ 3,125
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                  1,825         1,825
   Highlands County, Health Facility
     Authority, Adventist/
     Sunbelt Project, Ser A,
     RB (A) (B) (C)
     3.300%, 09/10/98                 10,000        10,000
   Housing Finance Agency,
     Multi-Family Housing, Lakeside
     Project, RB (A) (B) (C)
     3.325%, 09/10/98                  1,130         1,130
   Jacksonville, Industrial
     Development Authority,
     Trailer Marine Project,
     RB (A) (B) (C)
     3.600%, 09/10/98                  1,200         1,200
   Lee County, Industrial
     Development Authority,
     Christian & Missionary
     Project, RB (A) (B) (C)
     3.325%, 09/10/98                  2,790         2,790
   Orange County, Educational
     Facilities Authority, Rollins
     College Project, RB (A) (B) (C)
     3.350%, 09/10/98                  3,400         3,400
   Orange County, Industrial
     Development Revenue
     Authority, Central Florida YMCA
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                  4,825         4,825
   Orange County, Multi-Family
     Housing Authority, Post Lake
     Apartments Project, RB (A) (B) (C)
     3.300%, 09/10/98                  1,925         1,925
   Palm Beach County, Health
     Facilities Authority, RB
     Pre-Refunded @ 102 (D)
     8.875%, 12/01/98                    500           516
   Pasco County, Multi-Family
     Housing Authority,
     Carlton Arms Magnolia Project,
     RB (A) (B) (C)
     3.425%, 09/10/98                  1,000         1,000

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Putnam County, Development
     Authority, Seminole Electric
     Project, Ser H-2, RB (A) (B)
     3.450%, 09/10/98                 $2,400       $ 2,400
   Sarasota, Education Facilities
     Authority, Ringling School of
     Art & Design, RB (A) (B) (C)
     3.350%, 09/10/98                  1,500         1,500
                                                   -------
                                                    35,636
                                                   -------
GEORGIA -- 9.8%
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, RB (A) (B) (C)
     3.350%, 09/10/98                  6,500         6,500
   Clayton County, Multi-Family
     Housing Authority, Rainwood
     Development Project,
     RB (A) (B) (C)
     3.325%, 09/10/98                  2,000         2,000
   Cobb County, Health Care
     Facilities for the Elderly,
     Presbyterian Village Project,
     RB (A) (B) (C)
     3.350%, 09/10/98                  2,000         2,000
   Cobb County, Multi-Family
     Housing Authority, Post Bridge
     Project, RB (A) (B) (C) (E)
     3.300%, 09/10/98                  1,000         1,000
   Conyers-Rockdale-Big Haynes,
     Impoundment Authority, RB
     4.000%, 12/01/98                  3,000         3,003
   DeKalb County, Industrial
     Development Authority, Dart
     Container Project, RB (A) (B) (C)
     3.750%, 09/10/98                  1,000         1,000
   Fulton County, Development
     Authority, Robert W. Woodruff
     Arts Center Project,
     RB (A) (B) (C)
     3.350%, 09/10/98                  2,200         2,200
   Fulton County, Development
     Authority, Woodward Academy
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                  6,000         6,000
   Garden County, Hospital
     Authority, Adventist Health
     System Project, Ser A,
     RAN (A) (B) (C)
     3.300%, 09/10/98                  1,325         1,325


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Gordon, Industrial Development
     Authority, Federal Paper
     Board Incorporated Project,
     Ser 92, RB (A) (B) (C)
     3.300%, 09/10/98                $ 2,000       $ 2,000
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB (A) (B) (C)
     3.400%, 09/10/98                  6,097         6,097
   Gwinnett County, Development
     Authority, Wesleyan School
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                  1,400         1,400
   Gwinnett County, Multi-Family
     Housing Authority, Post Chase
     Project, RB (A) (B)
     3.300%, 09/10/98                  1,500         1,500
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry
     Project, RB (A) (B) (C)
     3.950%, 01/15/99                  4,500         4,504
   Newton, Industrial Development
     Authority, H.B. Fuller Project,
     Ser 84, RB (A) (B) (C)
     3.450%, 09/10/98                  3,100         3,100
   Richmond County, Industrial
     Development Authority, Federal
     Paper Board Project, Ser 92,
     RB (A) (B) (C)
     3.300%, 09/10/98                  1,000         1,000
   Savannah Housing Authority,
     Somerset Wharf Project, Ser B,
     RB (A) (B)
     3.300%, 09/10/98                  1,800         1,800
   Smyrna, Multi-Family Housing
     Authority, F&M Villages Project,
     RB (A) (B)
     3.300%, 09/10/98                  1,000         1,000
   Smyrna, Multi-Family Housing
     Authority, Gardens Post Village
     Project, RB (A) (B)
     3.300%, 09/10/98                  4,100         4,100
   Whitfield County, Residential Care
     Facility Authority, Royal Oaks
     Senior Living Community
     Project, RB (A) (B) (C)
     3.300%, 09/10/98                  1,700         1,700
                                                   -------
                                                    53,229
                                                   -------

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
HAWAII -- 0.3%
   Hawaii State, Department of
     Budget & Finance Authority,
     Kuakini Medical Center Project,
     RB (A) (B) (C)
     3.550%, 09/10/98                 $1,460       $ 1,460
                                                   -------
ILLINOIS -- 13.6%
   Cook County, Ser C, GO, FGIC
     5.000%, 11/15/98                  1,220         1,223
   Cook County, Catholic
     Charities Project, Ser A-1,
     RB (A) (B) (C)
     3.250%, 09/10/98                  3,700         3,700
   East Peoria, Multi-Family Housing
     Authority, Radnor East Project,
     RB (A) (B) (C)
     3.550%, 09/10/98                  1,495         1,495
   Health Facilities Authority,
     Pekin Memorial Hospital
     Project, Ser C, RB (A) (B) (C)
     3.330%, 09/10/98                  3,100         3,100
   Illinois State, Development Finance
     Authority, Catholic Charities
     Project, Ser B, RB (A) (B) (C)
     3.250%, 09/10/98                 10,655        10,655
   Illinois State, Development Financing
     Authority, Dart Container
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                  1,300         1,300
   Illinois State, Development
     Finance Authority, Decatur
     Mental Health Center
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                  3,390         3,390
   Illinois State, Development
     Financial Authority, Glenwood
     School for Boys Project,
     RB (A) (B) (C)
     3.250%, 09/10/98                  9,000         9,000
   Illinois State, Educational
     Facilities Authority,
     Northwestern Project,
     RB (A) (B) (C)
     3.300%, 09/10/98                  4,200         4,200
   Illinois State, Health Facilities
     Authority, Gottlieb Health
     Residence  Project, RB (A) (B) (C)
     3.250%, 09/10/98                  2,500         2,500
   Illinois State, Health Facilities
     Authority, Lifelink Corporation
     Project, Ser A, RB (A) (B) (C)
     3.350%, 09/10/98                  7,300         7,300

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


TAX FREE PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Illinois State, Health Facilities
     Authority, Pekin Memorial
     Hospital Project, RB (A) (B) (C)
     3.330%, 09/10/98                $ 1,500       $ 1,500
   Illinois State, Health Facilities
     Authority, Revolving Fund
     Pooled Project, Ser C,
     RB (A) (B) (C)
     3.250%, 09/10/98                  1,000         1,000
   Illinois State, Health Facilities
     Authority, Riverside Health
     Systems Project, RB (A) (B) (C)
     3.300%, 09/10/98                  1,900         1,900
   Illinois State, Health Facilities
     Authority, Rockford Health
     System Project, RB, AMBAC (C)
     4.150%, 08/15/99                  1,380         1,387
   Illinois State, Health Facilities
     Authority, Streeterville
     Corporation, Ser A, RB
     (A) (B)
     3.250%, 09/10/98                  1,000         1,000
   Illinois State, Multi-Family
     Housing Authority, Park Plaza
     Center Project, RB (A) (B) (C)
     3.250%, 09/10/98                  2,000         2,000
   Illinois State, Rural Board
     Banking Authority, Public
     Construction Project, RB
     4.500%, 03/15/99                  7,000         7,031
   Kane County, School District
     No. 131, Aurora East Side, TAW
     4.150%, 09/30/98                  1,000         1,000
   Peoria, Economic Development,
     Authority North Point Shopping
     Center Project, RB (A) (B) (C)
     3.800%, 12/01/98                  2,130         2,130
   Skokie, Industrial Development
     Authority, Fashion Square
     Project, RB (A) (B) (C)
     3.675%, 09/10/98                  4,350         4,350
   Saint Clair County, Industrial
     Building Authority, Winchester
     Apartments Project, Ser 94,
     RB (A) (B)
     3.500%, 09/10/98                  3,000         3,000
                                                   -------
                                                    74,161
                                                   -------
INDIANA -- 13.7%
   Carmel Clay, TAW
     4.100%, 12/31/98                  4,200         4,203


------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Concord, Community Schools
     Project, TAW
     4.150%, 12/31/98                 $1,100       $ 1,101
   East Allen County,
     Schools, TAW
     3.800%, 12/31/98                  2,600         2,601
   East Chicago, City Schools,
     Center High School Building,
     RB Pre-Refunded @ 100 (D)
     11.750%, 02/01/99                 1,815         1,873
   Gary, Environmental Improvement,
     U.S. Steel Corporation Project,
     RB (A) (B) (C)
     3.550%, 09/10/98                  9,800         9,800
   Goshen, Community Schools
     Project, TAW
     4.100%, 12/31/98                  2,105         2,107
   Hammond, Local Public
     Improvement Board, Advance
     Funding Project, Ser A-2, RB
     4.300%, 01/07/99                  2,500         2,504
   Indiana, Development Finance
     Authority, Industrial
     Development Revenue,
     Goodwill Industries Center
     Project, RB (A) (B) (C)
     3.300%, 09/10/98                  1,600         1,600
   Indiana, Health Facilities Finance
     Authority, Lutherwood Project,
     RB (A) (B) (C)
     3.350%, 09/10/98                    900           900
   Indiana State, GO
     4.000%, 09/10/98                  7,000         7,005
   Indiana State, Health Facilities
     Authority, Hartsfield Village
     Project, Ser B, RB (A) (B) (C)
     3.300%, 09/10/98                  5,000         5,000
   Kankakee Valley, School Building
     Corporation, TAN
     3.900%, 12/31/98                  2,633         2,635
   Lake Central, School
     Authority, TAW
     3.750%, 12/31/98                  2,000         2,000
   Lawrence Township, Metropolitan
     School District, TAW
     3.800%, 12/31/98                  2,250         2,251
   Michigan City, Indiana Area
     Schools, TAW
     4.250%, 12/31/98                  1,400         1,401
   Muncie, Community
     Schools, TAW
     4.000%, 12/31/98                  1,500         1,501


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Northwest Allen County,
     Indiana Schools Project, TAW
     4.000%, 12/31/98                 $1,500       $ 1,501
   Penn Harris, Madison School
     Corporation, TAW
     4.000%, 12/31/98                  3,904         3,907
   Portage Township,
     Schools Project, TAN
     4.150%, 12/31/98                  1,000         1,001
   Portage, Economic Development
     Authority, RB (A) (B) (C)
     3.450%, 09/10/98                    610           610
   Residential Apartments, Portfolio
     Certificates of Trust, Ser 96A,
     RB (A) (B) (C)
     3.400%, 09/10/98                  5,850         5,850
   Richmond, Community
     Schools, TAW
     4.100%, 12/31/98                  1,525         1,527
   Southwest Allen County,
     Metropolitan School
     District, TAW
     4.000%, 12/31/98                  3,000         3,003
   State, Development Financial
     Authority, Culver Educational
     Facilities, RB (A) (B) (C)
     3.250%, 09/10/98                  1,000         1,000
   Wayne Township, Metropolitan
     School District, TAW
     3.900%, 12/31/98                  2,710         2,711
   Whiting, Indiana School
     City, TRAN
     4.100%, 12/31/98                  2,500         2,503
   Whitley County, Indiana
     Schools, TAW
     4.000%, 12/31/98                  2,260         2,261
                                                   -------
                                                    74,356
                                                   -------
IOWA -- 1.0%
   Chillicothe, Pollution Control
     Authority, Iowa-Illinois Gas
     and Electric Project,
     RB (A) (B)
     3.300%, 09/10/98                  5,000         5,000
   Chillicothe, Pollution Control
     Authority, Midwest Power
     Systems Project, Ser A,
     RB (A) (B)
     3.300%, 09/10/98                    200           200
   Iowa State, Higher Education
     Authority, St. Ambrose University
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                    500           500
                                                   -------
                                                     5,700
                                                   -------

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
KANSAS -- 0.6%
   City of Manhattan, Ser 2, TAN
     3.750%, 01/15/99                 $1,230       $ 1,230
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB (A) (B) (C)
     3.400%, 09/10/98                    902           902
   Salina, Central Mall Dillard,
     Ser 84, RB (A) (B) (C)
     3.550%, 09/10/98                    495           495
   Wichita, Ser 698, GO, ETM
     7.250%, 12/01/98                    500           504
                                                   -------
                                                     3,131
                                                   -------
KENTUCKY -- 3.5%
   Jefferson County, Industrial
     Development Authority,
     BelKnap Project, RB (A) (B) (C)
     3.550%, 09/10/98                  1,282         1,282
   Kentucky State, Economic
     Development Finance Authority,
     Adventist Health Systems,
     Ser A, RB (A) (B) (C)
     3.300%, 09/10/98                  1,480         1,480
   Kentucky State, Economic
     Development Finance Authority,
     Pooled Hospital Loan Project,
     RB (A) (B)
     3.450%, 09/10/98                  6,400         6,400
   Kentucky State, TRAN
     3.660%, 06/30/99                 10,000        10,000
                                                   -------
                                                    19,162
                                                   -------
LOUISIANA -- 0.7%
   Louisiana, Public Facilities
     Authority, Health and
     Education Capital Facilities, RB
     8.200%, 12/01/98                  3,530         3,640
                                                   -------
MARYLAND -- 1.5%
   Anne Arundel County, Kellington
     Association Project, RB (A) (B) (C)
     3.600%, 09/15/98                  1,250         1,250
   Anne Arundel County, Pollution
     Control Revenue Authority,
     Baltimore Gas & Electric
     Project, Ser 84, RB (A) (B)
     3.650%, 01/01/99                  1,380         1,380

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


TAX FREE PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Health & Higher Education
     Facilities Authority, Greater
     Baltimore Medical Center,
     RB (A) (B)
     3.350%, 09/10/98                 $3,805       $ 3,805
   Howard County, Multi-Family
     Housing Authority, Sherwood
     Crossing Project, RB (A) (B) (C)
     3.850%, 12/01/98                  1,500         1,500
                                                   -------
                                                     7,935
                                                   -------
MASSACHUSETTS -- 0.4%
   Clinton, BAN
     4.250%, 11/20/98                  2,025         2,027
                                                   -------
MICHIGAN -- 1.8%
   Ingham County, Economic
     Development Authority,
     Martin Luther Memorial
     Home Project, RB (A) (B) (C)
     3.250%, 09/10/98                  4,150         4,150
   Jackson County, Economic
     Development Authority,
     Limited Thrifty Leoni
     Project, RB (A) (B) (C)
     3.425%, 12/01/14                    800           800
   Michigan State, Job Development
     Authority, East Lansing
     Residential Project,
     RB (A) (B) (C)
     3.600%, 09/10/98                  1,000         1,000
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B) (C)
     3.325%, 09/10/98                  1,000         1,000
   Sterling Heights, Economic
     Development Authority, Sterling
     Shopping Center Project , RB
     (A) (B) (C)
     3.500%, 09/10/98                  2,600         2,600
                                                   -------
                                                     9,550
                                                   -------
MINNESOTA -- 1.1%
   Burnsville, Multi-Family Housing
     Authority, Ser A, RB (A) (B)
     3.300%, 09/10/98                  5,000         5,000
   Eagan County, Yankee Square Inn
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                    925           925
                                                   -------
                                                     5,925
                                                   -------

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
MISSISSIPPI -- 0.7%
   Jackson,  Redevelopment Authority,
     Central Business District
     Development Project, RB, MBIA
     4.000%, 11/01/98                 $  470       $   470
   Mississippi State, College
     Project, RB (A) (B) (C)
     3.300%, 09/10/98                  3,400         3,400
                                                   -------
                                                     3,870
                                                   -------
MISSOURI -- 1.6%
   Missouri State, Environmental
     Improvement & Energy Pollution
     Control Authority, RB (A) (B)
     3.750%, 12/01/98                  5,500         5,500
   Saint Louis, Grantor Trust,
     Ser 96-A, COP (A) (B) (C)
     3.500%, 09/10/98                  2,955         2,955
                                                   -------
                                                     8,455
                                                   -------
MONTANA -- 0.1%
   Montana State, Department of
     Transportation Highway
     Authority, RB
     4.700%, 07/01/99                    700           706
                                                   -------
NEBRASKA -- 0.4%
   Nebraska State, Public Power
     Distribution Authority,
     Ser A, RB
     4.500%, 01/01/99                  2,000         2,005
                                                   -------
NEW HAMPSHIRE -- 0.4%
   Education & Health Facilities
     Authority, Dartmouth
     Education Loan Project,
     RB (A) (B)
     3.950%, 06/01/99                  1,150         1,150
   Strafford County, TAN
     3.920%, 12/31/98                  1,300         1,301
                                                   -------
                                                     2,451
                                                   -------
NEW JERSEY -- 0.5%
   Economic Development
     Authority, Industrial and
     Economic Revenue, Carolina
     Freight Project, RB (A) (B) (C)
     3.400%, 09/10/98                  1,440         1,440
   New Jersey, Economic
     Development Authority,
     Cincinnati Gear Company,
     RB (A) (B) (C)
     4.000%, 10/01/98                    520           520


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   New Jersey State, Industrial and
     Economic Development
     Authority, Dates Toys "R" Us
     Urban Renewal Corporation
     Project, RB (A) (B) (C)
     3.600%, 09/10/98                 $1,000       $ 1,000
                                                   -------
                                                     2,960
                                                   -------
NEW MEXICO -- 1.1%
   Albuquerque, Industrial Development
     Authority, Plastech Project,
     Ser 94-B, RB (A) (B) (C)
     3.400%, 09/10/98                  1,855         1,855
   Finance Authority, Administration
     Fee Trims Project, Ser A, RB
     (A) (B) (C)
     3.300%, 09/10/98                  4,200         4,200
                                                   -------
                                                     6,055
                                                   -------
NEW YORK -- 1.3%
   North Hempstead, BAN
     4.000%, 07/29/99                  3,320         3,326
   Utica, City School District, TRAN
     4.000%, 06/30/99                  3,500         3,504
                                                   -------
                                                     6,830
                                                   -------
NORTH CAROLINA -- 0.2%
   Beaufort Industrial Facility, Pollution
     Control Revenue, Texas Gulf
     Corporation, RB (A) (B) (C)
     3.400%, 09/10/98                    375           375
   Durham, New Public Housing
     Authority, RB
     5.750%, 10/01/98                  1,000         1,002
                                                   -------
                                                     1,377
                                                   -------
NORTH DAKOTA -- 0.5%
   Fargo Commercial Development
     Revenue, Cass Oil Project,
     RB (A) (B) (C)
     3.400%, 09/10/98                  2,500         2,500
                                                   -------
OHIO -- 3.1%
   Canton, GO Pre-Refunded @ 103 (D)
     7.875%, 12/01/98                  1,000         1,038
   Cincinnati & Hamilton County
     Port Authority, CEI Realty Project,
     RB (A) (B) (C)
     3.750%, 09/01/98                    290           290
   Crawford County, BAN
     4.000%, 02/12/99                  1,500         1,501

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Highland County, Industrial
     Development Revenue, Lancaster
     Colony Corporation Project,
     RB (A) (B) (C)
     3.650%, 09/01/98                 $  900        $  900
   Lima Hospital Revenue, Refunding
     and Improvement, Lima Memorial
     Hospital Project, RB (A) (B) (C)
     3.300%, 09/10/98                  2,000         2,000
   Lorain County, Hospital Facilities
     Financing Authority, Catholic
     Health Care Project, Ser A,
     RB (A) (B) (C)
     3.550%, 09/10/98                  5,000         5,000
   Lorain County, Hospital Authority,
     Elyria United Methodist Village
     Project, Ser 1996B, RB (A) (B) (C)
     3.350%, 09/10/98                  1,100         1,100
   Perry, Local School District, Lake
     County, GO (C)
     4.250%, 12/01/98                    750           751
   Southwest, Regional Water
     District, BAN
     4.100%, 08/19/99                  2,300         2,306
   Summit County, Industrial
     Development Authority, Arlington
     Plaza Project, RB (A) (B) (C)
     3.600%, 09/01/98                  2,195         2,195
                                                   -------
                                                    17,081
                                                   -------
OKLAHOMA -- 1.6%
   Bartlesville Development Authority,
     Heritage Villa Nursing Center,
     RB (A) (B) (C)
     3.350%, 09/10/98                  3,000         3,000
   Tulsa City, Industrial Health Care
     Authority, Laureate Psychiatric
     Project, RB (A) (B)
     3.800%, 12/15/98                  3,500         3,500
   Tulsa Parking Authority, Refunding
     First Mortgage Williams Project 84,
     Ser A, RB (A) (B) (C)
     3.750%, 11/15/98                  2,020         2,020
                                                   -------
                                                     8,520
                                                   -------
OREGON -- 0.5%
   Oregon State, Department of General
     Services, Ser E, COP, AMBAC
     6.600%, 09/01/98                    500           500
   Portland, Multi-Family Housing
     Authority, University Park
     Apartments Project, RB (A) (B) (C)
     3.250%, 09/10/98                  2,400         2,400
                                                   -------
                                                     2,900
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


TAX FREE PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
PENNSYLVANIA -- 11.9%
   Allegheny County, Industrial
     Development Authority, Watson
     Rhenania Project, RB (A) (B) (C)
     3.500%, 09/10/98                 $1,440       $ 1,440
   Blair County, Hospital Authority,
     First Mortgage-Mercy
     Hospital Project, RB
     Pre-Refunded @ 102 (D)
     8.125%, 02/01/99                  1,250         1,297
   Chester County, Health & Education
     Facilities Authority, Barclay Friends
     Project, Ser A, RB (A) (B) (C)
     3.200%, 09/10/98                  1,000         1,000
   Clarion County, Industrial
     Development Authority,
     Meritcare Project, Ser A, RB
     (A) (B) (C)
     3.350%, 09/10/98                    900           900
   Dauphin County, General Hospital
     Authority, Reading Hospital and
     Medical Center Project, Ser A,
     RB (A) (B)
     3.250%, 09/10/98                    600           600
   Dauphin County, General Authority,
     Allhealth Pooled Finance Program,
     Ser B, RB (A) (B)
     3.350%, 09/10/98                  8,500         8,500
   Emmaus General Authority,
     RB, FSA (A) (B)
     3.250%, 09/10/98                  1,500         1,500
   Erie County, Hospital Authority,
     Union City Memorial Hospital,
     RB (A) (B) (C)
     3.350%, 09/10/98                    500           500
   Lancaster County, Higher Education
     Authority, Franklin & Marshall
     College Project, RB (A) (B) (C)
     3.350%, 09/10/98                  1,835         1,835
   Lebanon County, Health Facility
     Center Authority, United Church
     Christ Homes Project,
     RB (A) (B) (C)
     3.300%, 09/10/98                  3,900         3,900
   Lebanon County, Redevelopment
     Authority, First Mortgage
     Cornwell Manor, Ser S, RB
     8.625%, 06/01/99                  1,570         1,657
   Montgomery County, Higher
     Education & Health Authority,
     Ser A, RB (A) (B) (C)
     3.300%, 09/10/98                  1,500         1,500

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Montgomery County, Higher
     Education & Health Authority,
     Higher Education & Health Loan,
     Ser 96-A, RB (A) (B) (C)
     3.300%, 09/10/98                $ 7,400       $ 7,400
   Montgomery County, Higher
     Education & Health Authority,
     Holy Redeemer Hospital Project,
     RB, AMBAC (A) (B)
     3.150%, 09/10/98                    100           100
   Montgomery County, Industrial
     Development Authority, IKEA
     Property Project,
     RB (A) (B) (C)
     3.350%, 09/10/98                  3,500         3,500
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B) (C)
     3.350%, 09/10/98                  2,700         2,700
   North Cumberland County,
     Industrial Development
     Authority, Atlas Development,
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                    630           630
   Pennsylvania State, Ser A, GO
     6.800%, 05/01/99                  1,000         1,019
   Philadelphia, Industrial
     Development Authority,
     Inglis House Project,
     RB (A) (B) (C)
     3.550%, 09/01/98                 14,000        14,000
   Scranton-Lackawana, Health &
     Welfare Authority, University of
     Scranton Project, RB (A) (B) (C)
     3.850%, 11/01/98                    545           545
   Somerset County, Hospital Authority,
     Somerset Community Hospital
     Project, Ser A, RB (A) (B) (C)
     3.625%, 09/01/98                  1,600         1,600
   Union County, Hospital Authority
     Revenue, United Care Methodist
     Continuing Care Services Project,
     RB (A) (B) (C)
     3.350%, 09/10/98                  1,375         1,375
   Washington County, Lease Revenue
     Authority, RB (A) (B) (C)
     3.300%, 09/10/98                  1,300         1,300
   York, General Pooled Finance
     Authority, City of Reading
     Project, Ser 96-A, RB,
     AMBAC (A) (B)
     3.250%, 09/10/98                  5,700         5,700
                                                   -------
                                                    64,498
                                                   -------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
RHODE ISLAND -- 0.6%
   Cranston, BAN
     4.500%, 06/28/99                 $3,000       $ 3,017
                                                   -------
SOUTH CAROLINA -- 1.4%
   Charleston Center Tax Exempt
     Bond Grantor Trust #5,
     RB (A) (B) (C)
     3.600%, 09/01/98                  1,000         1,000
   Florence County, Industrial
     Development Revenue, La-Z-Boy
     Chair Project, RB (A) (B)
     3.400%, 09/10/98                  5,000         5,000
   Spartanburg County, Hospital
     Facility Authority, Mary Black
     Memorial Hospital Project,
     RB Pre-Refunded @ 102 (D)
     8.250%, 10/01/98                  1,500         1,535
                                                   -------
                                                     7,535
                                                   -------
TENNESSEE -- 2.8%
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB (A) (B) (C)
     3.400%, 09/10/98                  6,819         6,819
   Knox County, Industrial
     Development Board, Professional
     Plaza Project, RB (A) (B) (C)
     3.500%, 09/10/98                  2,300         2,300
   Nashville & Davidson County,
     Health & Education Facilities
     Authority, Adventist/Sunbelt
     Project, Ser A,
     RB (A) (B) (C)
     3.300%, 09/10/98                  1,900         1,900
   Tennessee State, Retirement System,
     BAN (A) (B)
     3.150%, 09/10/98                  4,000         4,000
                                                   -------
                                                    15,019
                                                   -------
TEXAS -- 3.1%
   Brazo River, Hoffman-LaRoche
     Project, Ser 85, RB (A) (B) (C)
     3.325%, 09/10/98                  1,000         1,000
   Dallas Fort Worth, Regional Airport
     Authority, Dallas Fort Worth
     International Airport Project,
     RB, MBIA
     4.300%, 11/01/98                    500           501
   Garland, GO
     8.000%, 02/15/99                    810           825
   Harris County, Multi-Family
     Housing, Woodgate Project,
     RB (A) (B) (C)
     3.575%, 09/10/98                  1,900         1,900

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Harris County, Toll Road Project,
     Ser G, RB (A) (B) (C)
     3.250%, 09/10/98                 $  750         $ 750
   Houston, Health Facilities
     Development Authority,
     Memorial Northwest Pavilion
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                    845           845
   Lower Colorado River, Lower
     Colorado River Authority,
     RB, MBIA
     7.200%, 01/01/99                  1,000         1,011
   Tarrant County, Health Facility
     Development Corporation,
     Adventist Health System
     Project, Ser A, RB (A) (B) (C)
     3.300%, 09/10/98                  3,000         3,000
   Texas State, Dallas Northway
     Turnpike Authority, RB
     Pre-Refunded @ 102 (D)
     AMBAC
     7.125%, 01/01/99                  1,015         1,046
   Texas State, Department of
     Housing Authority, Ser E, RB
     4.200%, 09/01/98                    925           925
   Texas State, Municipal Power
     Agency, RB, FGIC
     6.750%, 09/01/98                  2,000         2,000
   Trinity River, Industrial
     Development Authority,
     Trinity River Project,
     RB (A) (B) (C)
     3.325%, 09/10/98                  2,900         2,900
                                                   -------
                                                    16,703
                                                   -------
UTAH -- 0.7%
   Castle Dale, Industrial
     Development Authority,
     Safeway Project, RB (A) (B) (C)
     3.650%, 02/01/99                  1,325         1,325
   Nephi, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.650%, 10/01/98                  1,890         1,890
   Tremonton City, Industrial
     Development Authority, Safeway
     Project, RB (A) (B) (C)
     3.800%, 12/01/98                    840           840
                                                   -------
                                                     4,055
                                                   -------
VERMONT -- 1.0%
   Student Assistance Student Loan
     Bonds, Ser 85, RB (A) (B) (C)
     3.550%, 09/10/98                  5,225         5,225
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


TAX FREE PORTFOLIO--CONCLUDED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
VIRGINIA -- 1.4%
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB (A) (B) (C)
     3.400%, 09/10/98                 $3,209       $ 3,209
   Harrisonburg, Multi-Family
     Housing Authority, Rolling
     Brook Village Apartment
     Project, RB (A) (B) (C)
     3.750%, 09/10/98                  2,000         2,000
   Richmond, BAN
     3.300%, 09/10/98 (A) (B)          1,100         1,100
   Stafford County, Industrial
     Development Authority, Safeway
     Project, RB (A) (B) (C)
     3.800%, 12/01/98                  1,585         1,585
                                                   -------
                                                     7,894
                                                   -------
WASHINGTON -- 1.0%
   Clark County, Public Utility Electric
     Power, District No. 1, RB, ETM
     10.250%, 01/01/99                 1,255         1,281
   Housing Finance Community,
     Pioneer Human Services Project,
     Ser 91, RB (A) (B) (C)
     3.300%, 09/10/98                    965           965
   Washington State, Ser 89B, GO
     Pre-Refunded @ 100 (D)
     7.200%, 09/01/98                  1,600         1,600
   Washington State, Health Care
     Facilities Authority, Sisters of
     Providence Project, RB
     5.000%, 10/01/98                  1,295         1,296
   Washington State, Non-Profit
     Housing Authority, Panorama
     City Project, RB (A) (B) (C)
     3.750%, 09/01/98                    500           500
                                                   -------
                                                     5,642
                                                   -------
WEST VIRGINIA -- 1.6%
   West Virginia State, Building
     Commission, Regional Jail Project,
     Ser A, RB, AMBAC
     4.500%, 07/01/99                  1,635         1,646
   West Virginia State, Hospital
     Finance Authority, St. Joseph's
     Hospital Project, RB (A) (B) (C)
     3.350%, 09/10/98                  2,400         2,400
   West Virginia State, Hospital
     Finance Authority, Cabell
     Huntington Hospital Project,
     Ser B, RB Pre-Refunded @ 102 (D)
     7.700%, 01/01/99                    750           775

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Wood County, Industrial
     Development Revenue, Gas
     Project, RB (A) (B) (C)
     3.550%, 09/10/98                 $4,000       $ 4,000
                                                   -------
                                                     8,821
                                                   -------
WISCONSIN -- 4.4%
   Beaver Dam, USD, TRAN
     3.800%, 08/24/99                  2,000         2,001
   De Forest, Area School
     District, TRAN
     4.080%, 09/18/98                  1,200         1,200
   Delavan Darien, School
     District, TRAN
     3.900%, 08/27/99                  3,500         3,503
   Grafton, School District, TRAN
     4.150%, 09/30/98                  1,550         1,550
   Hortonville, BAN
     4.250%, 12/15/98                  1,000         1,001
   Jefferson, School District, TRAN
     3.850%, 09/08/99                  1,600         1,601
   LaCrosse, Industrial Development
     Authority, LaCrosse Properties
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                  5,045         5,045
   Two Rivers, Public School
     District, BAN
     4.050%, 01/11/99                  1,000         1,000
   Village of Menomonee,
     Industrial Development Authority,
     Maysteel Corporation Project,
     RB (A) (B) (C)
     3.400%, 09/10/98                  1,900         1,900
   West Salem, School District, TRAN
     3.870%, 08/26/99                  2,100         2,101
   Whitehall, School District, TRAN
     4.100%, 09/28/98                  1,000         1,000
   Wisconsin State, Health & Elderly
     Facilities Authority, Cedar Crest
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                  1,000         1,000
   Wisconsin State, Ser 3, GO
     4.125%, 11/01/98                  1,000         1,001
                                                   -------
                                                    23,903
                                                   -------
Total Municipal Bonds
   (Cost $573,399)                                 573,399
                                                   -------
Total Investments -- 105.6%
   (Cost $573,399)                                 573,399
                                                   -------
Other Assets and Liabilities, Net -- (5.6%)        (30,122)
                                                   -------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



------------------------------------------------------------

                                                 VALUE (000)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 543,457,127 outstanding shares
   of beneficial interest                         $543,325
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based
   on 1,292 outstanding shares of
   beneficial interest                                   1
Distribution in excess of net
   investment income                                   (20)
Accumulated net realized loss
   on investments                                      (29)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $543,277
                                                  ========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.00
                                                  ========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS D             $1.00
                                                  ========

AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
ETM      ESCROWED TO MATURITY
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RAN      REVENUE ANTICIPATION NOTE
RB       REVENUE BOND
TA       TAX ALLOCATION
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TRAN     TAX & REVENUE ANTICIPATION NOTE
USD      UNIFIED SCHOOL DISTRICT
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1998.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT
PORTFOLIO
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS -- 102.0%
CALIFORNIA -- 101.7%
   Abag Finance Authority, Bentley
     School Project, COP (A) (B) (C)
     2.900%, 09/10/98                 $1,500       $ 1,500
   Alameda County, Contra-Costa
     Schools Financing Authority,
     Improvements Financing Project,
     Ser B, COP (A) (B) (C)
     2.500%, 09/10/98                  4,900         4,900
   Alameda County, Contra-Costa
     Schools Financing Authority,
     Improvements Financing Project,
     Ser C, COP (A) (B) (C)
     2.500%, 09/10/98                  5,260         5,260
   Alameda County, TRAN
     4.250%, 07/07/99                  4,000         4,029
   Alhambra, Industrial Development
     Authority, Sunclipse Project,
     RB (A) (B) (C)
     3.400%, 09/10/98                    800           800
   Brawley, Water Systems
     Improvement Project, COP, MBIA
     4.500%, 12/01/98                    670           672
   California School Facility Financing,
     Capital Improvement Financing
     Project, Ser A, RB (A) (B) (C)
     2.550%, 09/10/98                  2,800         2,800
   California State
     Transportation Financial
     Authority, RB (A) (B)
     2.600%, 09/10/98                 20,000        20,000
   California Statewide, Community
     Development Authority, Covenant
     Retirement Communities Project,
     COP (A) (B) (C)
     2.650%, 09/10/98                  5,100         5,100
   Chowchilla, Unified High School
     District, TRAN
     3.850%, 06/30/99                  1,300         1,302
   City of El Cerrito, RB
     3.875%, 06/30/99                  2,000         2,003
   Community Development Authority,
     North California Retirement
     Project, RB, (A) (B) (C)
     3.100%, 09/01/98                    300           300
   Conejo Valley, USD, GO, TRAN
     3.750%, 07/01/99                 10,000        10,006
   Contra Costa County, Multi-Family
     Mortgage Authority, Bay
     Apartment Communities Project,
     Ser B, RB (A) (B)
     2.300%, 09/10/98                  1,000         1,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998

CALIFORNIA TAX EXEMPT PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Contra Costa County, Multi-Family
     Housing Authority, Delta Square
     Project, Ser A, RB (A) (B) (C)
     3.200%, 09/10/98                $ 3,400       $ 3,400
   Corona, Multi-Family Housing
     Authority, County Hills Project,
     Ser B, RB (A) (B) (C)
     2.600%, 09/10/98                    855           855
   Corona, Redevelopment Agency
     Authority, Crown Point Project,
     Ser 85, RB (A) (B) (C)
     3.800%, 05/01/99                  7,405         7,405
   Education Facility Authority,
     Pomona College Project,
     RB (A) (B)
     2.500%, 09/10/98                 10,200        10,200
   Escondido, Community
     Development Authority,
     Heritage Park Apartment
     Project, Ser A, RB (A) (B) (C)
     2.350%, 09/10/98                  6,150         6,150
   Fontana, Apartment Development
     Authority, Citrus Avenue
     Apartments Project,
     Ser A, RB (A) (B) (C)
     2.400%, 09/10/98                  1,100         1,100
   Fontana, GAF Tax Exempt Bond
     Grantor Trust, Ser GA-7, RB
     (A) (B) (C)
     3.900%, 09/10/98                  6,325         6,325
   Foothill/Eastern Corridor Agency,
     Toll Road Project,
     Ser B, RB (A) (B) (C)
     2.350%, 09/10/98                  1,000         1,000
   Foothill/Eastern Corridor Agency,
     Toll Road Revenue Authority,
     Ser E, RB (A) (B) (C)
     2.300%, 09/10/98                  7,000         7,000
   Freemont, TRAN
     4.000%, 07/01/99                  7,500         7,518
   Fresno, Multi-Family Housing
     Authority, Heron Pointe
     Project, Ser A, RB (A) (B) (C)
     2.550%, 09/10/98                 10,225        10,225
   Gardenia, TRAN
     4.250%, 06/30/99                  5,875         5,891
   Health Facilities Finance Authority,
     Catholic Health Care Project,
     Ser A, RB, MBIA (A) (B)
     2.350%, 09/10/98                  2,800         2,800

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Health Facilities Finance Authority,
     Catholic Health Care Project,
     Ser B, RB, MBIA (A) (B)
     2.350%, 09/10/98                $ 2,000       $ 2,000
   Health Facilities Finance Authority,
     Catholic Health Care Project,
     Ser C, RB, MBIA (A) (B)
     2.350%, 09/10/98                  1,600         1,600
   Health Facilities Finance Authority,
     Memorial Health Services
     Project, RB (A) (B)
     2.600%, 09/10/98                  6,500         6,500
   Huntington Park, Public Financing
     Authority Lease, Parking Project,
     Ser A, RB (A) (B) (C)
     4.250%, 09/01/99                  4,795         4,819
   Irvine, Public Facilities &
     Infrastructure Authority, Capital
     Improvements Project, RB
     (A) (B) (C)
     2.500%, 09/10/98                  2,400         2,400
   Irwindale, Industrial Development
     Authority, Toys "R" Us Project,
     RB (A) (B) (C)
     3.425%, 09/10/98                    500           500
   Kern, Community College
     District, COP (A) (B)(C)
     3.550%, 12/01/98                 26,010        26,010
   Kern County, Public Facilities
     Project, Ser D, COP (A) (B) (C)
     2.350%, 09/10/98                  2,400         2,400
   Lancaster, Redevelopment Agency
     Multi-Family Housing,
     Westwood PK Apartments
     Project, Ser K, RB (A) (B) (C)
     2.250%, 09/10/98                  1,000         1,000
   Lancaster, Multi-Family Housing
     Authority, Household Bank
     Project, Ser A, RB (A) (B) (C)
     2.750%, 09/10/98                  2,700         2,700
   Lancaster, Multi-Family Housing
     Authority, 20 Street Apartments
     Project, Ser C, RB (A) (B) (C)
     2.650%, 09/10/98                  3,250         3,250
   Lancaster, Multi-Family Housing
     Authority, The Willow Project,
     Ser A, RB (A) (B) (C)
     2.750%, 09/10/98                  6,000         6,000


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Long Beach, Health Facilities
     Authority, Memorial Health
     Services Project, RB (A) (B)
     2.600%, 09/10/98                $ 7,250       $ 7,250
   Los Angeles, Community
     Redevelopment Authority,
     Central Business District I
     Project, TA
     5.000%, 11/15/98                 12,000        12,028
   Los Angeles County, Capital Asset
     Leasing Corporation, Equipment
     Program, Ser A, RB
     5.250%, 12/01/98                  4,330         4,345
     5.000%, 06/01/99                  4,825         4,869
   Los Angeles County, COP
     Pre-Refunded @ 102 (D)
     6.900%, 06/01/99                  2,660         2,773
   Los Angeles County, Metropolitan
     Transportation Authority, Ser A,
     RB, MBIA (A) (B)
     2.350%, 09/10/98                 11,695        11,695
   Los Angeles County, Multi-Family
     Housing Authority, Malibu
     Canyon Apartments, Ser B,
     RB (A) (B)
     2.600%, 09/10/98                    400           400
   Los Angeles County, Pension
     Obligation, Ser B, RB,
     AMBAC (A) (B)
     2.250%, 09/10/98                  6,700         6,700
   Los Angeles County,
     Transportation Commission
     Authority, RB (C)
     3.550%, 02/11/99                  5,000         5,000
   Los Angeles, Department of Water
     & Power Electric Plant, RB
     9.000%, 11/15/98                  1,270         1,284
   Los Angeles, Multi-Family
     Housing Authority,
     Ser K, RB (A) (B) (C)
     2.750%, 09/10/98                 22,670        22,670
   Los Angeles, Multi-Family
     Housing Revenue, Promonade
     Towers, RB (A) (B) (C)
     2.600%, 09/10/98                  2,900         2,900
   Los Angeles Redevelopment
     Agency, Baldwin Hills Public
     Park, RB (A) (B) (C)
     2.600%, 09/10/98                  7,900         7,900
   Los Angeles, Ser A, GO
     4.800%, 09/01/98                    100           100

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Los Angeles, Ser A, TRAN
     4.500%, 06/30/99               $  5,000     $   5,033
   Los Angeles, Unified School
     District Authority, Belmont
     Learning Complex Project,
     Ser A, RB (A) (B) (C)
     2.500%, 09/10/98                 10,500        10,500
   Los Angeles, Waste Water System,
     Ser A, RB Pre-Refunded @ 102 (D)
     7.100%, 02/01/99                  2,500         2,584
   Metropolitan Water District,
     Waterworks Project, Ser C,
     RB (A) (B)
     2.350%, 09/10/98                    300           300
   Mountain View Los Altos, TRAN
     4.000%, 07/01/99                  3,000         3,007
   Mountain View Santa Clara, GO,
     Unified School District, TRAN
     4.000%, 07/01/99                  2,000         2,005
   M-S-R Public Power, San Juan
     Project, RB, Ser D (A) (B)
     2.600%, 09/10/98                  5,000         5,000
   Newport Beach, Health Facilities,
     Hoag Memorial Presbyterian
     Hospital Project, RB (A) (B) (C)
     3.250%, 09/01/98                  3,000         3,000
   Newport Beach, Water Services,
     Capital Improvement Project,
     RB, AMBAC
     3.600%, 08/01/99                  1,025         1,025
   Oakland, Children Hospital
     Medical Center Project,
     Ser B, RB (A) (B) (C)
     2.300%, 09/10/98                  1,600         1,600
   Oakland, Liquidity Facilities
     Authority, Revenue Assessment
     Bay Area Government Project,
     RB (A) (B) (C)
     3.200%, 09/10/98                  2,070         2,070
   Ontario, Multi-Family Housing
     Authority, Residential Central
     Park Project, Ser A, RB (A) (B) (C)
     2.250%, 09/10/98                  8,100         8,100
   Orange County, Apartment
     Development, Harbor Pointe
     Project, Ser D, RB (A) (B) (C)
     2.600%, 09/10/98                  4,000         4,000
   Orange County, Apartment
     Development, Villas La Paz,
     Ser F, RB, FNMA (A) (B) (E)
     2.550%, 09/10/98                  3,000         3,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998

CALIFORNIA TAX EXEMPT PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Orange County, Apartment
     Development Authority,
     Radnor/Aragon Corporation
     Project, RB (A) (B) (C)
     3.325%, 09/10/98                 $3,400       $ 3,400
   Oxnard, Community
     Redevelopment Agency
     Authority, Channel Islands
     Business Project, RB (A) (B) (C)
     3.575%, 09/01/98                  4,685         4,685
   Palm Springs, Community
     Redevelopment Agency Authority,
     Headquarters Hotel-1 Project,
     COP (A) (B) (C)
     2.600%, 09/01/98                  2,070         2,070
   Palm Springs, Community
     Redevelopment Agency Authority,
     Headquarters Hotel-4 Project,
     COP (A) (B) (C)
     2.600%, 09/10/98                  2,800         2,800
   Palm Springs, Community
     Redevelopment Agency Authority,
     Headquarters Hotel-6 Project,
     COP (A) (B) (C)
     2.600%, 09/10/98                  2,100         2,100
   Panama-Buena Vista, Union School
     District Authority, Capital
     Improvements Finance Project,
     COP (A) (B) (C)
     3.450%, 09/10/98                  4,500         4,500
   Pasadena, Historical Rehabilitation
     Authority, Dodsworth Building
     Project, RB (A) (B) (C)
     2.800%, 09/10/98                  4,000         4,000
   Pasadena, Rose Bowl Improvements
     Project, COP (A) (B) (C)
     2.500%, 09/10/98                  9,780         9,780
   Pico Riveria, Redevelopment Agency,
     Crossroads Plaza Project,
     RB (A) (B) (C)
     2.750%, 09/10/98                  7,000         7,000
   Riverside County, Housing
     Authority, Mountain View
     Apartments Project, Ser A,
     RB (A) (B) (C)
     2.350%, 09/10/98                  3,775         3,775
   Riverside County, Multi-Family
     Housing Authority, Countrywood
     & IA Apartments Project, Ser E,
     RB (A) (B) (C)
     2.750%, 09/10/98                  2,750         2,750

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Riverside County, Multi-Family
     Housing Authority, De Anza
     Villas Project, RB (A) (B) (C)
     2.850%, 09/10/98                 $3,080       $ 3,080
   Riverside County, Multi-Family
     Housing Authority, Polk
     Apartments Project, Ser O,
     RB (A) (B) (C)
     3.000%, 09/10/98                  4,890         4,890
   Riverside County, Multi-Family
     Housing Authority, Woodcreek
     Project, Ser D, RB (A) (B)
     2.200%, 09/10/98                  2,600         2,600
   Riverside County, Public Facilities
     Authority, Ser B, RB (A) (B)(C)
     2.250%, 09/01/98                  1,900         1,900
   San Bernadino County, County
     Center Refunding Project,
     COP (A) (B) (C)
     2.300%, 09/10/98                  6,000         6,000
   San Bernadino County, Industrial
     Development Authority,
     Sandpiper Investments Project,
     RB (A) (B) (C)
     3.950%, 09/10/98                  3,100         3,100
   San Bernadino County, Multi-Family
     Housing, Alta Loma Heritage
     Project, Ser A, RB (A) (B) (C)
     2.650%, 09/10/98                  2,264         2,264
   San Bernadino County, Multi-Family
     Housing Authority, Mountain
     View Project, RB (A) (B) (C)
     2.650%, 09/10/98                  1,010         1,010
   San Bernadino County, Multi-Family
     Housing, Gold West Apartments
     Project, Ser A, RB (A) (B) (C)
     2.650%, 09/10/98                    500           500
   San Bernadino County, Multi-Family
     Housing, Indian Knoll Apartment
     Project, Ser A, RB (A) (B) (C)
     2.500%, 09/10/98                  3,300         3,300
   San Bernadino County, Multi-Family
     Housing, Mountain View
     Apartments, RB (A) (B) (C)
     2.650%, 09/10/98                  1,100         1,100
   San Bernadino County, Multi-Family
     Housing, Parkview Place,
     Ser A, RB (A) (B) (C)
     2.650%, 09/10/98                  5,220         5,220
   San Bernadino, Multi-Family
     Housing, Village Crossing Project,
     Ser A, RB (A) (B) (C)
     2.650%, 09/10/98                  3,700         3,700


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   San Diego, Multi-Family Housing
     Authority, La Serena Apartments
     Project, RB (A) (B) (C)
     2.250%, 09/10/98                $ 3,400       $ 3,400
   San Diego, Multi-Family Housing
     Authority, La Jolla Point Apartment
     Project, RB (A) (B) (C)
     2.250%, 09/10/98                  3,500         3,500
   San Diego, Multi-Family Housing
     Authority, University Town
     Center Apartments Project,
     RB (A) (B) (C)
     2.550%, 09/10/98                  1,000         1,000
   San Diego, Multi-Family Housing,
     La Cima Apartments Project,
     Ser K, RB (A) (B) (C)
     2.400%, 09/10/98                  1,550         1,550
   San Dimas, Industrial Development
     Authority, French Company
     Project, RB (A) (B) (C)
     2.400%, 09/10/98                  3,000         3,000
   San Francisco, City and County
     Multi-Family Housing Authority,
     737 Post Project, Ser D,
     RB (A) (B) (C)
     2.600%, 09/10/98                 10,000        10,000
   San Francisco, City and County
     Redevelopment Authority, Fillmore
     Housing Center Project,
     Ser A-1, RB (A) (B) (C)
     2.700%, 09/10/98                  4,500         4,500
   San Jose, Multi-Family Housing
     Authority, Kimberly Woods
     Apartments Project, RB (A) (B) (C)
     2.250%, 09/10/98                  1,000         1,000
   San Jose, Multi-Family Housing
     Authority, Timberwood
     Apartments Project, RB (A) (B) (C)
     2.550%, 09/10/98                  3,060         3,060
   San Leandro, Multi-Family Housing
     Authority, Parkside Common
     Apartments Project,
     RB (A) (B)
     2.200%, 09/10/98                  3,000         3,000
   San Marcos, Industrial Development
     Authority, Amistar Project,
     RB (A) (B) (C)
     3.950%, 09/10/98                  4,500         4,500

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Santa Anna, Multi-Family Housing
     Authority, Harbor Pointe
     Apartments Project, Ser A,
     RB (A) (B) (C)
     2.250%, 09/10/98                $ 1,620       $ 1,620
   Santa Clara County, Financing
     Lease Authority, Replacement
     Project, Ser B, RB (A) (B) (C)
     2.550%, 09/10/98                  5,400         5,400
   Santa Clara County, Multi-Family
     Housing Authority, Briarwood
     Apartments Project,
     Ser B, RB (A) (B)
     2.550%, 09/10/98                  2,000         2,000
   Santa Clara County, TRAN
     4.750%, 10/01/98                  1,000         1,001
   Santa Clara, Electric Revenue,
     Ser A, RB (A) (B) (C)
     2.300%, 09/10/98                    760           760
   Santa Clara, Electric Revenue,
     Ser B, RB (A) (B) (C)
     2.300%, 09/10/98                    900           900
   Santa Paula, Santa Paula
     School District, TRAN
     4.000%, 07/01/99                  2,000         2,005
   Simi Valley, Community
     Development Agency Multi-Family
     Housing, Casden Indian Oaks
     Project, Ser A, RB (A) (B) (C)
     2.600%, 09/10/98                  1,000         1,000
   Simi Valley, Industrial & Economic
     Development Authority,
     Wambold Furniture Project,
     RB (A) (B) (C)
     3.650%, 09/10/98                  2,400         2,400
   Simi Valley, Multi-Family Housing
     Authority, Lincoln Wood Ranch
     Project, RB (A) (B) (C)
     2.500%, 09/10/98                 15,500        15,500
   Simi Valley, Multi-Family Housing
     Authority, Ser A, RB (A) (B) (C)
     2.600%, 09/10/98                  2,300         2,300
   Southern California, Public Power
     Authority, Palo Verde Project C,
     RB, AMBAC (A) (B)
     2.250%, 09/10/98                  6,000         6,000
   State Educational Facility Authority,
     Claremont McKenna Project,
     RB (A) (B)
     2.500%, 09/10/98                 10,000        10,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998

CALIFORNIA TAX EXEMPT PORTFOLIO--CONCLUDED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Statewide, Community
     Development Authority,
     Memorial Health Services
     Project, RB (A) (B)
     2.600%, 09/01/98                 $6,400       $ 6,400
   University Resh Facilities,
     Ser B, RB
     7.500%, 09/01/98                  1,465         1,465
   Vallejo, Unified School
     District, TRAN
     4.250%, 10/22/98                  5,750         5,753
   Westminster, Redevelopment
     Authority, Commercial
     Redevelopment Project,
     Number 1, RB, AMBAC (A) (B)
     2.700%, 09/10/98                  3,900         3,900
                                                   -------
                                                   522,296
                                                   -------
PUERTO RICO -- 0.3%
   Puerto Rico, Industrial Medicine &
     Environmental Pollution Control
     Financing Authority, Intel
     Project, Ser A, RB (A) (B) (C)
     4.000%, 09/01/13                  1,455         1,455
   Puerto Rico, Pollution Control
     Financing Authority, Intel
     Project, Ser B, RB (A) (B)
     3.700%, 12/01/98                    100           100
                                                   -------
                                                     1,555
                                                   -------
Total Municipal Bonds
   (Cost $523,851)                                 523,851
                                                   -------
Total Investments -- 102.0%
   (Cost $523,851)                                 523,851
                                                   -------
Other Assets and Liabilities, Net -- (2.0%)        (10,303)
                                                   -------

------------------------------------------------------------

                                                 VALUE (000)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 39,496,151 outstanding shares of
   beneficial interest                            $ 39,497
Portfolio Shares of CNI Class (unlimited
   authorization -- no par value) based
  on 474,103,943 outstanding shares of
   beneficial interest                             474,103
Distribution in excess of net
   investment income                                    (2)
Accumulated net realized loss
   on investments                                      (50)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $513,548
                                                  ========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.00
                                                  ========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE --
   CNI CLASS                                         $1.00
                                                  ========

AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INVESTORS ASSURANCE
RB       REVENUE BOND
TA       TAX ALLOCATION
TRAN     TAX & REVENUE ANTICIPATION NOTE
USD      UNIFIED SCHOOL DISTRICT
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1998.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




INSTITUTIONAL TAX FREE PORTFOLIO
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS -- 105.6%
ALABAMA -- 1.2%
   Birmingham Medical Clinic Revenue,
     St. Martins In The Pines Project,
     Ser 89, RB (A) (B) (C)
     3.350%, 09/10/98                 $2,795       $ 2,795
   Indian Springs Village, Educational
     Building Authority, Indian Springs
     School Project, RB (A) (B) (C)
     3.420%, 09/10/98                  5,000         5,000
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                  2,135         2,135
   Russelville Industrial Development
     Revenue, Clark Pulley Project,
     Ser 94, RB (A) (B) (C)
     3.350%, 09/10/98                  1,675         1,675
                                                   -------
                                                    11,605
                                                   -------
ALASKA -- 0.4%
   Alaska Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     3.800%, 12/01/98                  4,130         4,130
                                                   -------
ARIZONA -- 1.4%
   Chandler County, Industrial
     Development Authority, Parsons
     Municipal Service Inc., RB
     (A) (B) (C)
     3.550%, 09/10/98                  4,225         4,225
   Maricopa County, Industrial
     Development Authority, Arcadia
     Vista Apartments Project,
     Ser A, RB (A) (B) (C)
     3.410%, 09/10/98                  4,750         4,750
   Maricopa County, Industrial
     Development Authority, McLane
     Company Project, RB (A) (B) (C)
     3.700%, 09/10/98                    720           720
   Tuscon, Industrial Development
     Authority, Tuscon City Center
     Parking Project, Ser A, RB
     (A) (B) (C)
     3.425%, 09/10/98                  3,500         3,500
                                                   -------
                                                    13,195
                                                   -------
ARKANSAS -- 0.0%
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                     90            90
                                                   -------

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
CALIFORNIA -- 2.4%
   California State, Higher Education
     Loan Authority, Student Loan
     Refunding, RB (A)(B)(C)
     3.800%, 06/01/99                 $3,325       $ 3,325
   California State, Higher Education
     Loan Authority, Student Loan
     Revenue, Ser 87-A, RB (A) (B)
     3.650%, 07/01/99                  7,500         7,500
   Kern, Community College
     District, COP (A) (B) (C)
     3.550%, 09/10/98                  5,700         5,700
   Los Angeles, Community
     Redevelopment Authority, Central
     Business District I Project, TA
     5.000%, 11/15/98                  5,625         5,637
                                                   -------
                                                    22,162
                                                   -------
COLORADO -- 2.4%
   City of Idaho Springs, Safeway
     Project, Ser 93, RB (A) (B) (C)
     3.800%, 12/01/98                  1,950         1,950
   Colorado State, Housing Finance
     Authority, Cambray Park Project,
     RB (A) (B) (C)
     3.400%, 09/10/98                  1,050         1,050
   Colorado State, Housing Finance
     Authority, Greenwood Project,
     Ser D, RB (A) (B)
     3.300%, 09/10/98                  1,700         1,700
   Colorado State, Housing Finance
     Authority, Woodstream Project,
     RB (A) (B) (C)
     3.400%, 09/10/98                  1,860         1,860
   Colorado State, Master Lease
     Purchase Agreement, COP, MBIA
     5.000%, 11/01/98                  1,005         1,007
   El Paso, USA Hockey, Ser 96,
     RB (A) (B) (C)
     3.350%, 09/10/98                  3,225         3,225
   Englewood, Industrial Development
     Revenue, Safeway Incorporated
     Project, RB (A) (B) (C)
     3.800%, 12/01/98                  2,315         2,315
   Jefferson County, Industrial
     Development Revenue, Kinder
     Care Centers Project,
     Ser C, RB (A) (B)
     3.350%, 09/10/98                  1,700         1,700
   Panorama Metropolitan District,
     Ser B, RB (A) (B) (C)
     4.000%, 12/01/98                  2,425         2,425
   State Health Facilities Authority,
     Rocky Mountain Project,
     RB (A) (B) (C)
     3.350%, 09/10/98                  1,875         1,875

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Summit County, Recreational
     Facilities Authority, Copper
     Mountain Project, RB (A) (B) (C)
     3.650%, 09/10/98                $ 3,000       $ 3,000
                                                   -------
                                                    22,107
                                                   -------
DELAWARE -- 0.8%
   Economic Development Authority,
     Commercial Development,
     Congoleum Project,
     RB (A) (B) (C)
     3.400%, 02/01/99                  1,000         1,000
   Sussex County, Economic
     Development Authority, Route
     113 Limited Partnership
     Project, RB (A) (B) (C)
     3.600%, 09/01/98                  6,000         6,000
                                                   -------
                                                     7,000
                                                   -------
DISTRICT OF COLUMBIA -- 0.7%
   District of Columbia, Abraham
     and Laura Lisner Project,
     RB (A) (B) (C)
     3.300%, 07/01/22                    800           800
   District of Columbia, Ser A, GO,
     AMBAC, Pre-Refunded @ 102 (D)
     7.500%, 06/01/99                  5,000         5,227
   District of Columbia, Ser B-3,
     RB (A) (B) (C)
     3.400%, 09/01/98                    100           100
                                                   -------
                                                     6,127
                                                   -------
FLORIDA -- 5.6%
   Boca Raton, Industrial Development
     Authority, Parking Garage Project,
     Ser 84-A, RB (A) (B) (C)
     3.675%, 09/10/98                  7,950         7,950
   Broward County, Multi-Family
     Housing, Bond Sanctuary
     Apartments Project, RB (A) (B) (C)
     3.500%, 09/10/98                 15,900        15,900
   Greystone, Tax Exempt Certificate
     Trust, Senior Certificate
     of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                    136           136
   Highlands County, Health Facility
     Authority, Adventist/Sunbelt
     Project, Ser A, RB (A) (B)
     3.300%, 09/10/98                 15,000        15,000

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Housing Finance Agency, Falls of
     Venice Project, RB (A) (B) (C)
     3.300%, 09/10/98                 $3,300       $ 3,300
   Jacksonville, Industrial Development,
     University of Florida Health
     Science Center Project,
     Ser 89, RB (A) (B) (C)
     3.450%, 09/10/98                  1,000         1,000
   Lake Bernadette Community
     Development, Special
     Assessment Revenue Project,
     Ser B, RB (A) (B) (C)
     3.400%, 09/10/98                    955           955
   Lee County, Industrial Development
     Authority, Christian &
     Missionary-Shell Point Village
     Project, RB (A) (B) (C)
     3.370%, 09/10/98                    450           450
   Orange County, Education
     Facilities Authority, Rollins
     College Project, RB (A) (B) (C)
     3.350%, 09/10/98                  4,000         4,000
   Orange County, Multi-Family
     Housing Authority, Post Fountains
     Project, RB, FNMA (A) (B) (E)
     3.300%, 09/10/98                  1,900         1,900
   Pasco City, Multi-Family Housing
     Finance Authority, Carlton Arms
     of Magnolin Valley Project, Ser 85,
     RB (A) (B) (C)
     3.470%, 09/10/98                  2,000         2,000
                                                   -------
                                                    52,591
                                                   -------
GEORGIA -- 11.2%
   Albany-Dougherty County, Hospital
     Authority Revenue, Phoebe Putney
     Memorial Hospital Project,
     Ser 1996, RB, AMBAC (A) (B) (C)
     3.350%, 09/10/98                  1,900         1,900
   Athens, Multi-Family Housing
     Authority, Georgian Apartments
     Project, RB (A) (B) (C)
     3.625%, 09/10/98                  1,400         1,400
   Brooks County, Development
     Revenue Authority, Presbyterian
     Home Quitman Inc. Project,
     RB (A) (B) (C)
     3.350%, 09/10/98                  5,000         5,000
   Cherokee County, Industrial
     Development Revenue Authority,
     Seaboard Farms Project,
     RB (A) (B) (C)
     3.450%, 09/10/98                  3,000         3,000


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Clayton County, Hospital Revenue
     Authority, Southern Regional
     Medical Center Project,
     Ser B, RB (A) (B) (C)
     3.350%, 09/10/98                 $3,875       $ 3,875
   Clayton County, Multi-Family
     Housing Authority, Rainwood
     Development Project,
     RB (A) (B) (C)
     3.370%, 09/10/98                  2,700         2,700
   Cobb County, Industrial
     Development Authority,
     Institute Nuclear Power
     Operations Project, RB (A) (B) (C)
     3.350%, 09/10/98                  2,805         2,805
   Cobb County, Multi-Family Housing
     Authority, Tibairen Associates
     Project, Ser 85-D, RB (A) (B) (C)
     3.400%, 09/10/98                  8,600         8,600
   Cobb County, Rhodes Home
     Project, Multi-Family Housing
     Authority, RB (A) (B) (C)
     3.350%, 09/10/98                    915           915
   Conyers-Rockdale-Big Haynes
     Impoundment Authority,
     RB (A) (B) (C)
     4.000%, 12/01/98                  5,400         5,406
   De Kalb County, Industrial
     Development Authority, Dart
     Container Corporation,
     RB (A) (B) (C)
     3.750%, 11/15/98                    900           900
   DeKalb County, Industrial
     Development Authority,
     Weyerhaeuser Project,
     RB (A) (B)
     3.358%, 09/10/98                  3,500         3,500
   De Kalb County, Multi-Family
     Housing Authority, Post Walk
     Project, RB (A) (B) (C)
     3.300%, 09/10/98                  1,700         1,700
   De Kalb County, Multi-Family
     Housing Authority,
     Terrace Club Project,
     Ser A, RB (A) (B) (C)
     3.400%, 09/10/98                  1,000         1,000
   De Kalb County, Multi-Family
     Housing Authority, Terrace Club
     Project, Ser 93-B, RB,
     FNMA (A) (B) (C) (E)
     3.473%, 09/10/98                  4,430         4,430
   Downtown Athens, Housing
     Development Authority, Georgian
     Apartments Association,
     RB (A) (B) (C)
     3.751%, 09/10/98                  1,000         1,000

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------

   Federal Paper Board, Tax Exempt
     Bond Grantor Trust, RB (A) (B) (C)
     4.150%, 09/10/98                 $7,200       $ 7,200
   Fulton County, Arthritis Foundation
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                  2,000         2,000
   Fulton County, Development
     Revenue Authority, Epstein
     School Project, RB (A) (B) (C)
     3.350%, 09/10/98                  2,000         2,000
   Fulton County, Development
     Revenue Authority, Holy  Innocents
     School Project, RB (A) (B) (C)
     3.350%, 09/10/98                  2,500         2,500
   Fulton County, Development Revenue
     Authority, Morehouse School of
     Medicine Project, RB (A) (B) (C)
     3.350%, 09/10/98                  2,400         2,400
   Fulton County, Industrial
     Development Authority, ADP
     Corporation Project, RB (A) (B)
     3.550%, 09/10/98                  2,765         2,765
   Georgia State, GO
     6.750%, 09/01/98                  1,000         1,000
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior
     Certificate of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                    456           456
   Gwinnett County, Development
     Authority, Wesleyan School
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                    800           800
   Gwinnett County, Development
     Revenue Authority, Greater
     Atlanta Christian School Inc.
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                  6,500         6,500
   Gwinnett County, Multi-Family
     Housing Authority, Post Chase
     Project, RB, FNMA (A) (B) (C)
     3.300%, 09/10/98                  2,700         2,700
   Marietta, Housing Finance Authority,
     Multi-Family Housing, Falls at
     Bells Ferry Project, RB (A) (B)
     3.950%, 01/15/99                  5,560         5,565
   Marietta, Housing Finance Authority,
     Multi-Family Housing, Franklin
     Walk Apartments Project,
     RB (A) (B) (C)
     3.325%, 09/10/98                  3,540         3,540
   Roswell, Multi-Family Housing
     Revenue, Belcourt Limited Project,
     RB (A) (B) (C)
     3.550%, 09/10/98                  9,000         9,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Smyrna, Multi-Family Housing
     Authority, F&M Villages Project,
     RB (A) (B)
     3.300%, 09/10/98                 $3,800      $  3,800
   Smyrna, Multi-Family Housing
     Authority, Gardens Post Village
     Project, RB (A) (B)
     3.300%, 09/10/98                  2,700         2,700
   Thomasville, Hospital Revenue
     Authority, J.D. Archbold Project,
     RB (A) (B) (C)
     3.350%, 09/10/98                  1,200         1,200
                                                  --------
                                                   104,257
                                                  --------
HAWAII -- 0.1%
   Hawaii State, Department of Budget
     & Finance Authority, Kuakini
     Medical Center Project,
     RB (A) (B) (C)
     3.501%, 09/01/98                    800           800
                                                  --------
IDAHO -- 1.3%
   Boise States, University Revenue
     Authority, Engineering
     Technology Project, RB (A) (B) (C)
     3.550%, 09/10/98                  3,500         3,500
   Nez Pierce County, Pollution
     Control Revenue, Potlatch
     Project, RB, (A) (B) (C)
     3.250%, 09/10/98                  1,000         1,000
   Twin Falls, Urban Renewal Agency
     Tax Increment Authority,
     Allocation Project, Ser A,
     RB (A) (B) (C)
     3.500%, 09/10/98                  7,675         7,675
                                                  --------
                                                    12,175
                                                  --------
ILLINOIS -- 6.7%
   Cook County, Ser C, GO, FGIC
     5.000%, 11/15/98                  4,000         4,011
   Development Finance Authority,
     La Salle Foundation Project,
     RB (A) (B) (C)
     3.250%, 09/10/98                  1,440         1,440
   Development Finance Authority,
     Wbez Alliance Project, RB (A) (B)
     3.250%, 09/10/98                  1,000         1,000
   Department of Finance Revenue
     Authority, Casa Central Padres
     Project, RB (A) (B) (C)
     3.450%, 09/10/98                  3,000         3,000
   Greystone, Tax Exempt Certificate
     Trust, Senior Certificate
     of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                  5,250         5,250

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Illinois State, Development Finance
     Authority, Catholic Charities
     Housing Project, Ser A,
     RB (A) (B) (C)
     3.250%, 09/10/98                $ 6,000       $ 6,000
   Illinois State, Development Finance
     Authority, Rest Haven Illinan
     Project, RB (A) (B) (C)
     3.250%, 09/10/98                  2,000         2,000
   Illinois State, Health Facilities
     Authority, Pekin Memorial
     Hospital Project, RB (A) (B) (C)
     3.330%, 09/10/98                  3,500         3,500
   Illinois State, Health Facilities
     Authority, Pekin Memorial
     Hospital Project, Ser C,
     RB (A) (B) (C)
     3.330%, 09/10/98                  3,400         3,400
   Kane County, School District
     No. 131, Aurora East Side
     Project, TAW
     4.150%, 09/30/98                  2,000         2,001
   Mundelein, Industrial Development
     Authority, 1200 Town Line Road
     Project, RB (A) (B) (C)
     3.250%, 09/10/98                  1,300         1,300
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.402%, 02/15/99                    210           210
   Orland Hills Mortgage Authority,
     Multi-Family Housing,
     Ser 88-A, RB (A) (B) (C)
     3.250%, 09/10/98                  2,000         2,000
   Paxton, Industrial Development
     Authority, Merck & Aircoil
     Project, RB (A) (B) (C)
     3.750%, 09/10/98                    900           900
   Rural Board Banking Authority,
     Public Projects, Construction
     Notes, RB
     4.500%, 03/15/99                 13,000        13,057
   Saint Clair County, Industrial
     Building Authority, Winchester
     Apartments Project, Ser 94,
     RB (A) (B)
     3.500%, 09/10/98                  8,000         8,000
   Springfield, Multi-Family Housing
     Authority, Oak Center Limited
     Project, RB (A) (B)
     3.450%, 09/10/98                  4,900         4,900
                                                   -------
                                                    61,969
                                                   -------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
INDIANA -- 12.0%
   Carmel Clay, TAW
     4.100%, 12/31/98                $ 9,000       $ 9,006
   Clark-Pleasant, TAN
     4.000%, 12/31/98                  3,800         3,802
   Concord, Community Schools
     Project, TAW
     4.250%, 12/31/98                  4,355         4,359
   East Allen County Schools, TAW
     3.800%, 12/31/98                  4,000         4,001
   East Chicago City Schools Authority,
     Center High School Building
     Project, Pre-Refunded @ 100 (D)
     11.750%, 02/01/99                 1,955         2,018
   Fort Wayne, Industrial Economic
     Development Authority, Avery
     International Project,
     RB (A) (B) (C)
     3.475%, 09/10/98                  3,750         3,750
   GAF Tax Exempt Bond Grantor Trust,
     Ser A, RB (A) (B) (C)
     4.350%, 10/01/98                  2,520         2,520
   Gary, Environmental Improvement
     Authority, U.S. Steel Corporation
     Project, RB (A) (B) (C)
     3.550%, 09/15/98                  3,400         3,400
   Greystone, Tax Exempt Certificate
     Trust, Senior Certificate
     of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                  5,530         5,530
   Hammond Advance Funding
     Project Notes, Ser A-2, GO
     4.300%, 01/07/99                  6,500         6,511
   Indiana State, GO
     4.000%, 01/20/99                 11,000        11,008
   Lake Central, School Authority,
     TAW
     3.750%, 12/31/98                  3,000         3,000
   Lawrence Township, Metropolitan
     School District, TAW
     3.800%, 12/31/98                  4,750         4,752
   Michigan City, Economic
     Development Authority, Marley
     Company Project, Ser 84,
     RB (A) (B) (C)
     3.473%, 09/10/98                  2,750         2,750
   Michigan City, TAW
     4.250%, 12/31/98                  3,000         3,003
   Middlebury, TAW
     4.000%, 12/31/98                  1,700         1,701
   Muncie, Community Schools, TAW
     4.000%, 12/31/98                  3,000         3,003
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, Project, RB (A) (B) (C)
     4.500%, 02/15/99                     24            24

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Penn Harris, Madison School
     Corporation, TAW
     4.000%, 12/31/98                 $5,000      $  5,003
   Portage Township Schools
     Project, TAN
     4.150%, 12/31/98                  2,500         2,504
   Residential Apartments, Portfolio
     Certificate Trust Ser 96A,
     Ser A, RB (A) (B) (C)
     3.400%, 09/10/98                 12,000        12,000
   Richmond, Community Schools
     Authority, TAW
     4.100%, 12/31/98                  3,000         3,003
   South Bend, Waterworks Revenue
     Authority, RB, FSA
     4.350%, 01/01/99                  1,120         1,123
   Southwest Allen County,
     Metropolitan School
     District, TAW
     4.000%, 12/31/98                  5,870         5,876
   St. Joseph County, Industrial
     Economic Development, South
     Bend Medical Foundation,
     RB (A) (B) (C)
     3.400%, 09/10/98                  3,600         3,600
   Wayne Township, Metropolitan
     School District, TAN
     3.900%, 12/31/98                  4,000         4,001
                                                  --------
                                                   111,248
                                                  --------
IOWA -- 1.5%
   Cedar Rapids, Pollution Control
     Revenue, Electric and Power
     Project, RB (A) (B)
     3.300%, 09/10/98                  1,000         1,000
   Chillicothe, Pollution Control
     Authority, Electric Light and
     Power Project, RB (A) (B) (C)
     3.300%, 09/10/98                  3,100         3,100
   Iowa State, Finance Authority
     Health Care Revenue, Wesley
     Retirement Services Project,
     RB (A) (B) (C)
     3.400%, 09/10/98                  1,000         1,000
   Iowa State, Financial Revenue
     Authority, Burlington Medical
     Center Project, RB (A) (B)
     3.400%, 09/10/98                  7,500         7,500
   Iowa State, Higher Education
     Authority, St. Ambrose University
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                  1,075         1,075
                                                  --------
                                                    13,675
                                                  --------
                                                                              25

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
KANSAS -- 0.7%
   City of Manhattan, Ser 2, TAN
     3.750%, 01/15/99                $ 2,900       $ 2,899
   Greystone, Tax Exempt Certificate
     Trust, Senior Certificate
     of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                     68            68
   Wamego, Pollution Control Revenue
     Authority, Utilicorp United
     Project, RB (A) (B) (C)
     3.205%, 09/10/98                  2,200         2,200
   Wichita, Pollution Control, CIC
     Industries Incorporated,
     RB (A) (B) (C)
     3.726%, 09/10/98                  1,590         1,590
                                                   -------
                                                     6,757
                                                   -------
KENTUCKY -- 4.5%
   Covington, Industrial Building
     Revenue, Atkins & Pearce
     Incorporated, Ser 95,
     RB (A) (B) (C)
     3.300%, 09/10/98                  1,850         1,850
   Georgetown, Educational
     Institution Improvement,
     Georgetown College Project,
     RB (A) (B) (C)
     3.350%, 09/10/98                    900           900
   Hardin County, Water Revenue
     Authority, Water District No.
     001 Project, RB (A) (B) (C)
     3.350%, 09/10/98                  3,200         3,200
   Kentucky State, Economic
     Development Finance
     Authority, Pooled Hospital Loan
     Project, RB (A) (B)
     3.450%, 09/10/98                 12,000        12,000
   Kentucky State, Economic
     Development Financial Authority,
     Goodwill Industry Kentucky
     Center Inc. Project, RB (A) (B) (C)
     3.350%, 09/10/98                  1,800         1,800
   Kentucky State, TRAN
     3.660%, 06/30/99                 19,999        19,999
   Newport City, Multi-Family
     Housing Revenue, RB (A) (B)
     3.900%, 12/01/98                  1,710         1,710
                                                   -------
                                                    41,459
                                                   -------
LOUISIANA -- 0.3%
   Greystone, Tax Exempt Certificate
     Trust, Senior Certificate
     of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                  3,220         3,220
                                                   -------

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
MAINE -- 0.1%
   Portland, Industrial Development
     Revenue, W.W. Grainger Project,
     Ser 85, RB (A) (B)
     3.200%, 09/10/98                 $1,315       $ 1,315
                                                   -------
MARYLAND -- 1.6%
   Annapolis Forest Gemini Facilities,
     RB (A) (B) (C)
     3.550%, 09/10/98                  2,300         2,300
   Anne Arundel County, Pollution
     Control Revenue Authority,
     Baltimore Gas & Electric Project,
     Ser 84, RB (A) (B)
     3.650%, 07/01/99                  2,500         2,500
   Greystone, Tax Exempt Certificate
     Trust, Senior Certificate
     of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                  3,325         3,325
   Health & Higher Education
     Facilities Authority, Kennedy
     Krieger, RB (A) (B) (C)
     3.300%, 09/10/98                  1,100         1,100
   Howard County, Multi-Family
     Housing Authority, Sherwood
     Crossing Project, RB (A) (B) (C)
     3.850%, 12/01/98                  3,300         3,300
   Hyattsville, Industrial Development
     Authority, Safeway Incorporated
     Project,  RB (A) (B) (C)
     3.800%, 12/01/98                  2,170         2,170
                                                   -------
                                                    14,695
                                                   -------
MASSACHUSETTS -- 0.7%
   Clinton, GO
     4.150%, 11/20/98                  5,000         5,005
   New England, Student Loan
     Revenue Authority, Senior Issue
     Project, Ser A, RB
     6.000%, 09/01/98                  1,900         1,900
                                                   -------
                                                     6,905
                                                   -------
MICHIGAN -- 1.1%
   Birmingham, Economic
     Development Corporation,
     Brown Street Project,
     Ser 83, RB (A) (B) (C)
     3.726%, 09/10/98                  1,160         1,160
   Farmington Hills, Economic
     Development Authority,
     Brookfield Building Association
     Project, RB (A) (B) (C)
     3.550%, 09/10/98                  1,915         1,915

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   McDonald Tax-Exempt Mortgage
     Trust #1, RB (A) (B) (C)
     4.100%, 04/15/99               $    442      $    442
   Michigan State, Job Development
     Authority Kentwood Residence,
     RB (A) (B) (C)
     3.600%, 09/01/98                  2,400         2,400
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B) (C)
     3.325%, 09/10/98                  1,500         1,500
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.402%, 02/15/99                     59            59
   Plymouth Township, Economic
     Development Revenue, Key
     International Project,
     RB (A) (B) (C)
     3.550%, 09/10/98                  2,500         2,500
                                                  --------
                                                     9,976
                                                  --------
MINNESOTA -- 4.8%
   Bloomington Commercial
     Development, ATS II Project,
     RB (A) (B) (C)
     3.740%, 09/10/98                  3,730         3,730
   Bloomington, Multi-Family
     Housing, Revenue Refunding,
     Hampshire Apartments Project,
     RB (A) (B)
     3.300%, 09/10/98                 15,000        15,000
   Brooklyn, Center Development
     Project, Brookdale Office Park,
     Ser 84, RB (A) (B) (C)
     3.410%, 09/10/98                  2,860         2,860
   Minneapolis, Ser A, RB (A) (B) (C)
     3.300%, 09/10/98                 12,300        12,300
   Minneapolis, Various Purpose,
     Ser 95-B, GO (A) (B) (C)
     3.300%, 09/10/98                  2,125         2,125
   New Brighton, Commercial
     Development Revenue,
     Business Center, RB (A) (B)
     3.560%, 09/10/98                  2,675         2,675
   New Brighton, Commercial
     Revenue, Venture I Project,
     Ser A, RB (A) (B)
     3.560%, 09/10/98                  1,655         1,655
   Plymouth, Industrial Development
     Revenue, Banner Engineering
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                  1,800         1,800

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Roseville, Multi-Family Housing
     Revenue, Rosepointe II Project,
     RB (A) (B) (C)
     3.410%, 09/10/98                $ 1,530      $  1,530
   Saint Paul, Housing &
     Redevelopment Authority,
     Lutheran Social Service Project,
     RB (A) (B) (C)
     3.378%, 09/10/98                    625           625
                                                  --------
                                                    44,300
                                                  --------
MISSISSIPPI -- 0.1%
   Desoto County, Industrial
     Development Revenue,
     American Soap Company Project,
     RB (A) (B) (C)
     5.015%, 09/10/98                    900           900
                                                  --------
MISSOURI -- 5.2%
   Howell County, Industrial
     Development Authority,
     Safeway Incorporated Project,
     RB (A) (B) (C)
     3.700%, 02/01/99                  3,565         3,565
   Jackson County, Industrial
     Development Authority,
     YMCA Greater Kansas Project,
     Ser A, RB (A) (B) (C)
     3.450%, 09/01/98                  3,100         3,100
   Macon City, Industrial
     Development Authority,
     Health Care Realty Macon
     Project, RB (A) (B) (C)
     3.680%, 09/10/98                  2,140         2,140
   Missouri State, Import & Energy
     Resources Authority, Pollution
     Control Resources Union Electric
     Co. Project, RB (A) (B) (C)
     3.750%, 06/01/99                  9,000         9,000
   Osage Beach, Industrial
     Development Authority, Health
     Care Realty Project, RB (A) (B) (C)
     3.680%, 09/10/98                  2,065         2,065
   Saint Louis County, Industrial
     Development Authority, Schnuck
     Markets Kirkwood Incorporated,
     RB (A) (B) (C)
     3.473%, 09/10/98                  3,350         3,350
   Saint Louis, Grantor Trust,
     Ser 96-A, COP, RB (A) (B) (C)
     3.473%, 09/10/98                 13,835        13,835

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Saint Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (B) (C)
     3.360%, 09/10/98                $11,300      $ 11,300
                                                  --------
                                                    48,355
                                                  --------
MONTANA -- 0.2%
   Great Falls, Industrial Development
     Revenue, Safeway Project,
     RB (A) (B) (C)
     3.800%, 12/01/98                  1,955         1,955
                                                  --------
NEBRASKA -- 0.3%
   Nebraska State, Public Power
     Distribution Authority,
     Ser A, RB
     4.500%, 01/01/99                  3,000         3,008
   Northwest Mutual Life, Tax Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.500%, 02/15/99                     19            19
                                                  --------
                                                     3,027
                                                  --------
NEW HAMPSHIRE -- 1.5%
   Education & Health Facilities
     Authority, Dartmouth Education
     Loan Project, RB (A) (B)
     3.950%, 06/01/99                  3,850         3,850
   State Business Financial Authority,
     Foundation For Seacoast Health
     Project, Ser A, RB (A) (B) (C)
     3.350%, 09/10/98                  6,155         6,155
   Strafford County, TAN
     3.920%, 12/31/98                  4,000         4,002
                                                  --------
                                                    14,007
                                                  --------
NEW JERSEY -- 0.2%
   New Jersey State, Industrial and
     Economic Development Authority,
     Dates Toys "R" Us Urban Renewal
     Corporation Project, RB (A) (B)
     3.600%, 09/10/98                  2,000         2,000
   Northwest Mutual Life, Tax Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.402%, 02/15/99                    105           105
                                                  --------
                                                     2,105
                                                  --------
NEW MEXICO -- 0.5%
   Albuquerque, Educational Facility
     Authority, Menaul School
     Project, RB (A) (B)(C)
     3.400%, 09/01/98                  1,700         1,700

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Albuquerque, Metropolitan
     Redevelopment Authority,
     Springer Square Project,
     RB (A) (B) (C)
     3.649%, 09/10/98                $ 3,000      $  3,000
                                                  --------
                                                     4,700
                                                  --------
NEW YORK -- 0.9%
   Monroe County, Industrial
     Development Authority, Rochester
     District Heating Corporation
     Project, RB (A) (B) (C)
     3.450%, 09/01/98                  2,250         2,250
   North Hempstead, BAN
     4.000%, 07/29/99                  6,123         6,130
                                                  --------
                                                     8,380
                                                  --------
NORTH CAROLINA -- 0.1%
   Beaufort Industrial Facility,
     Pollution Control Revenue
     Project, Texas Gulf Corporation,
     RB (A) (B) (C)
     3.400%, 09/10/98                  1,025         1,025
                                                  --------
NORTH DAKOTA -- 0.1%
   Fargo Kelly Inn, Fargo Project,
     Ser 93, RB (A) (B) (C)
     3.400%, 09/10/98                  1,155         1,155
                                                  --------
OHIO -- 5.7%
   Crawford County, BAN
     4.000%, 02/12/99                  3,500         3,503
   Franklin County, Hospital Authority,
     United States Health Project,
     Ser C, RB (A) (B) (C)
     3.300%, 09/10/98                 15,335        15,335
   Franklin County, Industrial
     Development Revenue, Leveque
     & Associates Project,
     RB (A) (B) (C)
     3.800%, 12/01/98                  1,370         1,370
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership
     Project, Ser 2, RB (A) (B) (C)
     3.400%, 02/15/99                  8,715         8,715
   Highland County, Industrial
     Development Revenue, Lancaster
     Colony Corporation Project,
     RB (A) (B) (C)
     3.650%, 09/01/98                  1,700         1,700


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Lorain County, Independent Living
     Facilities Revenue, Elyria United
     Methodist Project, Ser A,
     RB (A) (B) (C)
     3.350%, 09/10/98                 $5,700      $  5,700
   Lorain County, Living & Hospital
     Facilities, Elyria United Methodist
     Village Project, Ser 1996B,
     RB (A) (B) (C)
     3.350%, 09/10/98                  5,300         5,300
   Marion County, Hospital Revenue,
     Pooled Lease Program, Ser 91,
     RB (A) (B) (C)
     3.350%, 09/10/98                  1,235         1,235
   McDonald Tax-Exempt Mortgage
     Trust #1, RB (A) (B) (C)
     4.100%, 04/15/99                  2,062         2,062
   Scioto County, Health Care
     Facilities, Hill View Retirement,
     RB (A) (B) (C)
     3.850%, 12/01/98                  1,820         1,820
   Southwest, Regional Water District,
     BAN
     4.100%, 08/19/99                  3,000         3,008
   Stark County, Health Care Facility,
     Canton Christian Home Project,
     Ser 90, RB (A) (B) (C)
     3.600%, 09/01/98                  1,300         1,300
   Stark County, Health Care Facility,
     Christian Home, RB (A) (B) (C)
     3.600%, 09/15/98                  1,540         1,540
   Trumbull County, Industrial
     Revenue Authority, Howland
     Association Project, RB (A) (B) (C)
     3.300%, 09/10/98                    465           465
                                                  --------
                                                    53,053
                                                  --------
OKLAHOMA -- 1.4%
   Claremore, Industrial and
     Redevelopment Authority,
     Worthington Cylinder Project,
     RB (A) (B) (C)
     3.400%, 09/10/98                  1,100         1,100
   Oklahoma, Mid-West Tax-Exempt
     Mortgage Bond Trust,
     RB (A) (B)
     3.600%, 09/10/98                    228           228
   Tulsa City, Industrial Health Care,
     Authority Laureate Psychiatric
     Project, RB (A) (B) (C)
     3.850%, 12/15/98                  8,500         8,500
   Tulsa Parking Authority, Refunding
     First Mortgage Williams Project 84,
     Ser A, RB (A) (B) (C)
     3.750%, 11/15/98                  2,735         2,735
                                                  --------
                                                    12,563
                                                  --------

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
OREGON -- 1.4%
   Lane County, Industrial
     Development Revenue,
     Weyerhaeuser Project, RB (A) (B)
     3.358%, 09/10/98                 $1,000      $  1,000
   Medford, Hospital Facility Authority,
     Rogue Valley Manor Continued
     Care Retirement Project,
     RB (A) (B) (C)
     3.400%, 09/10/98                  4,200         4,200
   Portland, Multi-Family Housing
     Authority, South Park Block
     Project, Ser A, RB (A) (B) (C)
     3.350%, 09/10/98                  7,950         7,950
                                                  --------
                                                    13,150
                                                  --------
PENNSYLVANIA -- 6.8%
   Berks County, Industrial
     Development Authority, Rilsan
     Industrial Project, RB (A) (B) (C)
     3.473%, 09/10/98                  1,600         1,600
   Blair County, Hospital Authority, First
     Mortgage-Mercy Hospital Project,
     RB Pre-Refunded @ 102 (D)
     8.125%, 02/01/99                  2,750         2,853
   Clarion County, Industrial
     Development Authority,
     Meritcare Project, Ser A,
     RB (A) (B) (C)
     3.350%, 09/10/98                  2,100         2,100
   Dauphin County, General Authority,
     Ser G, RB, AMBAC
     5.000%, 12/01/98                  4,750         4,766
   East Hempfield Township,
     Industrial Revenue Authority,
     Mennonite Home Project,
     RB (A) (B) (C)
     3.450%, 09/10/98                  2,500         2,500
   Greystone, Tax Exempt Certificate
     Trust, Senior Certificate
     of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                  2,450         2,450
   Lancaster County, Higher
     Education Authority, Franklin &
     Marshall College Project,
     RB (A) (B) (C)
     3.350%, 09/10/98                  3,920         3,920
   Lebanon County, Health Facility
     Center Authority, United
     Church Christ Homes Project,
     RB (A) (B) (C)
     3.300%, 09/10/98                  3,800         3,800

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


INSTITUTIONAL TAX FREE PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   McCandless, Industrial
     Development Authority,
     Bradford Foundation Project,
     Ser A, RB (A) (B) (C)
     3.350%, 09/10/98                $ 1,730       $ 1,730
   McDonald Tax-Exempt Mortgage
     Trust #1, RB (A) (B) (C)
     4.100%, 04/15/99                    441           441
   Montgomery County, Higher
     Education & Health Authority,
     William Penn Charter School
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                  2,700         2,700
   North Cumberland County,
     Industrial Development
     Authority, Atlas Development
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                  1,085         1,085
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.402%, 02/15/99                     43            43
   Pennsylvania State Higher
     Education, University of
     Pennsylvania State Project,
     Ser B, RB (A) (B)
     3.400%, 09/10/98                  5,000         5,000
   Philadelphia, Industrial Development
     Authority, Inglis House
     Project, RB (A) (B) (C)
     3.550%, 09/01/98                 26,000        26,000
   William Penn, School District
     Authority, TRAN
     3.940%, 06/30/99                  2,095         2,097
   York, General Authority, Pooled
     Finance, RB (A) (B) (C)
     3.300%, 09/10/98                    625           625
                                                  --------
                                                    63,710
                                                  --------
SOUTH CAROLINA -- 3.2%
   Charleston Center Tax Exempt
     Bond Grantor Trust #1,
     RB (A) (B) (C)
     3.650%, 02/01/99                  7,263         7,263
   Charleston Center Tax Exempt
     Bond Grantor Trust #2,
     RB (A) (B) (C)
     3.700%, 11/01/98                  4,000         4,000
   Charleston Center Tax Exempt
     Bond Grantor Trust #4,
     RB (A) (B) (C)
     3.850%, 12/01/98                  7,265         7,268

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Charleston Center Tax Exempt
     Bond Grantor Trust #5,
     RB (A) (B) (C)
     3.650%, 09/01/98                $ 4,035      $  4,035
   Educational Facilities Authority,
     Morris College Project,
     RB (A) (B) (C)
     3.350%, 09/10/98                  3,000         3,000
   Spartanburg County, Hospital
     Facility Authority, Mary Black
     Memorial Hospital Project, RB
     Pre-Refunded @ 102 (D)
     8.250%, 10/01/98                  3,500         3,583
   Walhalla, Revenue Authority,
     Avondale Mills Project,
     RB (A) (B) (C)
     3.304%, 09/10/98                  1,100         1,100
                                                  --------
                                                    30,249
                                                  --------
SOUTH DAKOTA -- 0.1%
   Watertown, Industrial
     Development Authority,
     Ramkota Project, Ser 93,
     RB (A) (B) (C)
     3.400%, 09/10/98                  1,240         1,240
                                                  --------
TENNESSEE -- 3.2%
   GAF Tax-Exempt Bond Grantor
     Trust, Ser A, RB (A) (B) (C)
     4.350%, 09/10/98                  4,480         4,480
   Greystone, Tax Exempt Certificate
     Trust, Senior Certificate
     of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.400%, 09/10/989                 3,170         3,170
   Knox County, Industrial
     Development Authority, Center
     Square II Limited Project,
     RB (A) (B) (C)
     3.500%, 09/10/98                  5,000         5,000
   Knox County, Industrial
     Development Authority,
     Weisgarber Partners
     Project, RB (A) (B) (C)
     4.500%, 09/10/98                  1,800         1,800
   Nashville & Davidson County, Health
     & Education Facilities Authority,
     Adventist Health Systems
     Project, Ser A, RB (A) (B) (C)
     3.300%, 09/10/98                  5,960         5,960
   Nashville & Davidson County,
     Health & Education Facilities
     Authority, Adventist/Sunbelt
     Project, Ser A, RB
     (A) (B) (C)
     3.300%, 09/10/98                  3,495         3,495


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Nashville & Davidson County,
     Health & Education Facilities
     Authority, Board Revenue Belmont
     University Project, RB (A) (B) (C)
     3.350%, 09/10/98                 $1,825      $  1,825
   Nashville Metropolitan
     Government, Toys "R" Us
     Project, Ser 84, RB (A) (B) (C)
     3.450%, 09/10/98                  1,030         1,030
   Shelby County, Health Education &
     Housing Facilities, Saint Peter
     Villa Project, RB (A) (B) (C)
     3.350%, 09/10/98                  3,105         3,105
                                                  --------
                                                    29,865
                                                  --------
TEXAS -- 4.4%
   Austin, Utility System Revenue,
     Ser A, GO
     5.300%, 11/15/98                  4,585         4,600
   Brazo River, Industrial
     Development Authority,
     Hoffman-LaRoche Project,
     Ser 85, RB (A) (B) (C)
     3.325%, 09/10/98                  1,000         1,000
   Corpus Christi, Industrial
     Development Authority, Air
     Inventory Project, RB (A) (B) (C)
     3.720%, 02/01/99                  4,565         4,565
   Corpus Christi, Industrial
     Development Authority,
     Lantana Project, RB (A) (B) (C)
     3.350%, 09/10/98                  2,110         2,110
   Harris County, Multi-Family
     Housing, Glenhollow Project,
     RB (A) (B) (C)
     3.625%, 09/10/98                  1,600         1,600
   Harris County, Multi-Family
     Housing, Greenhouse Project,
     RB (A) (B) (C)
     3.625%, 09/10/98                  1,985         1,985
   Nacogdoches, Health Finance
     Development Committee,
     South Central Health Services
     Project, RB (A) (B) (C)
     3.700%, 09/10/98                  2,400         2,400
   North Carolina National Bank
     Tax-Exempt Trust,
     Ser 90-B, RB (A) (B) (C)
     4.250%, 09/10/98                  1,200         1,200
   Red River, Pollution Control
     Authority, Southwestern Public
     Service Project, RB (A) (B) (C)
     3.500%, 09/10/98                  5,000         5,000

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Tarrant County, Health Facility
     Development Authority,
     Adventist Health System
     Project, Ser A, RB (A) (B) (C)
     3.300%, 09/10/98                 $6,000       $ 6,000
   Tarrant County, Health Facility
     Development Authority,
     Adventist/Sunbelt Project,
     Ser A, RB (A) (B) (C)
     3.300%, 09/10/98                  8,655         8,655
   Trinity River, Industrial
     Development Authority, Trinity
     River Project, RB (A) (B)
     3.325%, 09/10/98                  2,000         2,000
                                                   -------
                                                    41,115
                                                   -------
UTAH -- 0.5%
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.402%, 02/15/99                     49            49
   Sandy City, Industrial Development
     Authority, Boyer 106 S Project,
     RB (A) (B) (C)
     3.350%, 09/10/98                  2,675         2,675
   Sandy City, Industrial Development
     Revenue, Boyer Alta View
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                  1,590         1,590
   West Valley, Industrial Development
     Johnson Matthey Project,
     RB (A) (B) (C)
     3.401%, 09/01/98                    200           200
                                                   -------
                                                     4,514
                                                   -------
VERMONT -- 0.3%
   Educational & Health Financing
     Authority, Capital Asset
     Financing Program Project,
     Ser 2, RB (A) (B) (C)
     3.205%, 09/10/98                    500           500
   Student Loan Revenue, RB (A) (B) (C)
     3.501%, 09/10/98                  2,250         2,250
                                                   -------
                                                     2,750
                                                   -------
VIRGINIA -- 1.5%
   Alexandria, Industrial Development
     Authority, Pooled Loan Project,
     Subseries A, RB (A) (B) (C)
     3.300%, 09/10/98                  3,540         3,540
   Greystone, Tax Exempt Certificate
     Trust, Senior Certificate
     of Beneficial Ownership
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                  1,955         1,955

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998

INSTITUTIONAL TAX FREE
PORTFOLIO--CONCLUDED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Harrisonburg, Multi-Family
     Housing, Rolling Brook Village
     Apartment, RB (A) (B)
     3.800%, 02/01/99                 $7,000      $  7,000
   Norfolk, Industrial Development
     Authority, Toys "R" Us Project,
     Ser 1984, RB (A) (B) (C)
     3.473%, 09/10/98                  1,425         1,425
   Northwest Mutual Life Tax Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.500%, 02/15/99                     33            33
                                                  --------
                                                    13,953
                                                  --------
WASHINGTON -- 0.7%
   Housing Finance Commission,
     Mill Plains Crossing Project,
     RB (A) (B) (C)
     3.400%, 09/10/98                  3,300         3,300
   Kent, Economic Development
     Revenue, Northwest Aluminum
     Products, RB (A) (B) (C)
     3.750%, 09/10/98                  1,400         1,400
   Non-Profit Housing Finance
     Authority, Emerald Heights
     Project, RB (A) (B) (C)
     3.649%, 09/01/98                    200           200
   Spokane, Regional Solid Waste
     Management Authority, Ser B,
     RB Pre-Refunded @ 102 (D)
     7.625%, 01/01/99                  1,500         1,556
                                                  --------
                                                     6,456
                                                  --------
WEST VIRGINIA -- 2.0%
   Charleston, Building Common
     Parking Facility Revenue,
     Charlestown Town Center,
     Ser A, RB (A) (B) (C)
     3.300%, 09/10/98                 12,935        12,935
   Parkersburg, Industrial
     Development Revenue, B-H
     Associates Project,
     RB (A) (B) (C)
     3.575%, 09/10/98                  3,500         3,500
   Putnam County, Industrial
     Development Revenue,
     Bond for FMC Corporation
     Project, RB (A) (B) (C)
     3.550%, 09/10/98                  1,800         1,800
   Wood County, Industrial
     Development Revenue,
     Aga Gas Project, RB (A) (B) (C)
     3.500%, 09/10/98                    820           820
                                                  --------
                                                    19,055
                                                  --------

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
WISCONSIN -- 3.2%
   Augusta, Industrial Development
     Authority, Ball Corporation
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                $ 2,650      $  2,650
   Beaver Dam, Unified School
     District, TRAN
     3.800%, 08/24/99                  3,000         3,001
   De Forest, Area School
     District TRAN
     4.080%, 09/18/98                  2,800         2,800
   Glendale, BAN
     4.500%, 09/01/98                  1,155         1,155
   Hortonville, BAN
     4.250%, 12/15/98                  1,200         1,201
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.402%, 02/15/99                     51            51
   Ozaukee County, GO
     4.250%, 09/01/98                  1,000         1,000
   Two Rivers, Public School
     District, BAN
     4.050%, 01/11/99                  1,065         1,065
   Village of Menomonee, Industrial
     Development Authority, Maysteel
     Corporation Project, RB (A) (B) (C)
     3.400%, 09/10/98                  3,000         3,000
   Wausau, Industrial Development
     Revenue, Venture Partnership
     Project, RB (A) (B) (C)
     3.400%, 09/10/98                 10,000        10,000
   Westby, TRAN
     3.900%, 10/30/98                  1,700         1,700
   Whitehall, TRAN
     4.100%, 09/28/98                  1,700         1,700
                                                  --------
                                                    29,323
                                                  --------
WYOMING -- 0.6%
   Cheyenne County, Revenue
     Refunding, Holiday Inn Project,
     RB (A) (B) (C)
     3.800%, 10/01/98                  1,245         1,245
   Evanston, Industrial Development
     Revenue, Safeway Incorporated
     Project, RB (A) (B) (C)
     3.800%, 12/01/98                  3,700         3,700
   Northwest Mutual Life Tax-Exempt
     Mortgage Trust, RB (A) (B) (C)
     4.402%, 02/15/99                     37            37
                                                  --------
                                                     4,982
                                                  --------
Total Municipal Bonds
   (Cost $983,345)                                 983,345
                                                  --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



------------------------------------------------------------

                                                 VALUE (000)
------------------------------------------------------------
Total Investments -- 105.6%
   (Cost $983,345)                                $983,345
                                                  --------
Other Assets and Liabilities, Net -- (5.6%)        (52,404)
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 813,455,926 outstanding shares
   of beneficial interest                          813,280
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 94,998,018 outstanding shares of
   beneficial interest                              94,998
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based
   on 22,681,341 outstanding shares of
   beneficial interest                              22,681
Undistributed net investment income                      1
Accumulated net realized loss
   on investments                                      (19)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $930,941
                                                  ========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.00
                                                  ========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS B             $1.00
                                                  ========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS C             $1.00
                                                  ========

AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSURANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INVESTORS ASSURANCE
RB       REVENUE BOND
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1998.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A
    MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

--------------------------------------------------------------------------------

PENNSYLVANIA TAX FREE
PORTFOLIO
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS -- 102.8%
PENNSYLVANIA -- 102.8%
   Allegheny County, Sanitation and
     Sewer Authority, Ser B, RB,
     Pre-Refunded @ 100 (D) FGIC
     7.250%, 06/01/99                 $  590        $  605
   Berks County, Industrial
     Development Authority, Rilsan
     Industrial Project, RB (A) (B) (C)
     3.473%, 09/10/98                  2,150         2,150
   Blair County, Hospital Authority,
     Altoona Hospital Project,
     Ser A, RB, AMBAC
     3.746%, 07/01/99                  1,165         1,165
   Bucks County, Industrial
     Development Authority,
     CPC International Incorporated
     Project, Ser 85, RB (A) (B)
     3.910%, 09/01/98                  2,000         2,000
   Butler County, Industrial
     Development Authority,
     Pennzoil Project, RB (A) (B) (C)
     3.700%, 09/10/98                    600           600
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Parkay Center West
     Project, Ser A, RB (A) (B) (C)
     3.350%, 09/10/98                  1,785         1,785
   Chester County, Health & Education
     Facilities Authority, Barclay
     Friends Project, Ser A,
     RB (A) (B) (C)
     3.200%, 09/10/98                  1,550         1,550
   Clarion County, Industrial
     Development Authority, Meritcare
     Project, Ser A, RB (A) (B) (C)
     3.350%, 09/10/98                    700           700
   Dauphin County, General Hospital
     Authority, Allhealth Pooled
     Finance Program, Ser B,
     RB (A) (B)
     3.350%, 09/10/98                  1,500         1,500
   Dauphin County, General Hospital
     Authority, Reading Hospital
     and Medical Center Project,
     Ser A , RB (A) (B)
     3.250%, 09/10/98                  1,600         1,600
   Delaware County, Industrial
     Development Authority,
     Henderson/Radnor Joint Venture
     Project, RB (A) (B) (C)
     3.450%, 09/10/98                  1,040         1,040

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998



PENNSYLVANIA TAX FREE PORTFOLIO--CONCLUDED
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Delaware County, Industrial
     Development Authority, Solid
     Waste, Scott Paper Project,
     Ser B, RB (A) (B)
     3.250%, 09/10/98                 $2,000       $ 2,000
   Easton, City School District
     Authority, GO (A) (B)
     3.300%, 09/10/98                  1,600         1,600
   Emmaus, General Authority,
     RB, FSA (A) (B)
     3.250%, 09/10/98                  1,000         1,000
   Erie County, Higher Educational
     Building Authority, Ser A, RB
     Pre-Refunded @ 102 (D)
     8.500%, 06/01/99                  1,000         1,053
   Erie County, Hospital Authority,
     Union City Memorial Hospital
     Project, RB (A) (B) (C)
     3.350%, 09/10/98                  1,400         1,400
   Geisinger Authority, Health
     Systems Authority, Ser B,
     RB Pre-Refunded @ 102 (D)
     7.375%, 09/10/98                    830           867
   Gettysburg Area, Industrial
     Development Authority, Brethren
     Home Community Project,
     Ser A, RB, MBIA
     3.850%, 06/01/99                    535           535
   Lancaster County, Higher Education
     Authority, Franklin & Marshall
     College Project, RB (A) (B) (C)
     3.350%, 09/10/98                    715           715
   Lebanon County, Health Facility
     Center Authority, United Church
     Christ Homes Project,
     RB (A) (B) (C)
     3.300%, 09/10/98                  1,500         1,500
   Lebanon County, Industrial
     Development Authority,
     Aluminum Company of America
     Project, Ser 92, RB (A) (B)
     3.350%, 09/10/98                  1,000         1,000
   Lebanon County, Industrial
     Development Authority,
     Aluminum Company of America
     Project, Ser 92, RB (A) (B) (C)
     3.350%, 09/10/98                  1,020         1,020
   Lebanon County, Redevelopment
     Authority, First Mortgage
     Cornwell Manor Project, Ser S,
     RB Pre-Refunded @ 102 (D) (A) (B)
     8.625%, 06/01/99                  1,000         1,055

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Lehigh County, Industrial
     Development Authority Pollution
     Control, Allegheny Electric
     Corporation Project, RB
     (A) (B) (C)
     3.550%, 09/01/98                 $  100        $  100
   Lehigh County, Water and Sewer
     Authority, Ser B, FGIC (A) (B) (C)
     3.150%, 09/10/98                    330           330
   Lehigh County, Water Authority,
     RB, FGIC (A) (B)
     3.150%, 09/10/98                    635           635
   Mercersburg Boro, Educational
     Facility Authority, Mercersburg
     College Project, RB (A) (B) (C)
     3.300%, 09/10/98                  1,000         1,000
   Montgomery County, Industrial
     Development Authority, IKEA
     Property Project, RB (A) (B)
     3.350%, 09/10/98                  2,400         2,400
   Moon Township, Industrial
     Development Authority,
     Executive Office Association
     Project, Ser 91-A, RB (A) (B) (C)
     3.350%, 09/10/98                    100           100
   Norristown, TRAN
     4.050%, 12/31/98                  1,250         1,250
   Northumerberland County, Merck
     Corporation, Atlas Development
     Association Project, RB (A) (B)
     3.450%, 09/10/98                  1,300         1,300
   Pennsylvania State, Higher
     Education Facilities Authority,
     Thomas Jefferson University,
     RB, MBIA
     5.800%, 08/15/99                    600           612
   Pennsylvania State, Public School
     Building Authority, Harrisburg
     Area Community College Project,
     Ser D, RB, MBIA
     6.100%, 04/01/99                    445           451
   Pennsylvania State University, RB
     Pre-Refunded @ 102 (D)
     6.750%, 07/01/99                  1,000         1,045
   Philadelphia, GO, FGIC
     11.500%, 08/01/99                   100           107
   Philadelphia, Housing Authority,
     Inglis Housing Project,
     RB (A) (B)
     3.550%, 09/01/98                  1,000         1,000
   Philadelphia, Industrial
     Development Authority, City Line
     Holiday Inn Project,
     Ser 96, RB (A) (B) (C)
     3.350%, 09/10/98                  1,500         1,500


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Philadelphia, Redevelopment
     Authority, Rivers Edge Project,
     RB (A) (B) (C)
     3.450%, 09/10/98                 $1,400       $ 1,400
   Radnor Township, GO
     3.700%, 10/01/98                    200           200
   Scranton-Lackawana, Health &
     Welfare Authority, University of
     Scranton Project, RB (A) (B) (C)
     3.903%, 09/10/98                    655           655
   Somerset County, Hospital
     Authority, Somerset Community
     Hospital Project, Ser A,
     RB (A) (B) (C)
     3.675%, 09/10/98                  1,300         1,300
   Union County, Hospital Authority
     Revenue, United Care Methodist
     Continuing Care Services Project,
     RB (A) (B) (C)
     3.350%, 09/10/98                  1,400         1,400
   Upper Moreland Township, School
     District, Ser A, GO, FSA
     3.600%, 12/01/98                    695           695
   West Allegheny, School
     District Authority, GO,
     Pre-Refunded @ 102 (D)
     6.600%, 02/01/99                    600           607
   Westmoreland County, Industrial
     Development Authority, Kinder
     Care Project, Ser D, RB (A) (B) (C)
     3.350%, 09/10/98                    755           755
   William Penn, School District
     Authority, TRAN
     3.940%, 06/30/99                  1,000         1,001
   Wissahickon, School District, GO
     4.500%, 05/15/99                  1,250         1,256
   York County, General Authority,
     Pooled Finance, RB (A) (B) (C)
     3.300%, 09/10/98                  1,925         1,925
                                                   -------
                                                    51,464
                                                   -------
Total Municipal Bonds
   (Cost $51,464)                                   51,464
                                                   -------
Total Investments -- 102.8%
   (Cost $51,464)                                   51,464
                                                   -------
Other Assets and Liabilities, Net -- (2.8%)         (1,396)
                                                   -------

------------------------------------------------------------

                                                 VALUE (000)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 50,085,240 outstanding shares of
   beneficial interest                            $ 50,085
Undistributed net investment income                      1
Accumulated net realized loss
   on investments                                      (18)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $ 50,068
                                                  ========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.00
                                                  ========

AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC     FINANCIAL GUARANTY INSURANCE CORPORATION
GO       GENERAL OBLIGATION
RB       REVENUE BOND
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1998.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT FROM
    A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS -- 102.6%
ALABAMA -- 2.2%
   Alabama State, Agricultural &
     Mechanical University Project,
     RB, MBIA
     5.000%, 11/01/04                 $1,700       $ 1,783
     5.000%, 11/01/07                  2,075         2,187
     5.000%, 11/01/08                  1,140         1,203
   Alabama State, Docks Department
     Docks Facility, RB, MBIA
     5.250%, 10/01/01                  1,000         1,041
     6.000%, 10/01/08                  1,000         1,137
   Alabama, Water Pollution Control
     Authority, Revolving Flood Line
     Ser A, RB, AMBAC
     4.750%, 08/15/08                  1,105         1,141
   Baldwin County, Eastern Shore
     Health Care Authority,
     RB, AMBAC
     5.000%, 04/01/06                  1,025         1,071
   State Private Colleges & Tuskegee
     University Project, Ser A, RB
     5.700%, 09/01/10                    825           895
     5.700%, 09/01/11                    870           941
                                                   -------
                                                    11,399
                                                   -------
ALASKA -- 0.8%
   Anchorage Electric Utility,
     RB, MBIA
     8.000%, 12/01/06                  1,775         2,221
     8.000%, 12/01/07                  1,310         1,667
                                                   -------
                                                     3,888
                                                   -------
ARIZONA -- 0.4%
   Tempe, GO
     8.000%, 07/01/01                    735           817
   Yuma County, Jail Revenue,
     RB, AMBAC
     6.000%, 07/01/03                  1,025         1,113
                                                   -------
                                                     1,930
                                                   -------
CALIFORNIA -- 17.8%
   Abag, Finance Authority for
     Nonprofit Corporations,
     Financial Authority Episcopal
     Homes Foundation Project, COP
     5.000%, 07/01/07                  1,000         1,026

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Anaheim, Public Financing
     Authority, Electric Systems
     Disaster Facility Project,
     RB, MBIA
     5.000%, 10/01/07                 $1,025       $ 1,090
   Anaheim, Public Finance Authority,
     Public Improvements Project,
     Ser C, RB, FSA
     6.000%, 09/01/13                  2,325         2,677
   Anaheim, Public Finance Authority,
     Utility Project, RB, MBIA
     Callable 04/01/03 @ 102
     5.400%, 10/01/08                  2,000         2,125
   Bakersfield, Convention Center
     Expansion Project, COP, MBIA
     5.200%, 04/01/05                  1,000         1,067
   California State, GO
     5.500%, 10/01/05                  2,000         2,182
     7.000%, 08/01/06                  1,525         1,815
     5.500%, 10/01/06                  2,000         2,190
   California State, Health Facilities
     Financial Authority, Kaiser
     Permanente Project,
     Ser A, RB, FSA
     5.000%, 06/01/06                  5,325         5,618
   California State, Health Facilities
     Financial Authority, Stanford
     Health Care Project, Ser B, RB
     5.000%, 11/15/05                  1,245         1,318
   California State, Housing Financial
     Agency, Single-Family Mortgage,
     Ser C, RB, FHA
     5.050%, 02/01/17                  2,735         2,776
   California State, Public Works Board
     Authority, Regents University
     Project, Ser A, RB
     5.250%, 12/01/07                  1,000         1,084
   California Statewide, Communities
     Development Authority, Irvine
     Apartment Communities Project,
     Ser A, RB (E)
     4.900%, 05/15/25                  4,300         4,364
   California State, GO
     6.600%, 02/01/09                  1,000         1,186
   California Statewide, Communities
     Development Authority,
     COP, MBIA
     5.250%, 04/01/06                  1,805         1,927
   California Statewide, Communities
     Development Authority, St. Joseph
     Health System, COP
     5.000%, 07/01/05                  2,765         2,886


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   California Statewide, Statewide
     Communities Development
     Authority, John Muir/Mount
     Diablo Health Project,
     COP, AMBAC (A) (E)
     3.200%, 09/01/98                 $1,000       $ 1,000
   Coachella Valley, California Water
     District No. 71, Flood Control
     Project, COP, AMBAC
     5.000%, 10/01/08                  1,100         1,166
   Compton, Civic Center &
     Capital Improvement,
     Ser A, COP
     5.000%, 09/01/00                  1,000         1,017
   Contra Costa County, Merrithew
     Memorial Hospital Project,
     COP, MBIA
     5.250%, 11/01/05                  2,000         2,147
   Education Facility Authority,
     University of San Francisco,
     RB, MBIA
     6.000%, 10/01/08                  1,000         1,141
   Elk Grove, Unified School District
     Special Tax, Community Facilities
     District No. 1, GO, AMBAC
     6.500%, 12/01/07                  1,000         1,179
   Health Facilities Finance Authority,
     Presbyterian Hospital Project,
     RB, MBIA
     5.250%, 05/01/06                  2,080         2,228
   Health Facilities Finance Authority,
     Sisters of Providence, RB
     5.500%, 10/01/05                  1,100         1,176
   Health Facilities Finance Authority,
     Summit Medical Center, Ser A,
     RB, FSA
     5.250%, 05/01/04                  1,500         1,594
   Housing Finance Agency, Ser A,
     RB, MBIA
     5.300%, 08/01/14                    340           344
   Housing Finance Agency, Ser G, RB,
     Callable 08/01/04 @ 102
     7.250%, 08/01/17                  1,250         1,375
   Irvine Special Assessment,
     District 89-10, GO (A) (E)
     3.150%, 09/01/98                     95            95
   Los Angeles County, Capital Asset
     Leasing Corporation,
     RB, AMBAC
     6.000%, 12/01/06                  1,000         1,131

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Los Angeles County, Community
     Redevelopment Agency, Central
     Business District Project I, TA
     4.700%, 11/15/03                 $  500        $  500
   Los Angeles County, Public Works
     Financing Authority, Regional Park
     & Open Space District, Ser A, RB,
     5.000%, 10/01/00                  1,900         1,952
   Los Angeles County, Public Works
     Financing Authority, Ser A,
     RB, MBIA
     5.125%, 09/01/08                  1,380         1,477
   Los Angeles, Department of Water
     & Power Electric Plant, RB
     9.000%, 10/15/02                  2,000         2,382
   Los Angeles, Unified School
     District, Multiple Property
     Project, Ser A, COP, FSA
     5.100%, 10/01/06                  1,050         1,117
   Los Angeles, Unified School
     District, Ser A, GO, FGIC
     6.000%, 07/01/12                  1,880         2,160
   Los Angeles, Community
     Redevelopment Agency, Central
     Business District Project, TA
     5.000%, 11/15/00                    500           510
   Mojave Water Agency, GO, FGIC
     Callable 09/01/06 @ 102
     5.600%, 09/01/12                  1,000         1,085
   Oakland, Health Facilities Authority,
     Childrens Hospital Project,
     Ser A, RB
     5.000%, 07/01/01                  1,175         1,212
   Orange County, Local
     Transportation Authority,
     First Ser-Measure M, RB
     5.400%, 02/15/00                  1,000         1,024
   Orange County, Ser A, COP, MBIA
     Callable 07/01/06 @ 102
     5.800%, 07/01/16                  1,000         1,084
   Orville Hospital, Ser A , RB
     5.500%, 12/01/06                  1,000         1,079
   Oxnard, Unified School District,
     GO, MBIA
     5.375%, 08/01/09                  1,080         1,174
   Pomona, Unified School District,
     Ser A, GO, MBIA
     5.600%, 08/01/07                  1,040         1,150

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CONTINUED

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Public Works, State University
     Project, Ser A, RB
     5.500%, 10/01/07                 $2,000       $ 2,185
   Rancho Mirage, Joint Powers
     Finance Authority, Eisenhower
     Medical Center Project, Ser A, COP,
     MBIA Callable 07/01/07 @ 102
     5.125%, 07/01/09                  2,150         2,274
   Riverside, Riverside Electric,
     RB, AMBAC
     5.000%, 10/01/05                  1,000         1,060
   San Bernardo County, Medical
     Center Financing Project,
     COP, MBIA
     5.000%, 08/01/03                  1,500         1,571
   Santa Ana, Financing Authority,
     South Harbor Boulevard Project,
     Ser A, RB, MBIA
     5.000%, 09/01/04                  1,080         1,137
   Stanislaus, Waste to Energy Finance
     Authority, Ogden Martin Systems
     Project, RB
     Callable 01/01/00 @ 102
     7.625%, 01/01/10                  3,880         4,103
   State Educational Facilities,
     University of Southern California,
     Ser A, RB
     5.600%, 10/01/05                  1,140         1,247
   State, GO Callable 06/01/06 @ 101
     5.250%, 06/01/12                  2,645         2,761
   Statewide Communities
     Development Authority,
     San Gabriel Valley, Ser A, RB, COP
     6.000%, 09/01/06                  1,000         1,102
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, TA, MBIA
     5.000%, 09/01/08                  2,980         3,084
   University of California, Board of
     Regents, Ser B, RB
     6.500%, 09/01/02                  1,995         2,175
                                                   -------
                                                    91,529
                                                   -------
COLORADO -- 4.4%
   Colorado, Housing Finance Agency,
     Single-Family Housing
     Project, Ser A, RB
     6.500%, 11/01/29                  1,000         1,119
   Colorado , Housing Finance
     Authority, RB, Ser A-3, RB
     Callable 05/01/08 @ 105
     6.500%, 05/01/16                  1,000         1,110

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Colorado, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB
     4.800%, 11/01/16                 $1,400       $ 1,410
     6.750%, 05/01/17                  1,000         1,124
   Colorado State, Health Facilities
     Authority, Catholic Health
     Initiatives Project, Ser A, RB
     5.500%, 12/01/06                  1,000         1,075
     5.500%, 12/01/07                  1,000         1,079
   Colorado State, Housing Financial
     Authority, Single-Family Housing
     Project, Ser A-3, RB
     Callable 05/01/07 @ 105
     7.000%, 11/01/16                  1,750         1,984
   Colorado State, Housing Financial
     Authority, Single-Family Housing
     Project, Ser B-3, RB
     Callable 05/01/08 @ 105
     6.550%, 05/01/25                  2,000         2,212
   Colorado State, Housing Financial
     Authority, Single-Family
     Project, Ser A-3, RB
     Callable 05/01/03 @ 102
     4.600%, 11/01/16                  1,350         1,365
   Health Facilities Authority, Rocky
     Mountain Adventist, RB
     6.250%, 02/01/04                  1,700         1,802
   Highlands Ranch, Metropolitan
     District No. 3, Ser B, GO (E)
     5.000%, 12/01/06                  1,345         1,395
   Larimer County, Courthouse and
     Jail Facilities Project, COP, FSA
     5.000%, 12/15/07                  3,455         3,628
   Larimar County, School
     District No. R 1, GO (E)
     5.500%, 12/15/06                  1,285         1,402
   Obligation Board Authority, Student
     Loan Project, Ser L, RB
     6.100%, 09/01/02                  1,790         1,879
                                                   -------
                                                    22,584
                                                   -------
CONNECTICUT -- 0.3%
   Mashantucket, Western Pequot Tribe
     Project, Ser A, RB (D) (E)
     6.250%, 09/01/03                    490           537
   Mashantucket, Western Pequot Tribe
     Project, Ser A, RB
     6.250%, 09/01/03                    510           554
   State Development Authority,
     Pollution Control, Frito-Lay/
     Pepsi Project, RB
     6.375%, 07/01/04                    560           568
                                                   -------
                                                     1,659
                                                   -------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.5%
   District of Columbia, Hospital
     Revenue, Washington Hospital
     Center, RB, MBIA
     Callable 08/05/02 @ 102
     7.000%, 08/15/05                 $1,500       $ 1,667
   District of Columbia, Ser A, GO
     5.125%, 06/01/99                  1,000         1,006
                                                   -------
                                                     2,673
                                                   -------
FLORIDA -- 2.6%
   Dade County, Ser CC,
     GO, AMBAC
     6.900%, 10/01/04                  1,125         1,299
     6.900%, 10/01/05                  1,025         1,203
     7.125%, 10/01/08                  1,470         1,830
   Dade County, Ser DD,
     GO, AMBAC
     7.600%, 10/01/05                  1,070         1,301
   Florida Housing Finance Authority,
     Capital Appreciation, Single-
     Family Mortgage, RB
     Callable 01/15/10 @ 45.469
     0.000%, 07/15/16                  1,185           163
   Hillsborough County, Utility
     Authority, RB, MBIA (D)
     9.750%, 12/01/03                  1,425         1,705
   Palm Beach County, Solid Waste
     Authority, Ser A, RB,
     AMBAC
     6.000%, 10/01/08                  3,300         3,766
   Tampa, Health Systems Authority,
     Catholic Health Project,
     Ser A-2, RB
     5.500%, 11/15/08                  1,000         1,011
   Tampa, Health Systems Authority,
     Catholic Health Project,
     Ser A-3, RB
     5.500%, 11/15/05                  1,230         1,333
                                                   -------
                                                    13,611
                                                   -------
GEORGIA -- 1.4%
   Cobb County & Marietta, Water
     Authority, RB
     5.000%, 11/01/04                  1,075         1,075
   College Park, Business & Industrial
     Development Authority, Civic
     Center Project, Ser A, RB, FSA
     5.800%, 09/01/05                  1,165         1,277

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   College Park, Business & Industrial
     Development Authority, Civic
     Center Project, Ser A, RB, FSA
     5.200%, 09/01/04                 $1,105       $ 1,170
   Gwinnett County, School District
     Authority, GO Callable
     02/01/01 @ 102
     9.500%, 02/01/02                  1,000         1,146
   Hall County, School
     District, GO
     5.000%, 11/01/00                  1,230         1,262
     5.000%, 11/01/01                  1,180         1,221
                                                   -------
                                                     7,151
                                                   -------
GUAM -- 0.2%
   Guam, Government Limited
     Obligation, Infrastructure
     Improvement, Ser A,
     GO, AMBAC
     5.250%, 11/01/03                  1,000         1,064
                                                   -------
HAWAII -- 1.0%
   Hawaii State, Housing Finance &
     Development, Single-Family
     Housing Project, Ser B, RB, FNMA (F)
     Callable 07/01/01 @ 102
     6.900%, 07/01/16                  3,040         3,264
   Hawaii State, Ser CM, GO, FGIC
     5.500%, 12/01/03                  1,835         1,959
                                                   -------
                                                     5,223
                                                   -------
IDAHO -- 0.2%
   Idaho State, Health Facilities
     Authority, Holy Cross Health
     Systems Project, RB, MBIA
     5.000%, 12/01/06                  1,050         1,104
   Power County, Pollution Control
     Revenue, FMC Corporation
     Project, RB (A)
     3.300%, 09/01/98                    100           100
                                                   -------
                                                     1,204
                                                   -------
ILLINOIS -- 3.9%
   Cook County, GO, MBIA
     7.250%, 11/01/07                  2,000         2,432
   Development Finance Authority,
     Community Rehab Providers,
     Ser A, RB
     5.600%, 07/01/05                  2,235         2,322
   Health Facility Authority,
     RB, MBIA
     7.900%, 08/15/03                    400           405

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Hospital Facilities, Metropolitan
     Pier & State Exposition Authority,
     McCormick Plaza Convention, RB
     6.250%, 07/01/17                 $  450        $  490
   Housing Development Authority,
     Ser A, RB Callable
     02/01/06 @ 102
     5.650%, 02/01/16                    630           640
   Illinois State, Educational Facility
     Authority, Northwestern
     University Project, RB
     Callable 11/01/12 @ 100
     5.150%, 11/01/12                  2,000         2,077
   Illinois State, Health Facilities
     Authority, Centegra Health
     Systems Project, RB
     5.500%, 09/01/06                  2,375         2,491
   Illinois State, Health Facilities
     Authority, Edgewater Medical
     Center Project, Ser A, RB (E)
     4.700%, 07/01/31                  3,995         3,995
   Kane & DeKalb County, Unified
     School District No. 301,
     GO, AMBAC
     6.300%, 12/01/04                  2,640         2,953
   McClean County, Public Building
     Commission, Lease Receipts,
     Law & Justice Center, GO
     7.300%, 11/01/02                  1,280         1,442
   State, GO Callable 08/01/99 @ 102
     6.375%, 08/01/00                  1,000         1,043
                                                   -------
                                                    20,290
                                                   -------
INDIANA -- 0.3%
   Health Facilities Finance Authority,
     Sisters of Saint Francis
     Health Systems, RB
     Pre-Refunded @ 100 (C)
     7.100%, 09/01/03                  1,555         1,656
   Rockport, Pollution Control Revenue,
     AEP Generating Company,
     Project B, RB (A)
     3.300%, 09/01/98                    100           100
                                                   -------
                                                     1,756
                                                   -------
IOWA -- 0.6%
   Cedar Rapids, GO
     5.000%, 06/01/05                  2,090         2,205
   Eddyville Pollution Control,
     Cargill Inc. Project, RB
     5.400%, 10/01/06                  1,000         1,082
                                                   -------
                                                     3,287
                                                   -------

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
KANSAS -- 1.5%
   Johnson County, Unified School
     District No. 232, GO, FSA
     5.000%, 03/01/05                 $1,000       $ 1,052
     5.000%, 09/01/06                  1,000         1,055
   Johnson County, Unified School
     District No. 233, GO, FGIC
     5.250%, 09/01/05                  2,585         2,766
   Kansas State, Turnpike Authority,
     RB, AMBAC
     5.500%, 09/01/06                  1,500         1,627
   Shawnee County, Ser A, GO
     5.250%, 09/01/09                  1,000         1,076
                                                   -------
                                                     7,576
                                                   -------
KENTUCKY -- 1.3%
   Kentucky, Infrastructure Authority,
     Revolving Funding, Ser L, RB
     5.500%, 06/01/07                  1,000         1,085
   Kentucky State, Economic
     Development Financial Authority,
     Ashland Hospital Corporation
     Project, RB
     5.250%, 02/01/07                  2,155         2,279
   Kentucky State, Property and
     Buildings Commission, RB
     6.000%, 09/01/08                  2,500         2,834
   State Turnpike Authority, Toll Road
     Project, Ser A, RB
     8.500%, 07/01/04                    410           412
                                                   -------
                                                     6,610
                                                   -------
LOUISIANA -- 0.7%
   Housing Finance Agency, Single-
     Family Housing Project,
     RB, MBIA
     5.125%, 12/01/10                  1,320         1,346
   Jefferson Parish, Drain Sales Tax,
     RB, AMBAC
     5.000%, 11/01/09                  1,300         1,370
   Louisiana State, Housing Financial
     Authority, Single-Family Housing
     Project, RB, GNMA/FNMA (F)
     Callable 12/01/07 @ 104
     6.650%, 06/01/15                  1,000         1,112
                                                    ------
                                                     3,828
                                                    ------
MAINE -- 1.1%
   Maine, Health & Higher Educational
     Facility Authority, RB
     5.250%, 07/01/07                  2,270         2,418


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Maine State, Financial Authority
     Electric Rate Stabilization
     Project, Ser A, RB, FSA
     5.000%, 07/01/05                 $1,220       $ 1,281
     5.000%, 07/01/07                  1,975         2,074
                                                   -------
                                                     5,773
                                                   -------
MARYLAND -- 1.6%
   Federick County, Ser B, GO
     Pre-Refunded @ 102 (C)
     6.300%, 07/01/02                  1,000         1,103
   Howard County, Public
     Improvement, Ser A, GO
     5.000%, 02/15/07                  2,000         2,123
   Maryland State, Health & Higher
     Education Facility Authority, RB
     4.600%, 11/01/26                  2,000         2,040
   Maryland State, Health and Higher
     Education Facility Authority,
     John Hopkins University
     Project, RB
     5.500%, 07/01/02                  1,815         1,906
   University of Maryland, System
     Auxiliary Facility and Tuition,
     Ser A, RB
     5.000%, 04/01/05                  1,000         1,044
                                                   -------
                                                     8,216
                                                   -------
MASSACHUSETTS -- 4.2%
   Industrial Financing Agency, RB
     Mandatory Put 05/01/02 @ 100 (B)
     5.000%, 05/01/26                  1,350         1,384
   Lowell, GO, FSA
     Callable 02/15/01 @ 103
     8.300%, 02/15/05                  1,855         2,085
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System, Ser A, RB
     5.300%, 03/01/05                  1,000         1,066
     7.000%, 03/01/07                  3,000         3,578
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System, Ser A, RB (E)
     5.500%, 03/01/09                  1,230         1,342
   Massachusetts, Municipal Wholesale
     Electric Power Supply Systems,
     Ser B, RB Pre-Refunded @ 102 (C)
     6.750%, 07/01/02                  1,000         1,119
   Massachusetts State, Grant
     Anticipation Notes, Ser A, RB
     5.000%, 12/15/05                  1,270         1,335

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Massachusetts State, Health and
     Educational Facilities Authority,
     Southcoast Health Systems
     Project, Ser A, RB, MBIA
     5.500%, 07/01/07                 $1,385       $ 1,489
   Massachusetts State, Housing
     Finance Agency, Residential
     Development, RB
     Callable 05/15/02 @ 102
     6.875%, 11/15/11                  1,935         2,121
   Springfield, GO, AMBAC
     6.375%, 08/01/04                  1,000         1,121
   State Health & Education Facilities
     Authority, Faulkner Hospital,
     Ser C, RB
     5.500%, 07/01/01                  1,325         1,371
   State Health & Education Facility
     Agency, Lowell General Hospital,
     Ser B, RB, FSA
     Callable 06/01/07 @ 102
     5.250%, 06/01/11                  1,585         1,656
   State Housing Finance Agency,
     Single-Family Housing Project,
     Ser 14, RB, FSA
     Callable 06/01/00 @ 102
     7.600%, 12/01/14                    980         1,035
   State Water Resource Authority,
     Ser B, RB
     5.250%, 03/01/13                  1,000         1,030
                                                   -------
                                                    21,732
                                                   -------
MICHIGAN -- 3.0%
   Battle Creek, Downtown
     Development Authority, RB
     Pre-Refunded @ 102 (C)
     7.300%, 05/01/04                  1,195         1,406
   Greater Detroit, Resource Recovery
     Authority, Ser A, RB, AMBAC
     5.500%, 12/13/03                  1,525         1,624
   Jackson County, Hospital Finance
     Authority, Foote Memorial
     Hospital, Ser A, RB, AMBAC
     5.000%, 06/01/06                  1,970         2,051
   Kent, Hospital Finance Authority,
     Blodgett Memorial Medical
     Center, Ser A, RB
     7.000%, 07/01/01                  1,000         1,048
   Kent, Hospital Finance Authority,
     Spectrun Health Project, Ser A, RB
     5.250%, 01/15/07                  1,975         2,089
   Michigan State, Hospital Finance
     Authority, Hospital Charity
     Project, Ser D, RB Mandatory
     Put 11/01/04 @ 100 (B)
     4.800%, 11/01/17                  4,225         4,310

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Michigan State, Housing
     Development Authority,
     Ser A, RB Callable
     06/01/02 @ 102 (E)
     6.800%, 12/01/12                 $1,000       $ 1,069
   State Building Authority, Ser I, RB,
     AMBAC
     5.500%, 10/01/05                  1,500         1,622
   State Housing Development
     Authority, RB
     0.000%, 04/01/15                  2,550           363
                                                   -------
                                                    15,582
                                                   -------
MINNESOTA -- 0.4%
   Maplewood, Health Care Facilities,
     Health East Project, RB
     Callable 11/15/01 @ 102
     5.700%, 11/15/02                  1,740         1,825
                                                   -------
MISSISSIPPI -- 0.8%
   Mississippi Home Corporation,
     Single-Family Home Project,
     Ser D, RB (A) (E)
     5.178%, 07/01/12                  1,450         1,647
   Mississippi State, Hospital
     Equipment & Facility Authority,
     Rush Medical Foundation
     Project, RB (E)
     5.400%, 01/01/07                  1,630         1,707
   Mississippi State, Single-Family
     Housing Authority, Ser A, RB,
     GNMA/FNMA (F)
     5.125%, 12/01/17                    905           923
                                                   -------
                                                     4,277
                                                   -------
MISSOURI -- 0.5%
   University, Health Facility,
     University Missouri Health
     Systems Project, Ser A, RB,
     AMBAC
     5.000%, 11/01/07                  2,305         2,420
                                                   -------
NEBRASKA -- 0.4%
   Nebraska State, Public Power District
     Authority, Ser B, RB, MBIA
     5.250%, 01/01/08                  2,070         2,215
                                                   -------
NEW JERSEY -- 1.8%
   Camden County, Improvements
     Authority, Cooper Health Care
     Redevelopment Project, RB
     5.500%, 02/15/02                  1,000         1,033

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Hudson County, Improvement
     Authority, Hudson County
     Lease Project, RB, FGIC (E)
     5.000%, 10/01/04                 $2,150       $ 2,247
   Jersey City, State Operated School
     Districts, COP, MBIA
     5.000%, 06/01/02                  3,925         4,057
   New Jersey, Economic Development
     Authority, United Water NJ Inc.
     Project, Ser B, RB, AMBAC (A)
     3.050%, 09/01/98                  1,000         1,000
   New Jersey State, Housing and
     Mortgage Finance Home Buyer,
     Ser C, RB, MBIA
     Callable 10/01/99 @ 102
     7.375%, 10/01/17                  1,000         1,044
                                                   -------
                                                     9,381
                                                   -------
NEW MEXICO -- 0.5%
   Farmington, Hospital,
     San Juan Regional Medical
     Center, Ser A, RB, AMBAC
     5.000%, 06/01/05                  1,110         1,154
   Mortgage Finance Authority, Single
     Family Mortgage, Ser A-1, RB
     Callable 07/01/02 @ 102 (E)
     6.850%, 07/01/10                    870           930
   Santa Fe, Saint Vincent's Hospital
     Project, RB, FGIC
     Pre-Refunded @ 100 (C)
     7.500%, 07/01/02                    655           722
                                                   -------
                                                     2,806
                                                   -------
NEW YORK -- 15.3%
   Long Island, Power Authority,
     Electric Systems Project,
     Sub Series 6, RB (A)
     3.300%, 09/01/98                  5,300         5,300
   Metropolitan Transportation
     Authority, Commuter Facilities
     Project, Ser A, RB
     5.000%, 07/01/06                  2,000         2,078
   Metropolitan Transportation
     Authority, Commuter Facilities
     Project, Ser O, RB
     5.750%, 07/01/06                  4,150         4,513
   Municipal Assistance Corporation,
     City of New York, Ser G, RB
     6.000%, 07/01/07                  1,500         1,695
   Municipal Assistance Corporation,
     City of New York, Ser H, RB
     6.250%, 07/01/07                  2,300         2,642


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Municipal Assistance Corporation,
     City of New York, Ser I, RB
     6.250%, 07/01/06                 $3,925       $ 4,465
   Municipal Assistance Corporation,
     City of New York, Ser M, RB
     5.250%, 07/01/05                  5,000         5,350
   New York City,
     Sub Series E5, GO (A) (E)
     3.300%, 09/01/98                  2,100         2,100
   New York State, Dormitory
     Authority, Bronx & Lebanon
     Hospital Center Project,
     Ser E, RB
     5.125%, 02/15/06                  3,650         3,773
   New York State, Dormitory
     Authority, Hospital and
     Nursing Home Project,
     Ser A, RB, AMBAC
     5.000%, 08/15/06                  1,315         1,374
   New York State, Dormitory
     Authority, Mental Health
     Services Project, Ser B, RB
     5.000%, 02/15/06                  1,000         1,038
   New York State, Dormitory
     Authority, Mental Health
     Services Project, Ser C, RB
     Callable 02/15/08 @ 102
     5.375%, 08/15/08                  1,150         1,223
   New York State, Dormitory
     Authority, New York & Presbyterian
     Hospital Project, RB, AMBAC
     5.500%, 08/01/08                  1,510         1,646
   New York State, Dormitory
     Authority, North Shore
     University Hospital Authority
     Project, RB, MBIA
     5.000%, 11/01/08                  1,250         1,311
   New York State, Ser F, GO
     5.000%, 09/15/04                  1,900         1,993
   New York State, Dormitory
     Authority, Sound Shore
     Project, RB, MBIA FHA
     4.350%, 02/01/08                  5,000         5,000
   New York State, Dormitory
     Authority, Staten Island
     University Hospital Project,
     RB, AMBAC
     5.250%, 07/01/06                  2,695         2,867
     5.250%, 07/01/07                  1,200         1,281
     4.400%, 08/01/13                  2,070         2,132
   New York, Sub Series E4, GO (A)
     3.300%, 09/01/98                    400           400

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   New York, Ser A, GO, FGIC
     5.250%, 08/01/08                 $3,300    $    3,531
   New York, Ser B, GO, MBIA
     5.600%, 08/15/06                  4,150         4,518
   New York, Ser I, GO, AMBAC
     5.750%, 03/15/07                  1,000         1,101
   New York, Sub Series E6, GO
     FGIC (A)
     3.300%, 09/01/98                    900           900
   State Dormitory Authority,
     Department of Health, RB
     5.500%, 07/01/03                  1,000         1,060
   State Dormitory Authority,
     Mental Hospital, Ser E, RB,
     AMBAC
     6.000%, 08/15/05                  2,000         2,210
   State Dormitory Authority, Beth
     Israel Medical Center, Ser A,
     RB, MBIA
     5.000%, 11/01/07                  1,065         1,118
   State Dormitory Authority, State
     University Educational
     Facility, Ser A, RB
     5.500%, 05/15/09                  4,400         4,747
   State Medical Care Facility Finance
     Agency, Adult Day Care,
     Ser C, RB
     5.350%, 11/15/05                    805           856
   State Medical Care Facility Finance
     Agency, Ser C, RB, FHA
     5.200%, 08/15/05                    375           394
   State Medical Care Facility Finance
     Agency, St. Lukes, Ser A, RB
     Callable 08/15/03 @ 102 FHA
     5.600%, 08/15/13                  1,975         2,076
   State Urban Development
     Corporation, Center for
     Individual Innovation Project, RB
     6.250%, 01/01/09                  1,325         1,502
   State Urban Development
     Corporation, Correctional
     Facilities, Ser G, RB
     Pre-Refunded @ 102(C)
     7.100%, 01/01/00                  2,500         2,656
                                                   -------
                                                    78,850
                                                   -------
NORTH CAROLINA -- 1.4%
   Charlotte, GO
     5.250%, 02/01/04                  1,830         1,944
   Eastern Municipal Power Agency,
     Ser A, RB, MBIA
     5.500%, 01/01/04                  1,000         1,059

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   North Carolina, Medical Care
     Community Hospital, Bond
     Pitt County Memorial Hospital,
     Ser A, RB
     5.000%, 12/01/06                 $4,100       $ 4,268
                                                   -------
                                                     7,271
                                                   -------
OHIO -- 5.3%
   Cincinnati, City School District,
     Ser C, TRAN, AMBAC
     5.000%, 12/01/01                  1,000         1,036
   Columbus, Ser B, GO
     5.250%, 05/15/07                  3,000         3,240
   Dayton, Special Facilities, Air
     Freight Project, RB
     6.050%, 10/01/09                  1,000         1,081
   Lucas County, GO
     5.300%, 12/01/05                  2,100         2,242
   Ohio State, Building Authority,
     Adult Correctional Building
     Project, Ser A, RB
     5.500%, 04/01/07                  4,345         4,714
   Ohio State, Building Authority,
     Das Data Center Project,
     Ser A, RB
     5.125%, 10/01/02                  1,055         1,099
   Ohio State, Building Authority,
     State Administration Building
     Project, Ser A, RB
     5.125%, 10/01/07                  2,305         2,446
   Ohio State, Building Authority,
     State Correctional Facility,
     Ser A, RB
     5.125%, 10/01/01                  2,110         2,184
   Ohio State, Highway Capital
     Improvements Project, Ser B, GO
     4.250%, 05/01/99                  1,950         1,960
   State Building Authority,
     Administration Building Fund,
     Ser A, RB
     5.500%, 10/01/07                  1,700         1,851
   State Building Authority,
     Correctional Facilities, Ser A, RB
     5.000%, 10/01/03                  2,000         2,088
   State Elementary & Secondary
     Education Facility, RB
     5.100%, 12/01/05                  1,790         1,904
   Strongsville, City School District,
     GO, MBIA
     5.300%, 12/01/10                  1,050         1,135
                                                   -------
                                                    26,980
                                                   -------

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
OKLAHOMA -- 2.3%
   Central Oklahoma Transportation
     & Parking Authority,
     Ser 1973, RB (D)
     6.000%, 07/01/03                 $  130        $  137
   McAlester Public Works Authority,
     RB, FSA
     8.100%, 12/01/08                    875         1,147
   Oklahoma State, Capital
     Improvements Authority,
     Highway Capital Improvements
     Project, RB, MBIA
     5.000%, 06/01/06                  5,260         5,569
   Oklahoma State, Turnpike
     Authority, Turnpike Project,
     Ser A, RB, FGIC
     5.500%, 01/01/07                  2,000         2,188
   State Industrial Development
     Authority, Integris Health,
     RB, AMBAC
     5.250%, 08/15/06                  1,255         1,343
   Tulsa, Industrial Development
     Authority, St. Johns Medical
     Center, RB (D)
     6.875%, 01/01/02                    340           357
   Tulsa Port, Industrial Development
     Authority, Cargill Inc. Project, RB
     5.350%, 09/01/06                  1,000         1,076
                                                   -------
                                                    11,817
                                                   -------
OREGON -- 0.4%
   Cow Creek Band, Umpqua Tribe of
     Indians, Ser B, RB, AMBAC
     Callable 07/01/03 @ 103
     5.100%, 07/01/12                  2,000         2,013
                                                   -------
PENNSYLVANIA -- 4.1%
   Allegheny County, Hospital
     Development Authority, UPMC
     Health System Project, RB, MBIA
     5.000%, 11/01/06                  2,145         2,250
   Allegheny County, University
     Pennsylvania Medical Center
     Project, Ser B, RB, MBIA
     5.250%, 07/01/07                  1,760         1,870
   Delaware County, Health Systems
     Authority, Catholic Health East
     Project, Ser A, RB, AMBAC
     5.500%, 11/15/07                  1,635         1,772
   Easton Joint School
     Authority, RB (D)
     5.350%, 04/15/02                    150           153
   Erie County, Ser A, GO, FGIC
     6.600%, 09/01/05                  1,000         1,078


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Lehigh County, General Purpose
     Authority, Kidspeace Obligation
     Group Project, RB
     Callable 11/01/08 @ 102 (E)
     5.700%, 11/01/09                $ 1,000       $ 1,089
   Lehigh County, General Purpose
     Authority, Lehigh Valley Hospital
     Project, Ser A, RB, AMBAC (A)
     3.250%, 09/01/98                    900           900
   Montgomery County, Higher
     Education & Health Authority,
     Abington Memorial Hospital
     Project, Ser A, RB, AMBAC
     5.000%, 06/01/08                  1,000         1,041
   Newcastle Hospital Authority,
     Jameson Memorial Hospital,
     RB, MBIA
     5.500%, 07/01/08                  1,605         1,735
   Pennsylvania, Housing Financial
     Authority, Single-Family Mortgage
     Project, Ser 34A, RB, FHA
      Callable 04/01/02 @ 102
     6.850%, 04/01/16                  1,000         1,065
   Pittsburgh, Water & Sewer Authority,
     Ser A, RB Pre-Refunded @ 100,
     FGIC (C)
     6.000%, 09/01/01                  2,000         2,123
   Scranton-Lackawanna, Health &
     Welfare Authority, Hospital
     Community Medical Center
     Project, RB, MBIA
     5.500%, 07/01/07                  2,585         2,795
   State Higher Education Facility
     Authority, Allegheny/Delaware
     Valley, Ser A, RB, MBIA
     5.500%, 11/15/08                  1,500         1,560
   State Industrial Development
     Authority, RB, AMBAC
     7.000%, 07/01/07                  1,000         1,190
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (D)
     9.125%, 07/01/10                    390           466
                                                   -------
                                                    21,087
                                                   -------
PUERTO RICO -- 0.2%
   Municipal Finance Agency,
     Ser A, RB, FSA
     6.000%, 07/01/05                  1,000         1,111
                                                   -------

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
RHODE ISLAND -- 0.5%
   Rhode Island, Housing & Mortgage
     Financial Corporation,
     Homeownership Opportunity
     Project, Ser 25A, RB
     Callable 10/01/07 @ 101.5
     4.950%, 10/01/16                 $2,750       $ 2,808
                                                   -------
SOUTH CAROLINA -- 0.8%
   Jobs Economic Development
     Authority, St. Francis Hospital,
     RB (A) (E)
     3.375%, 09/01/98                  1,760         1,760
   Public Service Authority, Ser B,
     RB Callable 07/01/01 @ 102
     6.700%, 07/01/02                  1,220         1,330
   Spartanburg County, School
     District No. 5, COP, MBIA
     5.400%, 07/01/08                  1,000         1,078
                                                   -------
                                                     4,168
                                                   -------
SOUTH DAKOTA -- 0.4%
   Health & Educational Facilities
     Authority, RB, MBIA
     6.000%, 07/01/08                  1,025         1,156
   Housing Development Authority,
     Homeownership Mortgage,
     Ser A, RB
     5.500%, 05/01/10                    920           952
                                                   -------
                                                     2,108
                                                   -------
TENNESSEE -- 1.8%
   Chattanooga, Health Educational
     & Housing Facilities Board,
     Catholic Health Initiatives
     Project, Ser A, RB
     5.000%, 12/01/00                  1,070         1,095
     5.000%, 12/01/01                  1,000         1,031
   Hendersonville, Industrial
     Development Authority,
     Ashford 83 Association
     Project, RB
     5.950%, 12/15/08                  1,430         1,537
   Metropolitan Government Nashville
     and Davidson County, Health &
     Education Facilities Board,
     Baptist Hospital Inc. Project,
     Ser A, RB, MBIA
     5.500%, 11/01/07                  2,000         2,175

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CONTINUED

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Metropolitan Government Nashville
     and Davidson County, Health &
     Education Facilities Board,
     Vanderbilt University Project,
     Ser A, RB
     5.500%, 05/01/06                 $  500        $  538
     6.000%, 05/01/07                  1,200         1,340
   Metropolitan Nashville, Airport
     Special Facilities, American
     Airlines Project, Ser B, RB (A) (E)
     3.375%, 09/01/98                    300           300
   Tennessee, Housing Development
     Agency, Homeownership
     Program, RB
     5.800%, 07/01/00                  1,020         1,048
                                                    ------
                                                     9,064
                                                    ------
TEXAS -- 8.0%
   Austin, Independent School
     District, GO (D)
     9.000%, 07/01/99                    645           674
   Austin, Utility Systems Authority,
     Combination Project,
     Ser A, RB, FSA
     5.750%, 11/15/03                  3,295         3,563
   Austin, Utility Systems, Ser B, RB
     Callable 11/15/98 @ 102
     7.250%, 11/15/03                  1,175         1,206
     7.750%, 11/15/08                    600           617
   Brazos, River Authority, Houston
     Industries Project, Ser C, RB
     Callable 05/01/08 @ 102
     5.125%, 05/01/19                  1,500         1,506
   Cedar Hill, Independent School
     District, RB (E)
     6.450%, 08/15/03                  2,225         2,470
   Deer Park, Independent School
     District, GO (E)
     6.000%, 02/15/06                  1,500         1,673
     5.875%, 02/15/08                  1,500         1,676
   Department of Housing &
     Community Affairs, Single-
     Family, Ser B-CL2, RB
     Callable 09/01/06 @ 102
     5.550%, 09/01/11                  4,170         4,316
   Donna, Independent School
     District, GO (E)
     5.250%, 02/15/05                  1,135         1,206
     5.500%, 02/15/06                  1,180         1,279

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Fort Worth, Water and Sewer
     Improvement, RB
     5.500%, 02/15/06                 $1,080       $ 1,164
   Grapevine, Industrial Development
     Authority, American Airlines
     Project, Ser A2, RB (A) (E)
     3.375%, 09/01/98                    500           500
   Harris County, GO
    10.000%, 10/01/00                  1,850         2,077
     7.000%, 10/01/01                  2,000         2,180
   Harris County, Health Facilities
     Development Authority, Memorial
     Hospital Systems Project,
     Ser A, RB
     6.000%, 06/01/09                  1,825         2,065
   Houston, Housing Finance
     Corporation, Single-Family
     Mortgage, Ser B-1, RB
     Callable 12/01/06 @ 102
     8.000%, 06/01/14                  1,000         1,105
   La Porte, Independent School
     District, GO (E)
     6.000%, 02/15/03                  1,000         1,081
   Lone Star, Airport Authority,
     Ser A, RB (A) (E)
     3.375%, 09/01/98                    430           430
   Lone Star, Airport Improvement
     Authority, RB (A)
     3.375%, 09/01/98                    900           900
   Lone Star, Airport Improvement
     Authority, RB (A) (E)
     3.375%, 09/01/98                    400           400
   Lone Star, Airport Improvement
     Authority, Ser A1,
     RB (A) (C)
     3.375%, 09/01/98                    300           300
   Mission, Independent School
     District, GO (E)
     6.500%, 02/15/03                  1,215         1,338
   North Central, Health Facility
     Development Corporation,
     Presbyterian Medical Center
     Project, Ser D, RB, MBIA (A) (E)
     3.375%, 09/01/98                    200           200
   North Texas, Health Facility
     Development Corporation,
     United Regional Health Care
     System Inc. Project, RB
     5.250%, 09/01/05                  2,225         2,356


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   State Department of Housing &
     Community Affairs, Single-
     Family Mortgage, Zero Coupon,
     RB Callable 09/01/04 @ 49.528
     0.000%, 03/01/15                 $1,010        $  335
   Texas State, Department Housing
     and Community Affairs,
     Ser E, RB, MBIA
     4.500%, 03/01/07                    860           871
   Texas State, Public Finance
     Authority, Ser A, RB, AMBAC
     6.000%, 08/01/02                  1,000         1,075
   Texas State, Ser B, GO
     5.000%, 10/01/01                  1,000         1,035
   Tyler, Health Facilities Development
     Corporation, East Texas Medical
     Center Project, Ser C, RB, FSA
     5.000%, 11/01/07                  1,000         1,049
                                                    ------
                                                    40,647
                                                    ------
UTAH -- 0.5%
   Salt Lake City Airport, RB,
     FGIC
     7.400%, 06/01/00                    535           559
   State Housing Finance Agency,
     Single-Family Mortgage, Issue B,
     RB, FHA Callable 07/01/03 @ 102
     5.125%, 07/01/24                    735           752
   Utah State, Board Regents Authority,
     University of Utah Hospital
     Project, RB
     5.250%, 08/01/07                  1,360         1,440
                                                    ------
                                                     2,751
                                                    ------
VIRGIN ISLANDS -- 0.5%
   Virgin Islands, Public Financial
     Authority, Federal Lein Notes,
     Ser C, RB
     5.500%, 10/01/06                  2,375         2,488
                                                    ------
VIRGINIA -- 1.1%
   Hampton, Sentara Health System,
     Ser A, RB
     5.375%, 11/01/10                  1,000         1,073
   Kanawha County, Industrial
     Development Authority,
     Topvalco Inc. Project
     (Kroger Co.), RB
     7.125%, 11/02/12                  1,160         1,315

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   State Housing Development
     Authority, Multi-Family
     Housing, Ser H, RB
     5.250%, 05/01/03                 $  685        $  719
   State Housing Development
     Authority, Ser A, RB
     Callable 01/01/02 @ 102
     7.100%, 01/01/22                  1,250         1,328
   State Housing Development
     Authority, Zero Coupon, RB
     Callable 05/01/99 @ 19.155
     0.000%, 11/01/17                  2,200           401
   Virginia State, Housing
     Development Authority,
     Commonwealth Mortgage
     Project, Sub Series C, RB
     Callable 01/01/02 @ 102
     6.500%, 07/01/07                    500           536
   Virginia State, Peninsula Port
     Authority, Dominion Terminal
     Project, Ser 1987C, RB (A) (E)
     3.375%, 09/01/98                    400           400
                                                    ------
                                                     5,772
                                                    ------
WASHINGTON -- 2.3%
   Clark County, Public Utility
     District No. 001, RB, FGIC
     6.000%, 01/01/04                  2,525         2,749
   Grant County, Public Utility
     District No. 2, RB
     5.625%, 01/01/07                  2,470         2,671
   King County, Ser D, GO
     5.250%, 12/01/04                  1,000         1,069
   Washington State, Health Care
     Facilities Authority, Virginia
     Mason Medical Center
     Project, Ser B, RB, MBIA
     3.375%, 09/01/98                    700           700
   Washington State, Public Power
     Supply Authority, Nuclear
     Power Project, Ser A, RB
     6.000%, 07/01/07                  1,450         1,620
   Washington State, Public Power
     Supply Authority, Nuclear
     Project, Ser A, RB
     5.000%, 07/01/05                  3,000         3,135
                                                    ------
                                                    11,944
                                                    ------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CONCLUDED

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
WEST VIRGINIA -- 0.4%
   State Building Community Lottery,
     Ser A, RB, MBIA
     5.500%, 07/01/05                 $2,100      $  2,260
                                                  --------
WISCONSIN -- 2.7%
   Housing & Economic Development
     Authority, Homeownership,
     Ser 1, RB, FHA
     Callable 07/01/02 @ 102
     6.600%, 09/01/07                  1,300         1,391
   Public Power Inc., Power Supply
     Systems, Ser A, RB,
     Pre-Refunded @ 102,
     AMBAC (C)
     6.875%, 07/01/21                  2,000         2,198
   Wisconsin State, Housing and
     Economic Development
     Authority, Homeownership
     Project, Ser B, RB
     Callable 09/01/99 @ 102
     7.600%, 03/01/15                  2,465         2,592
   Wisconsin State, Transportation
     Authority, Ser A, RB
     5.000%, 07/01/05                  4,040         4,224
     5.000%, 07/01/06                  3,500         3,656
                                                  --------
                                                    14,061
                                                  --------
WYOMING -- 0.2%
   Wyoming Student Loan
     Corporation, RB
     6.250%, 12/01/99                  1,000         1,023
                                                  --------
Total Municipal Bonds
   (Cost $514,769)                                 529,712
                                                  --------
Total Investments -- 102.6%
   (Cost $514,769)                                 529,712
                                                  --------
Other Assets and Liabilities, Net -- (2.6%)        (13,388)
                                                  --------

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 46,598,393 outstanding shares
   of beneficial interest                         $501,743
Undistributed net investment income                     71
Accumulated net realized loss
   on investments                                     (433)
Net unrealized appreciation
   on investments                                   14,943
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $516,324
                                                  ========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A            $11.08
                                                  ========

AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE CORPORATION
FHA      FEDERAL HOUSING AGENCY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSURANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
TA       TAX ALLOCATION
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1998.
(B) MANDATORY REDEMPTION -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS
    IS THE MANDATORY REDEMPTION DATE.
(C) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(D) SECURITY IS ESCROWED TO MATURITY.
(E) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(F) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA/GNMA.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PENNSYLVANIA MUNICIPAL BOND PORTFOLIO
------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS -- 98.9%
PENNSYLVANIA -- 98.9%
   Allegheny County, Hospital
     Development Authority,
     Harmarville Rehabilitation
     Center, RB (C)
     6.000%, 10/01/08                 $  190        $  205
   Allegheny County, Hospital
     Development Authority,
     Montefiore Hospital, RB (C)
     6.875%, 07/01/09                    645           725
   Allegheny County, Hospital
     Development Authority, North
     Hills Passavant, RB (C)
     6.750%, 07/01/05                     80            88
   Allegheny County, Hospital
     Development Authority,
     St. Margaret Memorial, RB (C)
     6.750%, 07/01/10                  1,350         1,529
   Allegheny County, Hospital
     Development Authority,
     Allegheny General Hospital,
     RB (C)
     6.750%, 05/01/04                    120           129
   Allegheny County, Industrial
     Development Authority, RB
     Mandatory Put 12/01/00 (B)
     5.250%, 12/01/14                     25            26
   Allegheny County, Industrial
     Development Authority,
     RB, AMT (B)
     6.000%, 10/01/04                    150           150
   Allegheny County, Residential
     Financial Authority Mortgage
     Revenue, Single-Family,
     Ser CC-1, RB, GNMA (D)*
     4.950%, 05/01/10                    280           280
     4.950%, 11/01/10                    285           285
   Allegheny County, Sanitation
     Authority, RB (C)
     6.800%, 07/01/03                    145           158
   Allentown, Hospital Authority,
     Sacred Heart Hospital, RB (C)
     8.000%, 03/01/09                    275           326
   Altoona, Area School District
     Authority, Blair County, Ser 78,
     RB, Pre-Refunded @ 100 (A)
     6.500%, 07/01/06                    245           273
   Altoona, Area School District, GO (C)
     6.500%, 07/01/04                    105           118

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Altoona, School District, RB (C)
     6.250%, 01/01/03                 $    5        $    5
   Armstrong School District, GO,
     MBIA (C)
     7.750%, 12/01/04                     70            79
   Baldwin, Whitehall School Building
     Revenue, RB (C)
     6.625%, 11/15/02                     55            55
   Baldwin, Whitehall School
     District, RB Partially
     Pre-Refunded @ 100 (A)
     6.700%, 11/15/03                    105           122
   Bensalem Township Water &
     Sewer Authority, RB (C)
     6.750%, 12/01/14                    280           322
   Berks County, Industrial
     Development Authority,
     Construction Fasteners Project,
     RB, AMT (B)
     5.400%, 12/01/03                     25            25
   Blair County, Hospital
     Authority, RB (C)
     6.900%, 07/01/08                  1,235         1,391
   Blairsville-Saltsburg, School
     District, GO, AMBAC (C)
     9.000%, 05/15/03                     50            57
   Borough of Tarentum, Electric
     Revenue, Ser-A, RB, Asset Guaranty
     5.500%, 09/01/08                    645           668
   Bucks County, Industrial
     Development Authority, RB (C)
     8.750%, 09/01/04                     85            98
   Bucks County, Redevelopment
     Authority, Warminster Heights,
     Section 8, RB, FHA
     6.250%, 08/01/02                    255           266
   Butler Area Sewer Authority,
     Sewer Revenue, RB
     Pre-Refunded @ 100 (A)
     7.250%, 01/01/04                    265           294
   Butler County, Industrial
     Development Authority, RB (B)
     4.900%, 11/01/03                    700           725
   Cambria County, Hospital Authority,
     Conemaugh Valley Memorial
     Hospital, RB (C)
     7.625%, 09/01/11                    245           294
   Cambria County, GO, FGIC
     5.000%, 08/15/08                    475           500
     4.600%, 08/15/09                    180           182
   Chester County, Hospital Authority,
     Paoli Memorial Hospital, RB (C)
     5.500%, 02/01/03                    140           145

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


PENNSYLVANIA MUNICIPAL BOND PORTFOLIO--CONTINUED
------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Chester County, Health and
     Educational Facility Authority,
     Immaculata College Project, RB
     5.000%, 10/15/06                 $  325        $  327
     5.250%, 10/15/10                    345           347
   Chester County, Health and Education
     Facility Authority, Jefferson
     Health Systems Project, Ser B,
     RB, AMBAC
     4.700%, 05/15/05                    275           283
   Cresswell Heights, Joint Water
     Authority Revenue, RB (C)
     7.375%, 03/01/07                     85            97
   Cumberland Valley, School Project,
     RB, MBIA (C)
     6.400%, 11/15/01                     30            31
   Dauphin County, General
     Authority, Phoenixville Hospital
     Project, Ser A, RB, FGIC
     5.900%, 07/01/05                    845           932
   Dauphin County, General
     Authority, RB, Mandatory
     Put 06/03/02 @ 100
     6.600%, 06/01/26                     50            50
   Dauphin County, General School
     Authority, Penncrest School
     Project, RB Mandatory
     Put 06/02/03 @ 100
     6.600%, 06/02/26                    915           992
   Dauphin County, General Authority
     School District, Ser QQQ2, RB
     Mandatory Put 06/02/03 @ 100
     AMBAC
     4.625%, 06/01/26                  1,015         1,015
   Dauphin County, General School
     Authority, RB Mandatory
     Put 06/01/04 @ 100
     6.700%, 06/01/26                  1,220         1,322
   Delaware County, Authority
     Hospital, Crozer-Chester Medical
     Center Project, RB, ACA Insured (C)
     4.850%, 12/01/07                    645           653
     4.900%, 12/01/08                    550           558
   Delaware County, Revenue
     Authority, Elwyn Project, RB
     Connie Lee
     6.000%, 06/01/11                  3,250         3,591
   Delaware County, University
     Revenue Authority, Villanova
     University, RB (C)
     9.625%, 08/01/02                    185           207

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Delaware River, Port Authority of
     Pennsylvania and New Jersey,
     Delaware Bridges, RB (C)
     6.000%, 01/15/10                 $   70        $   76
     6.500%, 01/15/11                    145           163
   Delaware River Port Authority,
     RB (C)
     6.000%, 01/15/10                    105           114
   Derry Township, Sanitation Sewer
     Authority, RB (C)
     6.250%, 08/01/12                     55            60
   Downingtown, Municipal Water
     Authority, RB, FSA
     4.750%, 09/01/10                    325           329
   Easton, Area School Authority, GO (C)
     6.250%, 04/15/02                     85            92
   Economy Municipal Authority,
     Sewer Revenue, RB
     6.000%, 12/15/03                     55            56
   Erie County, Higher Education
     Authority, Mercyhurst College
     Project, RB
     5.700%, 03/15/11                     85            89
   Erie County, Hospital Authority,
     Erie County Geriatric, RB (C)
     6.750%, 07/01/11                    600           693
   Erie County, Hospital Authority,
     Geriatric, RB (C)
     6.250%, 07/01/11                    120           134
   Erie County, Hospital Authority,
     Hamot Health Project, RB,
     AMBAC
     5.000%, 05/15/07                  1,890         1,973
   Erie County, Hospital Authority,
     Hamot Medical Center
     Project, RB (C)
     6.900%, 01/01/05                    285           312
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
     5.650%, 03/15/10                    180           189
     5.750%, 03/15/13                  3,000         3,098
   Fayette County, Hospital Authority,
     Uniontown Hospital, RB,
     Connie Lee
     5.100%, 06/15/03                  1,065         1,113
     5.200%, 06/15/04                    100           105
     5.300%, 06/15/05                  1,000         1,065
     5.450%, 06/15/07                    740           796


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Financing Authority, Municipal
     Capital Improvements Program, RB
     6.600%, 11/01/09                 $1,320        $1,455
   Franklin Hospital, Special
     Obligation, RB (C)
     7.125%, 10/01/08                     85            97
   Greene County, Industrial
     Development Authority,
     Monongahela Power Company
     Project, Ser B, RB
     4.750%, 02/01/07                    935           946
   Greene County, Industrial
     Development Authority, West
     Penn Power Company, RB
     4.750%, 02/01/07                  1,900         1,921
   Harrisburg, GO (C)
     7.400%, 06/15/04                    215           240
   Harrisburg, Ser A, GO, MBIA (C)
     9.750%, 04/15/04                    110           133
   Hazleton, Area School District
     Authority, Ser B, GO, FGIC
     4.550%, 03/01/06                    155           158
     4.750%, 03/01/08                    175           180
     4.900%, 03/01/09                    175           181
   Hazleton, Area School District
     Authority, Ser C, GO, FGIC
     4.650%, 03/01/07                    100           103
   Hickory Township, Municipal
     Authority, Sewer Revenue, RB (C)
     6.250%, 02/01/14                    320           357
   Higher Education Assistance
     Agency, Ser A, RB, AMT, AMBAC
     7.050%, 10/01/16                  3,500         3,697
   Higher Education Authority,
     Ser 1995, RB, Asset Guaranty
     4.750%, 09/15/02                    270           276
     4.850%, 09/15/03                    250           257
     4.950%, 09/15/04                    515           533
     5.150%, 09/15/06                    345           360
   Higher Education Facilities
     Authority, College & University
     Revenue, Ser 10, RB (C)
     6.900%, 07/01/07                    125           138
   Higher Education Facilities
     Authority, College of Textiles
     & Science, RB
     5.450%, 02/01/07                    200           207

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Higher Education, College of
     Textiles & Science, Ser 1996, RB
     6.050%, 04/01/03                 $  240        $  254
     6.150%, 04/01/04                    250           268
     6.250%, 04/01/05                    265           287
     6.350%, 04/01/06                    285           311
     6.450%, 04/01/07                    295           322
     6.550%, 04/01/08                    320           350
     6.600%, 04/01/09                    340           371
   Housing Finance Agency, RB (C)
     7.750%, 12/01/07                     85            97
   Housing Finance Agency, Rental
     Housing, Ser 91, RB,
     FHA/FNMA (D)
     5.450%, 07/01/06                  2,000         2,120
   Housing Finance Agency,
     Ser 1991-31A, RB, AMT
     6.800%, 10/01/17                    485           515
   Housing Finance Agency, Single-
     Family Mortgage, RB, AMT
     7.800%, 10/01/20                     80            84
   Hummelstown, Municipal Authority,
     RB Pre-Refunded @ 100 (A)
     5.700%, 01/01/02                     40            42
   Jefferson County, Municipal
     Authority, RB, MBIA (C)
     7.000%, 12/01/02                     20            22
   Jersey Shore, Area School
     District, GO, MBIA (C)
     9.375%, 03/01/03                    185           213
   Lancaster, Sewer Authority, RB (C)
     6.000%, 04/01/12                    140           152
   Lehigh County, General Purpose
     Authority, Muhlenberg Medical
     Center Project, RB (C)
     7.000%, 07/01/04                    100           110
   Lehigh County, General Purpose
     Authority, Kidspeace Corporation
     Project, RB, ACA Insured
     5.800%, 11/01/12                  1,265         1,376
   Lehigh County, General Purpose
     Authority Revenue, Saint Lukes
     Hospital Bethlehem Project,
     RB, AMBAC
     5.300%, 11/15/07                    450           475
   Lehigh County, GO, FGIC
     5.100%, 11/15/07                    200           209
   Lower Pottsgrove Township, Sewer
     Authority, RB (C)
     6.250%, 05/01/12                    130           144

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


PENNSYLVANIA MUNICIPAL BOND PORTFOLIO--CONTINUED

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Luzerne County, Ser 91, GO, FGIC
     6.800%, 09/15/02                 $  500        $  541
   Lycoming County, Hospital
     Authority, Williamsport Hospital,
     RB, Connie Lee
     5.250%, 11/15/06                  1,300         1,381
   McCandless Township, Sanitation
     Authority, Sewer Project, RB (C)
     6.500%, 09/01/05                     95           104
     6.750%, 11/15/05                    315           351
   Monroeville, Water Authority,
     RB (C)
     7.250%, 12/01/08                     40            45
   Montgomery County, Industrial
     Development Authority, Health
     Facilities, Ecri Project, RB
     6.850%, 06/01/13                  2,115         2,252
   Montgomery County, GO (C)
     9.000%, 08/15/04                     30            34
   Moon, Area School District, GO,
     MBIA (C)
     10.000%, 05/15/99                    20            21
   Mount Lebanon, Hospital Authority,
     RB (C)
     7.000%, 07/01/06                    561           625
   New Brighton, Area School
     Authority, RB, MBIA (C)
     5.850%, 11/15/02                     25            26
   New Castle, Hospital Authority,
     Jameson Memorial Hospital
     Project, RB, MBIA
     6.000%, 07/01/10                    315           354
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B, RB,
     Asset Guaranty
     5.350%, 07/01/10                  1,370         1,420
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser A, RB,
     Asset Guaranty
     5.350%, 07/01/10                    100           104
   Northampton, Bucks County
     Municipal Authority Water, RB, (C)
     6.750%, 11/01/13                     55            61
   Northeast Allegheny County, RB (C)
     6.000%, 05/01/02                     40            41
   Northeastern Hospital Authority,
     Hospital Revenue, RB (C)
     7.000%, 06/01/06                    380           422
     6.375%, 09/01/07                    195           215

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Northgate, School Authority School
     Building, RB, MBIA (C)
     6.375%, 02/15/07                 $   95        $  109
   Owen J. Roberts School District,
     Ser-A, GO, MBIA
     5.150%, 05/15/11                    100           104
   Pennsylvania Intergovernmental
     Co-op Authority, Funding
     Program, RB, FGIC
     5.500%, 06/15/11                    740           785
   Pennsylvania State, COP, AMBAC
     5.400%, 07/01/09                  1,045         1,086
   Pennsylvania State, Higher Education
     Authority, Drexel University
     Project, RB, MBIA (C)
     10.250%, 05/01/03                    90           105
   Pennsylvania State, Higher
     Education Authority, Drexel
     University Project, Second
     Ser, RB, MBIA
     4.500%, 05/01/06                    870           884
   Pennsylvania State, Higher Education
     Facilities Authority, College
     and University Project, RB (C)
     7.625%, 07/01/15                     65            80
   Pennsylvania State, Higher
     Education Facilities Authority,
     Health Services Allegheny
     Delaware Valley, Ser A, RB, MBIA
     5.600%, 11/15/09                    250           261
     5.600%, 11/15/10                  1,000         1,038
   Pennsylvania State, Higher
     Education Facilities Authority,
     Ursinus College Project, RB
     5.850%, 01/01/17                  1,480         1,536
   Pennsylvania State, Housing Finance
     Agency, Single-Family Mortgage,
     Ser 49, RB, AMT
     5.800%, 10/01/07                    205           216
   Perkiomen, Valley School District,
     RB, MBIA (C)
     6.500%, 12/01/07                     80            93
   Peters Township School District, GO,
     MBIA (C)
     0.000%, 11/15/07                    100            66
   Philadelphia Gas Works, Fourteenth
     Series, RB, FSA
     6.250%, 07/01/08                  1,000         1,114
   Philadelphia, Hospital & Higher
     Education Authority, Presbyterian
     Medical Center, RB (C)
     6.000%, 12/01/03                    410           451


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

52


--------------------------------------------------------------------------------



------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Philadelphia Hospital & Higher
     Education Facilities, MR
     Project, RB
     5.500%, 08/01/01                 $1,175        $1,206
   Philadelphia Hospital, Graduate
     Hospital Project, RB (C)
     7.000%, 07/01/10                    935         1,075
   Philadelphia, Industrial Development
     Authority, Commercial
     Development Red Lion
     Association, RB, Optional
     Put 12/01/01 @ 100, AMT (B)
     5.000%, 12/01/16                  1,200         1,200
   Philadelphia, Industrial
     Development Authority, National
     Board of Medical Examiners
     Project, RB
     6.750%, 05/01/12                    950         1,037
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 95-A, RB, AMT
     5.100%, 12/01/01                    110           112
   Philadelphia, Redevelopment
     Authority, Home Improvement,
     Ser 95A, RB, AMT
     5.100%, 06/01/01                    140           143
   Philadelphia, Redevelopment
     Authority, West Philadelphia
     Project, RB, FNMA (D)
     6.750%, 05/15/04                    620           660
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB, AMT
     5.250%, 06/01/02                    200           205
     5.250%, 12/01/02                    220           226
     5.400%, 06/01/03                    160           165
     5.400%, 12/01/03                    185           191
     5.550%, 06/01/04                     65            68
     5.650%, 12/01/05                     70            73
     6.100%, 12/01/10                  1,000         1,056
   Philadelphia School District,
     Ser 91-B, GO, MBIA
     Partially Pre-Refunded @ 101 (A)
     7.000%, 07/01/01                    250           273
   Philadelphia, Water & Sewer
     Authority, Ser 10, RB (C)
     7.350%, 09/01/04                  5,455         6,191
   Pittsburgh, Parking Authority,
     Ser 92-A, RB, FGIC
     5.750%, 12/01/05                    500           539

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loans, RB
     7.125%, 08/01/04                 $  480        $  489
   Pittsburgh, Urban Redevelopment
     Authority, Mortgage Revenue,
     Ser 96 D, RB
     5.900%, 04/01/08                    285           307
   Pittsburgh, Urban Redevelopment
     Authority, Mortgage Revenue,
     Ser A, RB, AMT
     5.750%, 10/01/10                     55            57
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     6.700%, 04/01/10                     30            31
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser A, RB (B)
     5.750%, 12/01/06                  1,980         2,129
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser B, RB (B)
     5.750%, 03/15/06                  1,185         1,269
   Pittsburgh, Urban Redevelopment
     Authority Mortgage Revenue,
     Ser 1996C, RB, AMT
     5.700%, 10/01/05                    240           254
   Pittsburgh, Urban Redevelopment
     Authority, Mortgage Revenue,
     Ser 1996D, RB
     5.900%, 10/01/08                    290           312
     6.000%, 10/01/09                    310           333
     6.100%, 10/01/10                    330           354
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     5.700%, 10/01/11                    110           114
   Pittsburgh, Water and Sewer
     Authority, RB, FGIC (C)
     7.625%, 09/01/04                    160           185
   Potter County, Hospital Authority,
     Charles Cole Memorial, RB,
     Asset Guaranty
     5.200%, 08/01/03                    245           255
     5.300%, 08/01/04                    325           341
     5.400%, 08/01/05                    320           339
     5.500%, 08/01/06                    160           171
   Pottsville Hospital Authority,
     Hospital & Warner Clinic, RB
     6.400%, 07/01/03                    930         1,025

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998

PENNSYLVANIA MUNICIPAL BOND
PORTFOLIO--CONCLUDED
------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Quakertown, Hospital Authority,
     Community Hospital, RB (C)
     7.125%, 01/01/11                 $  100        $  116
   Radnor Township, School Authority,
     Ser A, RB (C)
     9.000%, 10/15/03                     25            28
   Robinson Township Water
     Authority, RB (C)
     5.625%, 05/01/06                     33            35
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses
     Taylor Hospital, RB
     5.500%, 07/01/04                    955           991
     5.750%, 07/01/05                  1,000         1,043
     6.100%, 07/01/09                    940         1,002
   Scranton-Lackawanna, Health &
     Welfare Authority, RB (C)
     6.625%, 07/01/09                    655           739
   Seneca Valley School District,
     Ser A, GO, FGIC
     5.250%, 07/01/07                    200           215
   Shaler School District, RB (C)
     6.250%, 04/15/08                     75            82
   Shaler Township, GO (C)
     6.400%, 08/01/01                     20            21
   Somerset County, Hospital
     Authority, Somerset Community
     Hospital Project, Ser B, RB,
     Asset Guaranty
     5.300%, 03/01/11                    500           516
   Southeastern Greene School
     District, GO (C)
     9.375%, 07/01/03                    140           159
   Steel Valley School District, GO (C)
     6.250%, 11/01/06                    110           120
   Susquehanna Township Sewer
     Authority, RB (C)
     6.000%, 11/15/13                     50            58
   Swissvale Area School District,
     GO (C)
     6.300%, 12/01/03                     85            94
   Upper Allegheny, Joint Sanitation
     Authority, RB, AMBAC (C)
     9.000%, 09/01/00                    110           117
   Upper Allen Township Sewer
     Authority, RB (C)
     5.750%, 04/01/13                    165           184
   Upper Gwynedd-Towamencin
     Sewer Authority, RB, MBIA (C)
     5.850%, 10/15/06                     55            58

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Upper Perkiomen School
     District, GO (C)
     6.000%, 05/01/04                 $   30      $     32
   Upper St. Clair Township, School
     Building Revenue Authority,
     RB Pre-Refunded @ 100 (A)
     6.625%, 05/15/06                    165           190
   Washington County, Hospital
     Authority, Shadyside Project,
     Ser 92, RB, AMBAC
     5.875%, 12/15/04                  1,000         1,081
   Westmoreland County, Industrial
     Development Authority, Hospital
     Revenue, RB, AMBAC
     5.800%, 07/01/04                    565           612
   Westmoreland County, Industrial
     Development Authority, Hospital
     Revenue, Ser 92-A, RB, AMBAC
     5.900%, 07/01/05                    595           647
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (C)**
     9.125%, 07/01/10                    305           364
   Wilkes-Barre General Municipal
     Authority, Misericordia
     College, RB
     7.750%, 12/01/12                  1,775         1,906
   Windber Area Authority, Hospital
     Revenue, RB, FHA Pre-Refunded
     08/01/05 @ 102 (A)**
     5.900%, 08/01/05                    350           392
   Wyoming County, Hospital
     Authority, Tyler Memorial, RB (C)
     7.400%, 01/01/05                     90           100
   Wyoming Valley Sanitation
     Authority, RB (C)
     5.125%, 07/01/07                    100           103
   York County, Hospital Authority,
     Lutheran Social Services, RB
     5.400%, 04/01/04                    500           514
     5.600%, 04/01/05                    500           518
     5.800%, 04/01/06                    500           523
   York Township, Water & Sewer
     Authority, RB (C)
     5.900%, 08/01/13                     50            57
                                                  --------
Total Municipal Bonds
   (Cost $96,290)                                  100,270
                                                  --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------

CASH EQUIVALENT -- 0.4%
   Provident Money Market
     3.050%, 09/01/98                 $427        $    427
                                                  --------
Total Cash Equivalent
   (Cost $427)                                         427
                                                  --------
Total Investments -- 99.3%
   (Cost $96,717)                                  100,697
                                                  --------
Other Assets and Liabilities, Net -- 0.7%              665
                                                  --------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 30,964 outstanding shares of
   beneficial interest                                 332
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 9,393,648 outstanding shares of
   beneficial interest                              96,482
Undistributed net investment income                     20
Accumulated net realized gain
   on investments                                      548
Net unrealized appreciation
   on investments                                    3,980
                                                  --------

TOTAL NET ASSETS -- 100.0%                        $101,362
                                                  ========


NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.75
                                                  ========


NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                       $10.76
                                                  ========


 *WHEN-ISSUED SECURITY
**SECURITIES SEGREGATED BY CUSTODIAN FOR WHEN-ISSUED SECURITY
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT      ALTERNATE MINIMUM TAX
BIGI     BOND INVESTORS GUARANTY INSURANCE CORPORATION
CGIC     CAPITAL GUARANTY INSURANCE CORPORATION
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE CORPORATION
FHA      FEDERAL HOUSING AGENCY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN ON THE STATEMENT OF NET ASSETS IS THE PRE-REFUNDED DATE.
(B) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(C) SECURITY IS ESCROWED TO MATURITY.
(D) SECURITIES ARE COLLATERALIZED BY GNMA.


--------------------------------------------------------------------------------

MASSACHUSETTS MUNICIPAL
BOND PORTFOLIO
------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS -- 84.1%
MASSACHUSETTS -- 84.1%
   Cambridge, GO Callable
     08/01/08 @ 101
     4.800%, 08/01/12                   $ 45        $   46
   Holyoke, GO, FSA
     5.500%, 06/15/03                     40            43
   Lynn, Water & Sewer Community
     General, Ser A, RB, FSA
     5.875%, 12/01/06                     40            44
   Malden, GO, MBIA, Callable
     08/01/07 @ 101
     5.000%, 08/01/10                     45            47
   Mashpee, GO, MBIA
     6.250%, 02/01/07                    155           177
   Massachusetts Bay Transportation
     Authority, General Transportation
     System Project, Ser A, RB
     5.400%, 03/01/07                     45            48
   Massachusetts State, Grant
     Anticipation Notes, Ser A, RB
     5.250%, 12/15/06                     45            48
   Massachusetts State, Health &
     Education Facilities Authority,
     Cape Cod Healthcare Project,
     Ser B, RB
     5.000%, 11/15/07                    200           203
   Massachusetts State, Health &
     Education Facilities Authority,
     Daughters-Carney Project,
     RB, MBIA, Pre-Refunded @ 102 (A)
     7.750%, 07/01/00                     40            44
   Massachusetts State, Health &
     Education Facilities Authority,
     Harvard Pilgrim Health Project,
     Ser A, RB, FSA
     5.250%, 07/01/06                     40            42
   Massachusetts State, Industrial
     Finance Agency, Tufts University
     Project, Ser H, RB
     5.000%, 02/15/01                     45            46
   Massachusetts State, Industrial
     Finance Agency, Museum of
     Fine Arts Boston Project, RB, MBIA
     5.375%, 01/01/07                     45            48
   Worcester, GO, MBIA
     5.750%, 08/01/07                     35            39
                                                    ------
                                                       875
                                                    ------
Total Municipal Bonds
   (Cost $870)                                         875
                                                    ------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998

MASSACHUSETTS MUNICIPAL
BOND PORTFOLIO--CONCLUDED
------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
Total Investments -- 84.1%
   (Cost $870)                                      $  875
                                                    ------
Other Assets and Liabilities, Net -- 15.9%             165
                                                    ------
FSA      FINANCIAL SECURITY ASSURANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INVESTORS ASSURANCE
RB       REVENUE BOND
SER      SERIES
(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN ON THE STATEMENT OF NET ASSETS IS THE PRE-REFUNDED DATE.


NEW JERSEY MUNICIPAL
BOND PORTFOLIO

MUNICIPAL BONDS -- 109.8%
NEW JERSEY -- 109.8%
   Atlantic City, GO, AMBAC
     4.750%, 08/15/04                   $ 50        $   52
   Delaware River Port Authority of
     Pennsylvania & New Jersey, Port
     District Project, Ser B, RB, MBIA
     4.000%, 01/01/03                     50            50
   Edison Township, GO, AMBAC
     Callable 01/01/04 @ 102
     5.000%, 01/01/07                     50            53
   Essex County, General Improvement,
     GO, AMBAC
     4.875%, 11/15/02                     50            52
   Essex County, Improvement
     Authority Lease, County Jail and
     Youth House Project, RB, AMBAC
     Callable 12/01/06 @ 102
     4.850%, 12/01/07                     50            52
   Longport, GO, FSA
     4.350%, 08/15/02                     50            51
   Lower Township Municipality,
     Utilities Authority, RB, MBIA
     4.200%, 12/01/08                     50            49
   Mercer County, Improvement
     Authority, County Golf Course
     Project, RB, FGIC
     4.300%, 12/01/06                     50            50

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   New Jersey Health Care Facilities,
     Financing Authority, Carrier
     Foundation, Ser C, RB, FGIC (A) (B)
     3.250%, 09/01/98                   $300        $  300
   New Jersey Health Care Facilities,
     Financing Authority, Saint Barnabas
     Medical Center Project,
     Ser A, RB, MBIA
     4.500%, 07/01/08                     50            50
   New Jersey State, GO
     4.000%, 04/01/01                     50            50
   New Jersey State Transportation
     Authority, Transportation Systems
     Project, Ser B, RB
     4.750%, 06/15/02                     50            51
   Ocean County, GO
     3.950%, 10/01/02                     50            50
   Pleasantville, School District,
     GO, MBIA
     4.750%, 02/15/05                     50            52
   Port Authority of New York &
     New Jersey, RB
     3.875%, 08/01/01                    200           201
   Somerset Raritan Valley, Sewer
     Authority, Ser A, RB, MBIA
     4.500%, 07/01/03                     50            50
                                                    ------
                                                     1,213
                                                    ------
Total Municipal Bonds
   (Cost $1,209)                                     1,213
                                                    ------
Total Investments -- 109.8%
   (Cost $1,209)                                     1,213
                                                    ------
Other Assets and Liabilities, Net -- (9.8%)           (108)
                                                    ------
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC     FEDERAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSURANCE
GO        GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INVESTORS ASSURANCE
RB       REVENUE BOND
SER      SERIES
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1998.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



NEW YORK MUNICIPAL
BOND PORTFOLIO
------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
MUNICIPAL BONDS -- 89.0%
NEW YORK -- 89.0%
   Long Island Power Authority,
     New York Electric System
     Project, Ser A, RB, AMBAC
     6.000%, 12/01/07                   $ 50        $   56
   Municipal Assistance Corporation,
     City of New York, Ser G, RB
     6.000%, 07/01/07                    125           141
   Nassau County, GO, Ser A, FGIC
     5.500%, 07/01/06                     60            65
   New York City Health and Hospital
     Corporation, Ser A, RB
     Callable 02/15/03 @ 102
     6.000%, 02/15/05                     45            49
   New York, GO
     5.250%, 08/01/07                    190           203
   New York State, Battery Park City
     Authority, Ser A, RB
     5.000%, 11/01/08                     60            62
   New York State, Environment Facility
     Corporation, Pollution Control
     Revenue, State Water, Revolving
     Fund Pooled, Lien B, RB
     Callable 5/15/04 @ 102
     5.300%, 11/15/05                     50            54
   New York State, GO
     Callable 07/15/06 @ 101
     5.200%, 07/15/07                    100           107
   New York State, Local Government
     Assistance Corporation, Ser A, RB
     6.000%, 04/01/06                     50            55
   New York State, Medical Care
     Facilities, Finance Agency, Mental
     Health Services Project, Ser F, RB
     6.000%, 02/15/02                     60            64
   New York State, Thruway Authority,
     Highway and Bridge Transportation
     Trust Funding, Ser A, RB, MBIA
     6.250%, 04/01/04                     45            50
   New York City Transitional Finance
     Authority, Future Tax, Ser A, RB
     5.500%, 08/15/07                     45            49
   Port Jervis, Industrial Development
     Authority, Franscican Health
     Partnership, RB
     5.250%, 11/01/06                     25            26
   Riverhead, Individual Development
     Agency, Free Library Facility,
     RB, MBIA
     5.000%, 09/15/08                     50            52

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Triborough Bridge and Tunnel
     Authority, General Purpose
     Revenue, Ser Y, RB
     5.800%, 01/01/06                  $ 175        $  191
                                                    ------
                                                     1,224
                                                    ------
Total Municipal Bonds
   (Cost $1,217)                                     1,224
                                                    ------
Total Investments -- 89.0%
   (Cost $1,217)                                     1,224
                                                    ------
Other Assets and Liabilities, Net -- 11.0%             151
                                                    ------
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INVESTORS ASSURANCE
RB       REVENUE BOND
SER      SERIES

CALIFORNIA MUNICIPAL
BOND PORTFOLIO

MUNICIPAL BONDS -- 90.2%
CALIFORNIA -- 90.2%
   Aneheim, Public Financing
     Authority Lease, Public
     Improvements Project,
     Ser C, RB, FSA
     4.800%, 09/01/06                  $  50        $   52
   California Health Facilities
     Finance Authority, St. Joseph's
     Health Systems Project,
     Ser A, RB (A) (B)
     3.100%, 09/10/98                    400           400
   California Health Facilities
     Finance Authority, Summit
     Medical Center Project,
     Ser A, RB, FSA
     5.250%, 05/01/03                     50            53
   California Health Facilities
     Finance Authority, Sutter
     Health Project, Ser A, RB (A) (B)
     3.150%, 09/10/98                    500           500
   California Statewide, Community
     Development Authority,
     Community Hospital Monterey
     Peninsula Project, COP, MBIA
     5.250%, 08/15/08                     50            54

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998

CALIFORNIA MUNICIPAL BOND PORTFOLIO--CONCLUDED
------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   California State, Public Works
     Board Lease, Department of
     Corrections Project, Ser D, RB
     5.750%, 09/01/07                  $  60        $   67
   California State, University
     Revenue and Colleges
     Authority, Housing Systems
     Project, RB, FGIC
     4.700%, 11/01/01                     50            51
   Dinuba, Water Systems and
     Wastewater Systems Project,
     Ser A, COP, MBIA
     4.100%, 08/01/04                     50            50
   Duarte, Unified School District,
     GO, Ser A, FSA
     4.150%, 11/01/06                     50            50
   Fontana, GO, Community
     Facilities District No. 2-A,
     Special Tax, MBIA
     4.300%, 09/01/07                     50            51
   Los Angeles, GO, Ser A
     4.000%, 09/01/02                     50            50
   Los Angeles, Regional Airports
     Improvement Corporation
     Lease, Sublease Los Angeles
     International Airport (LAX),
     RB, Societe General (A) (B)
     3.375%, 09/01/98                    100           100
   Los Angeles, Unified School
     District, GO, Ser B, FGIC
     4.400%, 07/01/08                     50            51
   Madera County, Valley Childrens
     Hospital Project, COP, MBIA
     6.250%, 03/15/07                     50            57
   Northern, Public Power Agency,
     Geothermal Project Number 3,
     Ser A, RB, AMBAC
     5.000%, 07/01/04                     50            53
   Orange County, Local
     Transportation Authority,
     Second Project, Ser A,
     Sales Tax Revenue, RB, MBIA
     5.000%, 02/15/03                     50            52
   Palmdale, Community
     Redevelopment Agency,
     Merged Redevelopment
     Project, TA, MBIA
     3.900%, 09/01/02                     50            50
   Pasadena, Electric Power,
     RB, MBIA
     4.250%, 08/01/01                     50            51

------------------------------------------------------------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Sacramento County, Airport
     Systems Authority,
     Ser A, RB, FGIC
     4.300%, 07/01/07                   $ 50        $   51
   South Whittier, Elementary
     School District, GO,
     Ser A, FGIC
     4.050%, 08/01/05                     50            50
   Southern California, Public
     Power Authority, Power
     Project (San Juan Unit 3),
     Ser A, RB, MBIA
     Callable 01/01/03 @ 102
     5.125%, 01/01/05                     50            53
                                                    ------
                                                     1,946
                                                    ------
Total Municipal Bonds
   (Cost $1,938)                                     1,946
                                                    ------
Total Investments -- 90.2%
   (Cost $1,938)                                     1,946
                                                    ------
Other Assets and Liabilities, Net -- 9.8%              212
                                                    ------
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE CORPORATION
FSA      FINANCIAL SECURITY ASSURANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INVESTORS ASSURANCE
RB       REVENUE BOND
SER      SERIES
TA       TAX ALLOCATION
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 1998.
(B) PUT AND DEMAND FEATURE-- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE PERIOD ENDED AUGUST 31, 1998


                                                     -------------        ----------        ---------      ----------
                                                     MASSACHUSETTS        NEW JERSEY        NEW YORK       CALIFORNIA
                                                       MUNICIPAL           MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                         BOND                BOND             BOND            BOND
                                                       PORTFOLIO           PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                     -------------        ----------        ---------      -----------
ASSETS:
   Investments at value
     (Cost $870, $1,209, $1,217
     and $1,938, respectively)                          $  875              $1,213           $1,224          $1,946
   Cash                                                    346                  87              270             428
   Accrued Income                                            8                   6               14              10
   Receivable from Fund Shares Sold                         --                  --               --             178
   Investment Securities Sold                               99                  --               11              --
                                                        ------              ------           ------          ------
   Total Assets                                          1,328               1,306            1,519           2,562
                                                        ------              ------           ------          ------
LIABILITIES:
   Investment Securities Purchased                         286                 201              142             403
   Accrued Expenses                                          2                  --                2               1
                                                        ------              ------           ------          ------
   Total Liabilities                                       288                 201              144             404
                                                        ------              ------           ------          ------
   Net Assets:                                           1,040               1,105            1,375           2,158
                                                        ------              ------           ------          ------
NET ASSETS:
   Portfolio Shares of Class A (unlimited
     authorization -- no par value) based
     on 103,388, 109,957, 136,772 and 214,354,
     respectively,of outstanding shares of
     beneficial interest                                 1,034               1,101            1,368           2,150
   Accumulated Net Realized Gain on Investments              1                  --               --              --
   Net Unrealized Appreciation on Investments                5                   4                7               8
                                                        ------              ------           ------          ------
TOTAL NET ASSETS                                        $1,040              $1,105           $1,375          $2,158
                                                        ======              ======           ======          ======

   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                         $10.05              $10.05           $10.05          $10.07
                                                        ======              ======           ======          ======


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE YEAR ENDED AUGUST 31, 1998

                                                    ---------              ----------             -------------
                                                                           CALIFORNIA             INSTITUTIONAL
                                                    TAX FREE               TAX EXEMPT               TAX FREE
                                                    PORTFOLIO               PORTFOLIO               PORTFOLIO
                                                    ---------              ----------             -------------
INVESTMENT INCOME:
   Interest Income                                   $19,032                $17,647                  $38,579
                                                     -------                -------                  -------
EXPENSES:
   Management Fees                                     1,852                  1,186                    3,738
   Waiver of Management Fees                              --                   (101)                  (1,032)
   Investment Advisory Fees                              200                    201                      404
   Waiver of Investment Advisory Fees                     --                     --                       --
   Custodian/Wire Agent Fees                              37                     46                       89
   Professional Fees                                      11                     16                       37
   Pricing Fees                                            4                      4                        8
   Registration Fees                                      77                     45                      119
   Trustee Fees                                            8                     10                       13
   Shareholder Servicing Fees (1)                      1,286                  2,447                    2,690
   Shareholder Servicing Fee Waivers                  (1,173)                  (130)                  (2,353)
   Printing Fees                                           8                     28                       28
   Insurance Fees                                          2                      5                        8
   Other Expenses                                          3                      4                       14
                                                     -------                -------                  -------
   Total Expenses                                      2,315                  3,761                    3,763
                                                     -------                -------                  -------
NET INVESTMENT INCOME                                 16,717                 13,886                   34,816
                                                     -------                -------                  -------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS
   Net Realized Loss on Investments                       (8)                   (45)                     (15)
                                                     -------                -------                  -------
   Net Realized and Unrealized Loss
     on Investments                                       (8)                   (45)                     (15)
                                                     -------                -------                  -------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                        $16,709                $13,841                  $34,801
                                                     =======                =======                  =======

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



                                                   ------------          ---------------          --------------
                                                   PENNSYLVANIA           INTERMEDIATE-           PENNSYLVANIA
                                                    TAX FREE             TERM MUNICIPAL             MUNICIPAL
                                                    PORTFOLIO              PORTFOLIO              BOND PORTFOLIO
                                                   ------------          --------------           --------------
INVESTMENT INCOME:
   Interest Income                                    $1,505                $17,876                   $5,284
                                                      ------                -------                   ------
EXPENSES:
   Management Fees                                       146                    888                      345
   Waiver of Management Fees                             (34)                   (95)                    (124)
   Investment Advisory Fees                               16                  1,221                      198
   Waiver of Investment Advisory Fees                     --                     --                       --
   Custodian/Wire Agent Fees                               3                     45                        8
   Professional Fees                                       3                     14                        6
   Pricing Fees                                           --                     22                       13
   Registration Fees                                       2                     74                       11
   Trustee Fees                                            1                      7                        1
   Shareholder Servicing Fees (1)                        102                    925                      247
   Shareholder Servicing Fee Waivers                    (102)                  (925)                    (247)
   Printing Fees                                           3                     43                       14
   Insurance Fees                                         --                      3                        1
   Other Expenses                                          2                      3                        1
                                                      ------                -------                   ------
   Total Expenses                                        142                  2,225                      474
                                                      ------                -------                   ------
NET INVESTMENT INCOME                                  1,363                 15,651                    4,810
                                                      ------                -------                   ------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS
   Net Realized Gain (Loss) on Investments                (4)                   464                      583
   Net Change in Unrealized Appreciation
     of Investments                                       --                 10,070                    1,465
                                                      ------                -------                   ------
   Net Realized and Unrealized Gain (Loss)
     on Investments                                       (4)                10,534                    2,048
                                                      ------                -------                   ------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                         $1,359                $26,185                   $6,858
                                                      ======                =======                   ======

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000) (concluded)
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE PERIOD ENDED AUGUST 31, 1998

                                             --------------       -------------       -------------      -------------

                                              MASSACHUSETTS        NEW JERSEY           NEW YORK          CALIFORNIA
                                                MUNICIPAL           MUNICIPAL           MUNICIPAL          MUNICIPAL
                                                  BOND                BOND                BOND               BOND
                                              PORTFOLIO (2)       PORTFOLIO (3)       PORTFOLIO (3)      PORTFOLIO (2)
                                             --------------       -------------       -------------      -------------
INVESTMENT INCOME:
   Interest Income                                $ --                $  1                $  1               $  1
                                                  ----                ----                ----               ----
EXPENSES:
   Management Fees                                  --                  --                  --                 --
   Waiver of Management Fees                        --                  --                  --                 --
   Investment Advisory Fees                         --                  --                  --                 --
   Waiver of Investment Advisory Fees               --                  --                  --                 --
   Custodian/Wire Agent Fees                        --                  --                  --                 --
   Professional Fees                                --                  --                  --                 --
   Pricing Fees                                     --                  --                  --                 --
   Registration Fees                                --                  --                  --                 --
   Trustee Fees                                     --                  --                  --                 --
   Shareholder Servicing Fees (1)                   --                  --                  --                 --
   Shareholder Servicing Fee Waivers                --                  --                  --                 --
   Printing Fees                                    --                  --                  --                 --
   Insurance Fees                                   --                  --                  --                 --
   Other Expenses                                   --                  --                  --                 --
                                                  ----                ----                ----               ----
   Total Expenses                                   --                  --                  --                 --
                                                  ----                ----                ----               ----
NET INVESTMENT INCOME                               --                   1                   1                  1
                                                  ----                ----                ----               ----
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS
   Net Realized Gain on Investments                  1                  --                  --                 --
   Net Change in Unrealized Appreciation
     of Investments                                  5                   4                   7                  8
                                                  ----                ----                ----               ----
   Net Realized and Unrealized Gain
     on Investments                                  6                   4                   7                  8
                                                  ----                ----                ----               ----
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                     $  6                $  5                $  8               $  9
                                                  ====                ====                ====               ====

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
(2) COMMENCED OPERATIONS ON AUGUST 19, 1998.
(3) COMMENCED OPERATIONS ON AUGUST 18, 1998.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE YEAR ENDED AUGUST 31, 1998

                                              -------------------------     -------------------------     -------------------------
                                                                                    CALIFORNIA                  INSTITUTIONAL
                                                       TAX FREE                     TAX EXEMPT                    TAX FREE
                                                      PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                              -------------------------     -------------------------     -------------------------
                                                 1998           1997           1998           1997           1998           1997
                                              ----------     ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES:
   Net Investment Income                      $   16,717     $   12,882     $   13,886     $   12,288     $   34,816     $   33,351
   Net Realized Gain (Loss) on Investments            (8)            (3)           (45)            --            (15)            (4)
                                              ----------     ----------     ----------     ----------     ----------     ----------
   Net Increase in Net Assets Resulting
      from Operations                             16,709         12,879         13,841         12,288         34,801         33,347
                                              ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                     (16,717)       (12,895)        (1,653)        (1,562)       (31,995)       (32,434)
     Class B                                          --             --             --             --         (2,287)          (575)
     Class C                                          --             --             --             --           (652)          (227)
     Class D                                          --             --             --             --             --             --
     Class CNI (1)                                    --             --        (12,243)       (10,684)            --             --
   Net Capital Gains
     Class A                                          --             --             --             --             --            (42)
     Class B                                          --             --             --             --             --             (1)
                                              ----------     ----------     ----------     ----------     ----------     ----------
     Total Distributions                         (16,717)       (12,895)       (13,896)       (12,246)       (34,934)       (33,279)
                                              ----------     ----------     ----------     ----------     ----------     ----------
TRANSACTIONS (2):
   Class A:
     Proceeds from Shares Issued               2,868,542      1,929,474        471,131        378,414      4,812,267      5,109,226
     Reinvestment of Cash Distributions            2,527          1,321             76             63          1,150            547
     Cost of Shares Redeemed                  (2,758,801)    (1,839,669)      (483,007)      (371,901)    (4,999,980)    (4,945,279)
                                              ----------     ----------     ----------     ----------     ----------     ----------
     Total Class A Share Transactions            112,268         91,126        (11,800)         6,576       (186,563)       164,494
                                              ----------     ----------     ----------     ----------     ----------     ----------
   Class B:
     Proceeds from Shares Issued                      --             --             --             --        404,501         74,602
     Reinvestment of Cash Distributions               --             --             --             --            857             73
     Cost of Shares Redeemed                          --             --             --             --       (345,134)       (54,051)
                                              ----------     ----------     ----------     ----------     ----------     ----------
     Total Class B Share Transactions                 --             --             --             --         60,224         20,624
                                              ----------     ----------     ----------     ----------     ----------     ----------
   Class C:
     Proceeds from Shares Issued                      --             --             --             --        169,692         66,525
     Reinvestment of Cash Distributions               --             --             --             --             --             --
     Cost of Shares Redeemed                          --             --             --             --       (156,390)       (76,352)
                                              ----------     ----------     ----------     ----------     ----------     ----------
     Total Class C Share Transactions                 --             --             --             --         13,302         (9,827)
                                              ----------     ----------     ----------     ----------     ----------     ----------
   Class D (3):
     Proceeds from Shares Issued                      --              1             --             --             --             --
     Reinvestment of Cash Distributions               --             --             --             --             --             --
     Cost of Shares Redeemed                          --             (6)            --             --             --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------
     Total Class D Share Transactions                 --             (5)            --             --             --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------
   Class CNI (1):
     Proceeds from Shares Issued                      --             --      1,076,760        817,088             --             --
     Reinvestment of Cash Distributions               --             --          9,619          9,680             --             --
     Cost of Shares Redeemed                          --             --     (1,024,432)      (765,343)            --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------
     Total Class G Share Transactions                 --             --         61,947         61,425             --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------
   Increase (Decrease) in Net Assets
     from Share Transaction                      112,268         91,121         50,147         68,001       (113,037)       175,291
                                              ----------     ----------     ----------     ----------     -----------    ----------
   Total Increase (Decrease) in Net Assets       112,260         91,105         50,092         68,043       (113,170)       175,359
                                              ----------     ----------     ----------     ----------     ----------     ----------
NET ASSETS:
   Beginning of period                           431,017        339,912        463,456        395,413      1,044,111        868,752
                                              ----------     ----------     ----------     ----------     ----------     ----------
   End of period                              $  543,277     $  431,017     $  513,548     $  463,456     $  930,941     $1,044,111
                                              ==========     ==========     ==========     ==========     ==========     ==========

(1) FORMERLY CLASS G SHARES
(2) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.
(3) ON JUNE 30, 1996, INTERMEDIATE-TERM MUNICIPAL PORTFOLIO CLASS D CLOSED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000) (concluded)
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE YEAR ENDED AUGUST 31, 1998

                                                 ------------------     ---------------------   --------------------
                                                     PENNSYLVANIA           INTERMEDIATE-TERM        PENNSYLVANIA
                                                       TAX FREE                 MUNICIPAL           MUNICIPAL BOND
                                                     PORTFOLIO (2)              PORTFOLIO             PORTFOLIO
                                                --------------------    --------------------    --------------------
                                                  1998        1997        1998        1997        1998        1997
                                                --------    --------    --------    --------    --------    --------
INVESTMENT ACTIVITIES:
Net Investment Income                           $  1,363    $  1,263    $ 15,651    $  8,537    $  4,810    $  4,948
   Net Realized Gain (Loss) on Investments            (4)         --         464         267         583         378
   Net Change in Unrealized Appreciation
     of Investments                                   --          --      10,070       5,042       1,465       2,274
                                                --------    --------    --------    --------    --------    --------
   Net Increase in Net Assets
    Resulting from Operations                      1,359       1,263      26,185      13,846       6,858       7,600
                                                --------    --------    --------    --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                      (1,358)     (1,267)    (15,609)     (8,535)         --      (4,941)
     Class B                                          --          --          --          --      (4,798)         --
   Net Capital Gains
     Class A                                          --          --          --          --          --      (1,769)
     Class B                                          --          --          --          --        (365)         --
                                                --------    --------    --------    --------    --------    --------
     Total Distributions                          (1,358)     (1,267)    (15,609)     (8,535)     (5,163)     (6,710)
                                                --------    --------    --------    --------    --------    --------
TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued                 322,613     244,606     327,207     163,672         332      21,575
     Reinvestment of Cash Distributions               77          42      10,973       4,353          --         569
     Cost of Shares Redeemed                    (322,186)   (238,052)    (91,670)    (48,661)         --     (22,183)
                                                --------    --------    --------    --------    --------    --------
     Total Class A Share Transactions                504       6,596     246,510     119,364         332         (39)
                                                --------    --------    --------    --------    --------    --------
   Class B:
     Proceeds from Shares Issued                      --          --          --          --      19,813          --
     Reinvestment of Cash Distributions               --          --          --          --         469          --
     Cost of Shares Redeemed                          --          --          --          --     (19,026)         --
                                                --------    --------    --------    --------    --------    --------
     Total Class B Share Transactions                 --          --          --          --       1,256          --
                                                --------    --------    --------    --------    --------    --------
   Increase (Decrease) in Net Assets
     from Share Transactions                         504       6,596     246,510     119,364       1,588         (39)
                                                --------    --------    --------    --------    --------    --------
   Total Increase in Net Assets                      505       6,592     257,086     124,675       3,283         851
                                                --------    --------    --------    --------    --------    --------
NET ASSETS:
   Beginning of period                            49,563      42,971     259,238     134,563      98,079      97,228
                                                --------    --------    --------    --------    --------    --------
   End of period                                $ 50,068    $ 49,563    $516,324    $259,238    $101,362    $ 98,079
                                                ========    ========    ========    ========    ========    ========

(1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.
(2) THE PENNSYLVANIA TAX FREE PORTFOLIO -- CLASS B COMMENCED OPERATIONS ON AUGUST 25, 1998.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


                                              --------------      --------------      --------------     --------------
                                               MASSACHUSETTS        NEW JERSEY           NEW YORK          CALIFORNIA
                                              MUNICIPAL BOND      MUNICIPAL BOND      MUNICIPAL BOND     MUNICIPAL BOND
                                               PORTFOLIO (2)       PORTFOLIO (3)       PORTFOLIO (3)      PORTFOLIO (2)
                                              --------------      --------------      --------------     --------------
                                                   1998                1998                1998               1998
                                                 --------            --------            --------           --------
INVESTMENT ACTIVITIES:
   Net Investment Income                          $   --             $    1               $   1              $    1
   Net Realized Gain on Investments                    1                 --                  --                  --
   Net Change in Unrealized Appreciation
     of Investments                                    5                  4                   7                   8
                                                  ------             ------               -----              ------
   Net Increase in Net Assets
     Resulting from Operations                         6                  5                   8                   9
                                                  ------             ------               -----              ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                          --                 (1)                 (1)                 (1)
   Net Capital Gains
     Class A                                          --                 --                  --                  --
                                                  ------             ------               -----              ------
     Total Distributions                              --                 (1)                 (1)                 (1)
                                                  ------             ------               -----              ------
TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued                   1,034              1,100                1,367              2,161
     Reinvestment of Cash Distributions               --                  1                    1                  1
     Cost of Shares Redeemed                          --                 --                   --                (12)
                                                  ------             ------               ------             ------
     Total Class A Share Transactions              1,034              1,101                1,368              2,150
                                                  ------             ------               ------             ------
   Increase in Net Assets from Share Transactions  1,034              1,101                1,368              2,150
                                                  ------             ------               ------             ------
   Total Increase in Net Assets                    1,040              1,105                1,375              2,158
                                                  ------             ------               ------             ------
NET ASSETS:
   Beginning of period                                --                 --                   --                 --
                                                  ------             ------               ------             ------
   End of period                                  $1,040             $1,105               $1,375             $2,158
                                                  ======             ======               ======             ======

(1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.
(2) COMMENCED OPERATIONS ON AUGUST 19, 1998.
(3) COMMENCED OPERATIONS ON AUGUST 18, 1998.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                      NET                                                         RATIO
                                                     REAL-                                                          OF
                                                     IZED                                                          NET
                                                     AND                                         RATIO   RATIO    INVEST-
                                                    UNREAL-                                      OF EX-    OF      MENT
                   INVEST-                           IZED                                       PENSES     NET    INCOME
                    MENT                             GAIN                                          TO    INVEST-    TO
             NET   ACTIVI-                          (LOSS)                                      AVERAGE   MENT    AVERAGE
            ASSET   TIES         DISTRIBUTIONS        ON                               RATIO OF    NET   INCOME     NET
            VALUE  ------  -----------------------  INVEST-    NET              NET    EXPENSES   ASSETS   TO     ASSETS
            BEGIN-  NET      NET    NET    TOTAL     MENTS    ASSET            ASSETS,    TO     EXCLUD-  AVER-   EXCLUD-
             NING  INVEST- INVEST-  REAL-   DIS-   AND CAP-   VALUE,           END OF  AVERAGE    ING     AGE      ING     PORTFOLIO
             OF     MENT     MENT   IZED   TRIBU- ITAL TRANS- END OF   TOTAL   PERIOD     NET      FEE    NET      FEE     TURNOVER
           PERIOD  INCOME   INCOME  GAIN   TIONS    ACTIONS   PERIOD   RETURN   (000)   ASSETS   WAIVERS ASSETS  WAIVERS      RATE
------------------------------------------------------------------------------------------------------------------------------------

------------------
TAX FREE PORTFOLIO
------------------
  CLASS A
  1998      $1.00  $0.033  $(0.033)  --   $(0.033)    --     $1.00    3.30%  $543,276   0.45%    0.68%   3.25%    3.02%       --
  1997       1.00   0.033   (0.033)  --    (0.033)    --      1.00    3.31    431,016   0.45     0.69    3.26     3.02        --
  1996       1.00   0.033   (0.033)  --    (0.033)    --      1.00    3.35    339,906   0.45     0.50    3.30     3.25        --
  1995       1.00   0.034   (0.034)  --    (0.034)    --      1.00    3.48    377,152   0.45     0.51    3.43     3.37        --
  1994       1.00   0.022   (0.022)  --    (0.022)    --      1.00    2.20    358,299   0.45     0.53    2.17     2.09        --
  CLASS D
  1998      $1.00  $0.029  $(0.029)  --   $(0.029)    --     $1.00    2.91%  $      1   0.59%    0.59%   3.13%    3.13%       --
  1997       1.00   0.028   (0.028)  --    (0.028)    --      1.00    2.86          1   0.74     0.74    3.04     3.04        --
  1996       1.00   0.030   (0.030)  --    (0.030)    --      1.00    2.99          6   0.80     0.88    3.18     3.10        --
  1995 (1)   1.00   0.026   (0.026)  --    (0.026)    --      1.00    2.68        272   0.80*    0.86*   3.13*    3.07*       --

-------------------------------
CALIFORNIA TAX EXEMPT PORTFOLIO
-------------------------------
  CLASS A
  1998      $1.00  $0.032  $(0.032)  --   $(0.032)    --     $1.00    3.20%  $ 39,508   0.28%    0.55%   3.17%    2.90%       --
  1997       1.00   0.033   (0.033)  --    (0.033)    --      1.00    3.30     51,314   0.28     0.57    3.26     2.97        --
  1996       1.00   0.034   (0.034)  --    (0.034)    --      1.00    3.41     44,729   0.28     0.36    3.33     3.25        --
  1995       1.00   0.033   (0.033)  --    (0.033)    --      1.00    3.49     30,921   0.28     0.42    3.43     3.29        --
  1994       1.00   0.023   (0.023)  --    (0.023)    --      1.00    2.32     32,015   0.27     0.38    2.28     2.17        --
  CLASS CNI***
  1998      $1.00  $0.027  $(0.027)  --   $(0.027)    --     $1.00    2.69%  $474,040   0.78%    0.80%   2.64%    2.62%       --
  1997       1.00   0.028   (0.028)  --    (0.028)    --      1.00    2.79    412,142   0.78     1.06    2.75     2.47        --
  1996       1.00   0.028   (0.028)  --    (0.028)    --      1.00    2.90    350,684   0.78     0.86    2.84     2.76        --
  1995       1.00   0.029   (0.029)  --    (0.029)    --      1.00    2.97    328,035   0.78     0.93    2.93     2.78        --
  1994 (2)   1.00   0.006   (0.006)  --    (0.006)    --      1.00    2.14*   318,122   0.67*    0.87*   2.06*    1.86*       --

--------------------------------
INSTITUTIONAL TAX FREE PORTFOLIO
--------------------------------
  CLASS A
  1998      $1.00  $0.034  $(0.034)  --   $(0.034)    --     $1.00    3.46%  $813,261   0.33%    0.68%   3.39%    3.04%       --
  1997       1.00   0.034   (0.034)  --    (0.034)    --      1.00    3.44    999,946   0.33     0.69    3.39     3.03        --
  1996       1.00   0.035   (0.035)  --    (0.035)    --      1.00    3.52    835,388   0.33     0.49    3.46     3.30        --
  1995       1.00   0.036   (0.036)  --    (0.036)    --      1.00    3.70    788,877   0.33     0.52    3.64     3.45        --
  1994       1.00   0.025   (0.025)  --    (0.025)    --      1.00    2.51    835,516   0.33     0.50    2.48     2.31        --
  CLASS B
  1998      $1.00  $0.031  $(0.031)  --   $(0.031)    --     $1.00    3.15%  $ 95,004   0.63%    0.73%   3.06%    2.96%       --
  1997       1.00   0.031   (0.031)  --    (0.031)    --      1.00    3.13     34,783   0.63     0.73    3.10     3.00        --
  1996       1.00   0.032   (0.032)  --    (0.032)    --      1.00    3.21     14,156   0.63     0.80    3.16     2.99        --
  1995       1.00   0.033   (0.033)  --    (0.033)    --      1.00    3.39     15,084   0.63     0.82    3.32     3.13        --
  1994       1.00   0.022   (0.022)  --    (0.022)    --      1.00    2.21     21,725   0.63     0.81    2.31     2.13        --
  CLASS C
  1998      $1.00  $0.029  $(0.029)  --   $(0.029)    --     $1.00    2.94%  $ 22,676   0.83%    0.93%   2.89%    2.79%       --
  1997       1.00   0.029   (0.029)  --    (0.029)    --      1.00    2.93      9,382   0.83     0.95    2.85     2.73        --
  1996 (3)   1.00   0.029   (0.029)  --    (0.029)    --      1.00    2.92     19,208   0.83*    0.96*   2.89*    2.76*       --

-------------------------------
PENNSYLVANIA TAX FREE PORTFOLIO
-------------------------------
  CLASS A
  1998      $1.00  $0.034  $(0.034)  --   $(0.034)    --     $1.00    3.41%  $ 50,068   0.35%    0.68%   3.36%    3.03%       --
  1997       1.00   0.033   (0.033)  --    (0.033)    --      1.00    3.39     49,563   0.35     0.71    3.33     2.97        --
  1996       1.00   0.034   (0.034)  --    (0.034)    --      1.00    3.40     42,971   0.35     0.49    3.33     3.19        --
  1995       1.00   0.035   (0.035)  --    (0.035)    --      1.00    3.60     26,058   0.35     0.51    3.54     3.38        --
  1994 (4)   1.00   0.014   (0.014)  --    (0.014)    --      1.00    2.37*    18,712   0.35*    0.65*   2.37*    2.07*       --


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------
                                                      NET                                                         RATIO
                                                     REAL-                                                         OF
                                                     IZED                                                          NET
                                                     AND                                         RATIO   RATIO    INVEST-
                                                    UNREAL-                                      OF EX-    OF      MENT
                   INVEST-                           IZED                                       PENSES    NET    INCOME
                    MENT                             GAIN                                         TO    INVEST-    TO
             NET   ACTIVI-                          (LOSS)                                      AVERAGE   MENT   AVERAGE
            ASSET   TIES         DISTRIBUTIONS        ON                               RATIO OF   NET    INCOME    NET
            VALUE  ------  -----------------------  INVEST-    NET              NET    EXPENSES ASSETS   TO       ASSETS
            BEGIN-  NET      NET    NET    TOTAL     MENTS    ASSET            ASSETS,   TO     EXCLUD-  AVER-    EXCLUD-
             NING  INVEST- INVEST-  REAL-   DIS-   AND CAP-   VALUE,           END OF  AVERAGE    ING    AGE       ING     PORTFOLIO
             OF     MENT     MENT   IZED   TRIBU- ITAL TRANS- END OF  TOTAL    PERIOD    NET      FEE    NET       FEE     TURNOVER
           PERIOD  INCOME   INCOME  GAIN   TIONS    ACTIONS   PERIOD  RETURN   (000)   ASSETS   WAIVERS ASSETS   WAIVERS     RATE
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
-------------------------------------
 CLASS A
 1998      $10.77  $0.46   $(0.46)    --   $(0.46) $ 0.31   $11.08    7.20%  $516,324   0.60%    0.88%   4.23%    3.95%      8.98%
 1997       10.45   0.48    (0.48)    --    (0.48)   0.32    10.77    7.93    259,238   0.60     0.88    4.53     4.25      16.02
 1996       10.59   0.49    (0.53)    --    (0.53)  (0.10)   10.45    3.76    134,563   0.59     0.66    4.66     4.59      40.66
 1995       10.36   0.52    (0.52)    --    (0.52)   0.23    10.59    7.53     95,675   0.55     0.72    4.96     4.79      36.05
 1994       10.84   0.49    (0.49) $(0.06)  (0.55)  (0.42)   10.36    0.65    127,509   0.53     0.71    4.65     4.47      58.9
 CLASS D**
 1996 (5)  $10.59  $0.38   $(0.41)    --   $(0.41) $(0.10)  $10.46    3.22%*       --   0.98%*   1.08%*  4.26%*   4.16%*    40.66%
 1995       10.36   0.48    (0.48)    --    (0.48)   0.23    10.59    7.11   $    548   0.95     1.12    4.57     4.40      36.05
 1994 (6)   10.90   0.45    (0.42) $(0.06)  (0.48)  (0.51)   10.36   (0.93)*    1,105   0.93*    1.07*   4.34*    4.20*     58.39

-------------------------------------
PENNSYLVANIA MUNICIPAL BOND PORTFOLIO
-------------------------------------
 CLASS A
 1998 (7)  $10.72  $0.01   $(0.01)    --   $(0.01) $ 0.03   $10.75    0.26%  $    333   0.60%*   0.79%*  4.56%*   4.25%*    26.85%
 CLASS B
 1998      $10.58  $0.52   $(0.52) $(0.04) $(0.56) $ 0.22   $10.76    7.24%  $101,029   0.48%    0.86%   4.87%    4.49%     26.85%
 1997       10.48   0.53    (0.53)  (0.19)  (0.72)   0.29    10.58    8.08     98,079   0.48     0.86    5.08     4.70      34.48
 1996       10.66   0.55    (0.59)    --    (0.59)  (0.14)   10.48    3.96     97,228   0.48     0.65    5.15     4.98      65.75
 1995       10.52   0.55    (0.55)    --    (0.55)   0.14    10.66    6.81    104,094   0.48     0.72    5.21     4.97      22.62
 1994       10.94   0.53    (0.53)    --    (0.53)  (0.42)   10.52    1.14    125,081   0.47     0.71    4.90     4.66      25.13

--------------------------------------
MASSACHUSETTS MUNICIPAL BOND PORTFOLIO
--------------------------------------
 CLASS A
 1998 (8)  $10.00     --       --     --       --  $ 0.05   $10.05    0.53%  $  1,040   0.60%*   0.87%*  1.13%*   0.86%*    11.35%*

-----------------------------------
NEW JERSEY MUNICIPAL BOND PORTFOLIO
-----------------------------------
 CLASS A
 1998 (9)  $10.00  $0.01   $(0.01)    --   $(0.01) $ 0.05   $10.05    0.58%  $  1,105   0.60%*   0.87%*  2.93%*  2.66%*      0.00%*

---------------------------------
NEW YORK MUNICIPAL BOND PORTFOLIO
---------------------------------
 CLASS A
 1998 (10) $10.00     --       --     --       --  $ 0.05   $10.05    0.55%  $  1,375   0.60%*   0.87%*  2.27%*  2.00%*      0.92%*

-----------------------------------
CALIFORNIA MUNICIPAL BOND PORTFOLIO
-----------------------------------
 CLASS A
 1998 (11) $10.00  $0.01   $(0.01)    --   $(0.01) $ 0.07   $10.07    0.78%  $  2,158   0.60%*  0.87%*  2.73%*   2.46%*     0.00%*


   * ANNUALIZED.
  ** TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D SHARES.
 *** FORMERLY CLASS G SHARES.
(1)  THE TAX FREE PORTFOLIO--CLASS D COMMENCED OPERATIONS ON NOVEMBER 1, 1994.
(2)  THE CALIFORNIA TAX EXEMPT PORTFOLIO--CLASS G COMMENCED OPERATIONS ON
     MAY 11, 1994.
(3) THE INSTITUTIONAL TAX FREE PORTFOLIO--CLASS C COMMENCED OPERATIONS ON SEPTEMBER 11, 1995.
(4)  THE PENNSYLVANIA TAX FREE PORTFOLIO--CLASS A COMMENCED
     OPERATIONS ON JANUARY 21, 1994.
(5)  THE INTERMEDIATE-TERM MUNICIPAL PORTFOLIO CLASS D CLOSED ON
     JUNE 30, 1996.
(6)  THE INTERMEDIATE-TERM MUNICIPAL PORTFOLIO--CLASS D COMMENCED
     OPERATIONS ON SEPTEMBER 28, 1993.
(7) THE PENNSYLVANIA MUNICIPAL BOND PORTFOLIO--CLASS A COMMENCED OPERATIONS ON AUGUST 25, 1998.
(8) THE MASSACHUSETTS MUNICIPAL BOND PORTFOLIO--CLASS A COMMENCED OPERATIONS ON AUGUST 19, 1998.
(9) THE NEW JERSEY MUNICIPAL BOND PORTFOLIO--CLASS A COMMENCED OPERATIONS ON AUGUST 18, 1998.
(10) THE NEW YORK MUNICIPAL BOND PORTFOLIO--CLASS A COMMENCED OPERATIONS ON AUGUST 18, 1998.
(11) THE CALIFORNIA MUNICIPAL BOND PORTFOLIO--CLASS A COMMENCED
     OPERATIONS ON AUGUST 19, 1998.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- AUGUST 31, 1998

1.     ORGANIZATION
SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven portfolios: the Tax Free Portfolio, the California Tax Exempt Portfolio, the Institutional Tax Free Portfolio, the Pennsylvania Tax Free Portfolio, Ohio Tax Free Portfolio (collectively "the Money Market Portfolios"), the Intermediate-Term Municipal Portfolio, the Pennsylvania Municipal Bond Portfolio, the Massachusetts Municipal Bond Portfolio, the New Jersey Municipal Bond Portfolio, the New York Municipal Bond Portfolio, and the California Municipal Bond Portfolio (collectively "the Fixed Income Portfolios"). The Ohio Tax Free Portfolio had not commenced operations as of August 31, 1998. The Trust is registered to offer five classes of shares: Class A, Class B, Class C, Class D and Class CNI. The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Portfolios.
     SECURITY VALUATION -- Investment securities of each Money Market Portfolio are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.
     The market value for each security for each Fixed Income Portfolio is obtained from an independent pricing service. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts:

                                                         ACCUMULATED
                            PAID-IN-CAPITAL             REALIZED GAIN
      PORTFOLIO                  (000)                      (000)
    --------------           --------------            --------------
Institutional Tax Free            (7)                         7

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.
     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Portfolios are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for the Tax Free, the California Tax Exempt, the Institutional Tax Free, the Pennsylvania Tax Free, the Intermediate-Term Municipal and the Pennsylvania Municipal Bond Portfolios. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Portfolios at least annually.

3.    TRANSACTIONS WITH AFFILIATES
The Trust and SEI Investments Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the manager provides management, administrative and shareholder services to the Portfolios for an annual fee of .36% each of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Portfolios, .23% of the average daily net asset value of the California Tax Exempt Portfolio, .24% of the average daily net asset value of the Intermediate-Term Municipal Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Portfolios, .35% of the average daily net asset value of the Pennsylvania Municipal Bond Portfolio. However, the Manager has voluntarily agreed to waive a portion of its fee so that total expenses of each Portfolio will not exceed certain annual expense limitations.
     For the period September 1, 1995 to April 30, 1996, SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acted as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse certain distribution-related expenses incurred by the Distributor.
     Effective May 1, 1996, SEI Investments Distribution Co. continued to act as the distributor of the shares of the Trust under new Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C and Class CNI shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to .25% of the average daily net assets attributable to that particular class. For Class CNI, no such fees were levied since the inception of the plan. Such fees may be levied in the future when the Portfolios are operating below their voluntary expense caps. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, receptively, of the average daily nets assets attributable to that class. The Trust has adopted a distribution plan for its Class D and Class CNI shares pursuant to which a 12b-1 fee of up to .25% and
 .50%, respectively, of the average daily net assets attributable to that particular class of Class D and CNI Class shares will be paid to the Distributor. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under each of the plans adopted by the Trust, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
     Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4.    INVESTMENT ADVISORY
Weiss, Peck, & Greer L.L.C. ("WPG") act as the Investment Adviser on behalf of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Portfolios. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined daily net assets

--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


up to $500 million, .04% on the next $500 million and .03% of such assets in excess of $1 billion of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Portfolios. Prior to January 1, 1996, WPG also served as the Investment Adviser on behalf of the Intermediate-Term Municipal Portfolio. For the period January 1, 1996 to
April 15, 1996, Standish Ayer & Wood ("SAW") acted as the Investment Adviser on behalf of the Intermediate-Term Municipal Portfolio. Commencing April 16,
1996, SEI Investments Management Corporation ("SIMC") was appointed as the Investment Adviser of the Intermediate-Term Municipal Portfolio. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Portfolio's average daily net assets. Sub-Advisory services are provided to SIMC for the Intermediate-Term Municipal Portfolio by SAW pursuant to a sub-advisory agreement dated April 16, 1996.
SIMC is responsible for the supervision of, and payment of fees to, SAW in connection with their services.
     Morgan Grenfell Capital Management Incorporated ("MGCM") acts as the Investment Adviser of the Pennsylvania Municipal Bond Portfolio. For its services, MGCM receives a monthly fee equal to an annual rate of .20% of the average daily net assets of the Portfolio.
     SIMC acts as the Investment Adviser to the New York, New Jersey, Massachusetts and California Municipal Bond Portfolios. For its services,
SIMC receives a monthly fee equal to an annual rate of .33% of the average daily net assets of the Portfolios.
     Van Kampen Management Inc. ("Van Kampen"), acts as investment sub-adviser on behalf of the New Jersey and the California Municipal Bond Portfolios and is party to an investment sub-advisory agreement with the Trust and SIMC dated June 25, 1998.
     SAW acts as an investment sub-adviser on behalf of the New York and Massachusetts Municipal Bond Portfolios and is party to an investment sub-advisory agreement with the Trust and SIMC dated June 25, 1998.
     SIMC is responsible for the supervision of, and payment of fees, to Van Kampen and SAW in connection with their services to these Portfolios.

5.    INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the year ended August 31, 1998, were as follows:

                   INTERMEDIATE-
                       TERM        PENNSYLVANIA     MASSACHUSETTS
                     MUNICIPAL       MUNICIPAL        MUNICIPAL
                     PORTFOLIO    BOND PORTFOLIO   BOND PORTFOLIO
                       (000)          (000)            (000)
                   -------------  --------------   --------------
Purchases            $292,688        $28,496           $968
Sales                  31,911         25,822             99

                    NEW JERSEY       NEW YORK        CALIFORNIA
                     MUNICIPAL       MUNICIPAL       MUNICIPAL
                  BOND PORTFOLIO  BOND PORTFOLIO   BOND PORTFOLIO
                       (000)          (000)            (000)
                  -------------   --------------   --------------
Purchases              $909          $1,229            $938
Sales                    99              11              --


     Subsequent to October 31, 1997, the Portfolios recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at August 31, 1998. The Portfolios also had capital loss carryforwards at August 31, 1998, as follows:

                     TOTAL
                    CAPITAL
                     LOSS
                   CARRYOVER
                   AUGUST 31,   EXPIRES   EXPIRES    EXPIRES   EXPIRES   EXPIRES
PORTFOLIO             1998        2002      2003       2004      2005      2006
--------------     ---------    -------   --------  ---------   -------  -------
Tax Free
   Portfolio       $ 21,748     $17,406   $     93  $     --    $2,889    $1,360
California
   Tax Exempt
   Portfolio          6,636          --        --         --     6,636        --
Institutional
   Tax Free
   Portfolio          4,408          --        --         --     4,407         1
Intermediate-
   Term
   Municipal
   Portfolio        433,012          --    196,956   236,056        --        --
Pennsylvania
   Tax Free
   Portfolio         11,751          --         --        --    11,751       --

     For tax purposes, the losses in the Portfolios can be carried forward for a maximum of eight years to offset any net realized capital gains.

--------------------------------------------------------------------------------


     The aggregate gross unrealized appreciation on securities in which there was an excess of market value over cost, the aggregate gross unrealized depreciation on securities in which there was an excess of cost over market value and the net unrealized appreciation (depreciation) at August 31, 1998, for each Portfolio are as follows:


                   INTERMEDIATE-
                       TERM        PENNSYLVANIA     MASSACHUSETTS
                     MUNICIPAL       MUNICIPAL        MUNICIPAL
                     PORTFOLIO    BOND PORTFOLIO   BOND PORTFOLIO
                       (000)          (000)            (000)
                   -------------  --------------   --------------

Aggregate gross
   unrealized
   appreciation      $15,203         $4,005            $  5
Aggregate gross
   unrealized
   depreciation         (260)           (25)             --
                     -------         ------            ----
Net unrealized
   appreciation      $14,943         $3,980            $  5
                     =======         ======            ====


                    NEW JERSEY       NEW YORK         CALIFORNIA
                     MUNICIPAL       MUNICIPAL        MUNICIPAL
                       BOND            BOND             BOND
                    PORTFOLIO        PORTFOLIO        PORTFOLIO
                      (000)           (000)            (000)
                   -------------  --------------   --------------
Aggregate gross
   unrealized
   appreciation       $ 5              $ 7            $ 8
Aggregate gross
   unrealized
   depreciation        (1)              --             --
                      ---              ---            ---
Net unrealized
   appreciation       $ 4             $  7            $ 8
                      ===             ====            ===


6.    LINE OF CREDIT
The Portfolios have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Portfolios equal to 110% of such borrowings which may not exceed 10% of the Portfolios' total assets for the year ended August 31, 1998. As of August 31, 1998 the portfolio did not have any borrowings under this facility.

7.    CONCENTRATION OF CREDIT RISK
The Portfolios invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.
     The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.
     Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions).

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- AUGUST 31, 1998

8.    SHARE TRANSACTIONS (000):


                                                ---------------------     --------------------     -----------------------
                                                                              CALIFORNIA                INSTITUTIONAL
                                                      TAX FREE                TAX EXEMPT                  TAX FREE
                                                      PORTFOLIO               PORTFOLIO                   PORTFOLIO

                                                ---------------------     --------------------     -----------------------
                                                  1998        1997          1998       1997          1998           1997
                                                ---------   ---------     --------    --------     --------       --------

SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                2,868,542   1,929,474        471,131   378,414     4,812,268     5,109,226
   Shares Issued in Lieu of Cash Distributions      2,527       1,321             76        63         1,150           547
   Shares Redeemed                             (2,758,801) (1,839,669)      (483,007) (371,901)   (4,999,980)   (4,945,279)
                                                ---------   ---------   ------------   -------     ---------     ---------
   Total Class A Transactions                     112,268      91,126        (11,800)    6,576      (186,563)      164,494
                                                ---------   ---------   ------------   -------     ---------     ---------
   Class B:
   Shares Issued                                       --          --             --        --       404,501        74,602
   Shares Issued in Lieu of Cash Distributions         --          --             --        --           857            73
   Shares Redeemed                                     --          --             --        --      (345,134)      (54,051)
                                                ---------   ---------   ------------   -------     ---------     ---------
   Total Class B Transactions                          --          --             --        --        60,224        20,624
                                                ---------   ---------   ------------   -------     ---------     ---------
   Class C:
   Shares Issued                                       --          --             --        --       169,692        66,525
   Shares Issued in Lieu of Cash Distributions         --          --             --        --            --            --
   Shares Redeemed                                     --          --             --        --      (156,390)      (76,352)
                                                ---------   ---------   ------------   -------     ---------     ---------
   Total Class C Transactions                          --          --             --        --        13,302        (9,827)
                                                ---------   ---------   ------------   -------     ---------     ---------
   Class D:
   Shares Issued                                       --           1             --        --            --            --
   Shares Issued in Lieu of Cash Distributions         --          --             --        --            --            --
   Shares Redeemed                                     --          (6)            --        --            --            --
                                                ---------   ---------   ------------   -------     ---------     ---------
   Total Class D Transactions                          --          (5)            --        --            --            --
                                                ---------   ---------   ------------   -------     ---------     ---------
   Class CNI (1):
   Shares Issued                                       --          --      1,076,760   817,088            --            --
   Shares Issued in Lieu of Cash Distributions         --          --          9,619     9,680            --            --
   Shares Redeemed                                     --          --     (1,024,432) (765,343)           --            --
                                                ---------   ---------   ------------  --------     ---------     ---------
   Total CNI Class Transactions                        --          --         61,947    61,425            --            --
                                                ---------   ---------   ------------  --------     ---------     ---------
   Increase (Decrease) in Capital Shares          112,268      91,121         50,147    68,001      (113,037)      175,291
                                                =========   =========   ============  ========     =========     =========

   (1) FORMERLY CLASS G SHARES.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

 -----------------    -----------------    ----------------
    PENNSYLVANIA      INTERMEDIATE-TERM      PENNSYLVANIA
      TAX FREE            MUNICIPAL         MUNICIPAL BOND
      PORTFOLIO           PORTFOLIO           PORTFOLIO
 ------------------    ----------------    ----------------
  1998       1997       1998      1997      1998      1997
 -------    -------    ------    ------    ------    ------

 322,613    244,606    29,899    15,354        31        --
      77         42     1,001       408        --        --
(322,186)  (238,052)   (8,369)   (4,565)       --        --
--------    -------    ------    ------    ------    ------
     504      6,596    22,531    11,197        31        --
 -------    -------    ------    ------    ------    ------

      --         --        --        --     1,858     2,057
      --         --        --        --        44        54
      --         --        --        --    (1,783)   (2,112)
 -------    -------    ------    ------    ------    ------
      --         --        --        --       119        (1)
 -------    -------    ------    ------    ------    ------

      --         --        --        --        --        --
      --         --        --        --        --        --
      --         --        --        --        --        --
 -------    -------    ------    ------    ------    ------
      --         --        --        --        --        --
 -------    -------    ------    ------    ------    ------

      --         --        --        --        --        --
      --         --        --        --        --        --
      --         --        --        --        --        --
 -------    -------    ------    ------    ------    ------
      --         --        --        --        --        --
 -------    -------    ------    ------    ------    ------

      --         --        --        --        --        --
      --         --        --        --        --        --
      --         --        --        --        --        --
 -------    -------    ------    ------    ------    ------
      --         --        --        --        --        --
  ------    -------    ------    ------    ------    ------
     504      6,596    22,531    11,197       150        (1)
========    =======    ======    ======    ======    ======


 -----------------    -----------------    -----------------    ----------------
   MASSACHUSETTS         NEW JERSEY            NEW YORK            CALIFORNIA
  MUNICIPAL BOND       MUNICIPAL BOND        MUNICIPAL BOND       MUNICIPAL BOND
     PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
 -----------------    -----------------    -----------------    ----------------
        1997                 1998                 1998                 1998
 -----------------    -----------------    -----------------    ----------------

        103                  110                  137                  215
         --                   --                   --                   --
         --                   --                   --                    1
        ---                  ---                  ---                  ---
        103                  110                  137                  214
        ---                  ---                  ---                  ---

         --                   --                   --                   --
         --                   --                   --                   --
         --                   --                   --                   --
        ---                  ---                  ---                  ---
         --                   --                   --                   --
        ---                  ---                  ---                  ---

         --                   --                   --                   --
         --                   --                   --                   --
         --                   --                   --                   --
        ---                  ---                  ---                  ---
         --                   --                   --                   --
        ---                  ---                  ---                  ---

         --                   --                   --                   --
         --                   --                   --                   --
         --                   --                   --                   --
        ---                  ---                  ---                  ---
         --                   --                   --                   --
        ---                  ---                  ---                  ---

         --                   --                   --                   --
         --                   --                   --                   --
         --                   --                   --                   --
        ---                  ---                  ---                  ---
         --                   --                   --                   --
        ---                  ---                  ---                  ---
        103                  110                  137                  214
        ===                  ===                  ===                  ===

NOTICE TO SHAREHOLDERS (Unaudited)
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1998


SHAREHOLDER VOTING RESULTS
--------------------------

There were special meetings of shareholders of the Tax Free Portfolio, the Institutional Tax Free Portfolio, the California Tax Exempt Portfolio, and the Pennsylvania Tax Free Portfolio on July 29, 1998 to approve new advisory agreements between the Trust, on behalf of the aforementioned Portfolios, and Weiss, Peck & Greer, L.L.C. relating to the management of the assets of these Portfolios. The results were as follows:

------------------
TAX FREE PORTFOLIO
------------------

FOR QUORUM:                                    FOR PROPOSALS
Record Date Share Positions:  532,529,999.00   273,409,994.00 Shares    51.34% of Total Shares
Total Proxies:                         4,957            1,253 Proxies   25.28% of Total Proxies


                                SHARES VOTED          % OF VOTED                % OF TOTAL
                              --------------         ------------              ------------
For                           273,137,826.00            99.90%                    51.29%
Against                           155,650.00             0.06%                     0.03%
Abstain                           116,517.00             0.04%                     0.02%
                              --------------         ------------              ------------
TOTAL                         273,409,993.00           100.00%                    51.34%

INSTITUTIONAL TAX FREE PORTFOLIO
--------------------------------

FOR QUORUM:                                    FOR PROPOSALS
Record Date Share Positions 1,029,363,101.00   537,735,003.00 Shares        52.24% of Total Shares
Total Proxies:                           767              214 Proxies       27.90% of Total Proxies


                                SHARES VOTED          % OF VOTED                % OF TOTAL
                              --------------         ------------              ------------
For                           537,540,218.00            99.96%                    52.22%
Against                                 0.00             0.00%                     0.00%
Abstain                           194,784.00             0.04%                     0.02%
                              --------------         ------------              ------------
TOTAL                         537,735,002.00           100.00%                    52.24%


CALIFORNIA TAX EXEMPT PORTFOLIO
-------------------------------

FOR QUORUM:                                    FOR PROPOSALS
Record Date Share Positions:  502,595,059.00   376,495,175.83 Shares        74.91% of Total Shares
Total Proxies:                         2,927              277 Proxies        9.46% of Total Proxies



                                SHARES VOTED          % OF VOTED                % OF TOTAL
                              --------------         ------------              ------------
For                           374,966,127.83            99.59%                    74.61%
Against                           568,699.00             0.15%                     0.11%
Abstain                           960,349.00             0.26%                     0.19%
                              --------------         ------------              ------------
TOTAL                         376,495,175.83           100.00%                    74.91%

PENNSYLVANIA TAX FREE PORTFOLIO
-------------------------------

FOR QUORUM:                                     FOR PROPOSALS
Record Date Share Positions:   43,448,909.00    29,560,985.00 Shares        68.04% of Total Shares
Total Proxies:                            40              23 Proxies        57.50% of Total Proxies

                                SHARES VOTED          % OF VOTED                % OF TOTAL
                              --------------         ------------              ------------
For                            29,560,985.00           100.00%                    68.04%
Against                                 0.00             0.00%                     0.00%
Abstain                                 0.00             0.00%                     0.00%
                              --------------         ------------              ------------
TOTAL                          29,560,985.00           100.00%                    68.04%


--------------------------------------------------------------------------------

For shareholders that do not have an August 31, 1998 taxable year end, this notice is for informational purposes only. For shareholders with an August 31, 1998 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended August 31, 1998 each fund is designating the following items with regard to distributions paid during the year as follows:

                                                 (A)                (B)                 (C)
                                              LONG TERM          ORDINARY              (A+B)
                                            CAPITAL GAINS         INCOME               TOTAL
                                            DISTRIBUTIONS      DISTRIBUTIONS       DISTRIBUTIONS
PORTFOLIO                                    (TAX BASIS)        (TAX BASIS)         (TAX BASIS)
----------                                  -------------      -------------       -------------
Tax Free Portfolio                               0%                100%                 100%
California Tax Exempt Portfolio                  0%                100%                 100%
Institutional Tax Free Portfolio                 0%                100%                 100%
Pennsylvania Tax Free Portfolio                  0%                100%                 100%
Intermediate-Term Municipal Portfolio            0%                100%                 100%
Pennsylvania Municipal Bond Portfolio            5%                 95%                 100%
Massachusetts Municipal Bond Portfolio           0%                100%                 100%
New Jersey Municipal Bond Portfolio              0%                100%                 100%
New York Municipal Bond Portfolio                0%                100%                 100%
California Municipal Bond Portfolio              0%                100%                 100%

                                                 (D)                (E)                 (F)
                                             QUALIFYING         TAX-EXEMPT            FOREIGN
PORTFOLIO                                    DIVIDENDS(1)         INTEREST           TAX CREDIT
----------                                  -------------      -------------       -------------
Tax Free Portfolio                               0%                 99%                  0%
California Tax Exempt Portfolio                  0%                100%                  0%
Institutional Tax Free Portfolio                 0%                100%                  0%
Pennsylvania Tax Free Portfolio                  0%                100%                  0%
Intermediate-Term Municipal Portfolio            0%                100%                  0%
Pennsylvania Municipal Bond Portfolio            0%                 98%                  0%
Massachusetts Municipal Bond Portfolio           0%                100%                  0%
New Jersey Municipal Bond Portfolio              0%                100%                  0%
New York Municipal Bond Portfolio                0%                100%                  0%
California Municipal Bond Portfolio              0%                100%                  0%


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
  * ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF
    EACH FUND'S TOTAL DISTRIBUTIONS.
 ** ITEMS (D) AND (E) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS
    OF EACH FUND.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF SEI TAX EXEMPT TRUST:

We have audited the accompanying statements of net assets of the Tax Free, California Tax Exempt, Institutional Tax Free, Pennsylvania Tax Free, Intermediate-Term Municipal, Pennsylvania Municipal Bond, and the statements of assets and liabilities, including the schedules of investments, of the Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Portfolios of SEI Tax Exempt Trust (the "Trust") as of August 31, 1998, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax Free, California Tax Exempt, Institutional Tax Free, Pennsylvania Tax Free, Intermediate-Term Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Portfolios of SEI Tax Exempt Trust as of August 31, 1998, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
October 12, 1998

---------------------
SEI TAX EXEMPT TRUST
---------------------
ANNUAL REPORT
---------------------
AUGUST 31, 1998


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathy Heilig
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISERS
Morgan Grenfell Capital Management Incorporated
PENNSYLVANIA MUNICIPAL BOND PORTFOLIO
SEI Investments Management Corporation:
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
MASSACHUSETTS MUNICIPAL BOND PORTFOLIO
NEW JERSEY MUNICIPAL BOND PORTFOLIO
NEW YORK MUNICIPAL BOND PORTFOLIO
CALIFORNIA MUNICIPAL BOND PORTFOLIO
Weiss, Peck & Greer L.L.C.:
TAX FREE PORTFOLIO
CALIFORNIA TAX EXEMPT PORTFOLIO
INSTITUTIONAL TAX FREE PORTFOLIO
PENNSYLVANIA TAX FREE PORTFOLIO

SUB-ADVISERS
Standish, Ayer & Woods, Inc.
INTERMEDIATE-TERM MUNICIPAL PORTFOLIO
MASSACHUSETTS MUNICIPAL BOND PORTFOLIO
NEW YORK MUNICIPAL BOND PORTFOLIO

Van Kampen Management Inc.
CALIFORNIA MUNICIPAL BOND PORTFOLIO
NEW JERSEY MUNICIPAL BOND PORTFOLIO

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP



THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL
1[BULLET]800[BULLET]DIAL[BULLET]SEI/1[BULLET]800[BULLET]342[BULLET]5734



[LOGO OMITTED] INVESTMENTS

DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-024-09